     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 4, 2008.

                                                            FILE NOS. 333-144000
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 4                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 5                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              (Name of Depositor)


                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on February 4, 2008 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 4 and Amendment No. 5 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET



                              PART A -- PROSPECTUS



Incorporated by reference to the Prospectus as filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-144000 and 811-03859, filed on October 3, 2007, Accession No. 0000950124-07-005007.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris Advantage Variable Annuity
                                                                           (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris Advantage
                                                                           Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE
                       POLARIS ADVANTAGE VARIABLE ANNUITY
                       PROSPECTUS DATED OCTOBER 15, 2007
--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO FEBRUARY 4, 2008.

THE FOLLOWING PORTFOLIOS AND MANAGERS ARE ADDED TO THE COVER PAGE OF THE
PROSPECTUS:

VARIABLE PORTFOLIOS                                              MANAGED BY:
Franklin Income Securities Fund                                  Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund            Franklin Templeton Services, LLC*

---------------

*Franklin Templeton Services, LLC is the administrator of this fund of funds.

THE FOLLOWING REPLACES THE MARKETLOCK FOR LIFE PLUS FEE IN THE FEE TABLE ON PAGE 4 OF THE PROSPECTUS:

MARKETLOCK FOR LIFE PLUS FEE

(calculated as a percentage of the Benefit Base)

MARKETLOCK FOR     ALL YEARS IN WHICH THE
LIFE PLUS OPTIONS  FEATURE IS IN EFFECT      ANNUALIZED FEE
-----------------  -----------------------   --------------
Option 1           For One Covered Person      0.65%
                   For Two Covered Persons     0.90%

Option 2           For One Covered Person      0.75%
                   For Two Covered Persons     1.00%

THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES SECTION LOCATED ON PAGE 4 OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES

The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                                                                                              MINIMUM       MAXIMUM
                                                                                              -------       -------
TOTAL ANNUAL UNDERLYING FUND EXPENSES(8)..................................................     0.72%         1.98%
(expenses that are deducted from Underlying Funds of the Trusts, including management fees, other expenses and
12b-1 fees if applicable)

---------------

(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2007. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2006.

THE FOLLOWING REPLACES THE MAXIMUM AND MINIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.65%, including EstatePlus, the optional MarketLock For Life Plus feature (1.00%), and investment in an Underlying Fund with total expenses of 1.98%)

(1) If you surrender your contract at the end of the applicable time period:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
              $1,393                $2,281                 $3,169                  $4,947
        ========================================================================================

(2) If you annuitize your contract at the end of the applicable time period(4):

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
               $493                 $1,481                 $2,469                  $4,947
        ========================================================================================

(3) If you do not surrender your contract:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
               $493                 $1,481                 $2,469                  $4,947
        ========================================================================================

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
              $1,145                $1,555                 $1,991                  $2,756
        ========================================================================================

(2) If you annuitize your contract at the end of the applicable time period

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
               $245                  $755                  $1,291                  $2,756
        ========================================================================================

(3) If you do not surrender your contract:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
               $245                  $755                  $1,291                  $2,756
        ========================================================================================

---------------

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see INCOME OPTIONS below.

THE FOLLOWING ADVISER AND VARIABLE PORTFOLIOS ARE ADDED TO THE INVESTMENT OPTIONS SECTION LOCATED ON PAGES 9 AND 11 OF THE PROSPECTUS:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund. Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds and is administered by Franklin Templeton Services, LLC; each underlying fund of the VIP Founding Funds has its own investment advisor. Please see the VIP Founding Funds prospectus for details.

VARIABLE PORTFOLIOS                                    MANAGED BY:                        TRUST   ASSET
                                                                                                  CLASS
Franklin Income Securities Fund                        Franklin Advisers, Inc.            FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC*  FTVIPT  BALANCED

---------------

*Franklin Templeton Services, LLC is the administrator of this fund of funds.

THE FOLLOWING IS ADDED TO THE POLARIS PORTFOLIO ALLOCATOR PROGRAM SECTION OF THE
PROSPECTUS:

POLARIS PORTFOLIO ALLOCATOR MODELS

---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Growth-Income
   SAST                   3%         3%         4%         5%
---------------------------------------------------------------
 Capital Growth           4%         5%         5%         9%
---------------------------------------------------------------
 Cash Management          3%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond          19%        14%         9%         0%
---------------------------------------------------------------
 Emerging Markets         3%         3%         3%         5%
---------------------------------------------------------------
 Equity
   Opportunities          0%         0%         0%         3%
---------------------------------------------------------------
 Fundamental Growth       5%         9%         9%         9%
---------------------------------------------------------------
 Government and
   Quality Bond          27%        18%        11%         3%
---------------------------------------------------------------
 Growth                   4%         5%         5%         0%
---------------------------------------------------------------
 Growth-Income            0%         0%         0%         4%
---------------------------------------------------------------
 International
   Diversified
   Equities               0%         4%         7%         8%
---------------------------------------------------------------
 International
   Growth & Income        9%        10%        11%        14%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             6%         8%         9%         9%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        2%         0%         0%         0%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         2%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  5%         6%         8%         6%
---------------------------------------------------------------
 Small Company Value      0%         3%         4%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         9%        11%
---------------------------------------------------------------
TOTAL                   100%       100%       100%       100%
---------------------------------------------------------------

The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

THE FOLLOWING REPLACES THE MARKETLOCK FOR LIFE PLUS SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADER OF THE PROSPECTUS:

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           80
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both Option 1 and Option 2 of the MarketLock For Life Plus feature annually lock-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date. Option 2 offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Benefit Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by a bonus amount (the "Bonus"). The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary.

The two options available under MarketLock for Life Plus are summarized as follows:

--------------------------------------------------------------------------
     MARKETLOCK FOR
        LIFE PLUS              BASIS FOR GUARANTEED
         OPTIONS                    WITHDRAWALS                BONUS
--------------------------------------------------------------------------
 Option 1                  Greater of:                    6% of Bonus Base
                           (1) highest anniversary
                           value; or (2) Benefit Base
                           plus the Bonus
--------------------------------------------------------------------------
 Option 2                  Greatest of:                   7% of Bonus Base
                           (1) highest anniversary
                           value; (2) Benefit Base plus
                           the Bonus; or (3) if no
                           withdrawals are taken in the
                           first 10 contract years
                           following the Effective Date,
                           200% of the Purchase Payments
                           made in the first contract
                           year.
--------------------------------------------------------------------------

For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

--------------------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING COVERED            WITHDRAWAL
          PERSON AT TIME OF FIRST WITHDRAWAL                     PERCENTAGE*
--------------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday                            4%
--------------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                            5%
--------------------------------------------------------------------------------------
        On or after 76th birthday                                     6%
--------------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in benefit year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. Option 1 and Option 2 are subject to different investment requirements as outlined below.

OPTION 1 - INVESTMENT REQUIREMENTS

You may comply with investment requirements for Option 1 by allocating your investments in one of three ways:

     1. Invest 100% in Polaris Portfolio Model 1, 2 or 3

     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:

-------------------------------------------------------------------------
     INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
-------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed              Maximum 100%   Corporate Bond
   Accounts                           Global Bond
                                      Government & Quality Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
-------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Strategic Growth
                                      Telecom Utility
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
                                      Van Kampen LIT Strategic Growth,
                                        Class II Shares
                                      Worldwide High Income
-------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
-------------------------------------------------------------------------

OPTION 2 - INVESTMENT REQUIREMENTS

You may comply with investment requirements for Option 2 by allocating 100% of your investments to the Cash Management Variable Portfolio or to Polaris Portfolio Allocator Model 1, 2 or 3.

For details regarding the investment allocations of the Polaris Portfolio Allocator models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you have elected Option 1, we will rebalance your contract in accordance with your most current Automatic Asset Rebalancing Program instructions on file. If you have elected Option 2, we will rebalance your contract in accordance with the allocations specified within the Polaris Portfolio Allocator Model you have selected. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include Payment Enhancements and/or any spousal continuation contributions; however, Payment Enhancements and continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE PAYMENT ENHANCMENT ABOVE AND SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS PERIOD ENDS:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than or equal to (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

If Option 2 is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Benefit Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Benefit Base calculated based on the maximum Anniversary Value;

          (b) is the Bonus plus the current Benefit Base; and

          (c) is 200% of the Purchase Payments made in the first contract year.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the contract value or any other benefits under the contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "What are the Effects of Withdrawals on MarketLock For Life Plus?" below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect Option 1 or Option 2 and whether you elect to cover one life or two lives.

-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE
       PLUS OPTION                                         ANNUALIZED FEE
-------------------------------------------------------------------------------
 Option 1                           For One                   0.65% of
                                Covered Person              Benefit Base
                           ------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------
 Option 2                           For One                   0.75% of
                                Covered Person              Benefit Base
                           ------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect Option 2 and you take a withdrawal, your fee remains the same; however, your Benefit Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT OPTION 2 AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR BENEFIT BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Bonus Period, a Bonus will not be added to your Benefit Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Can I extend the Benefit Base Evaluation Period beyond 10 years?

There is an option for extension of the Benefit Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE BENEFIT BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period which is a period of 5 years. Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal

Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

Can I extend the Bonus Period beyond 10 years?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the Continuing Spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. If Option 2 was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX OF THE
PROSPECTUS:

EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS OPTION 2:

Assume you elect MarketLock For Life Plus Option 2, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 10th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
                       CONTRACT   BENEFIT     BONUS               WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      BONUS      AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------

* The Benefit Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Bonus plus the Benefit Base; therefore, the Benefit Base is increased to $200,000 on the 10th anniversary.

On your 10th anniversary, your Benefit Base is equal to the greatest of your contract value ($103,000), your Bonus plus your current Benefit Base
($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit
Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 10th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

Dated: February 4, 2008

                Please keep this Supplement with your Prospectus

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT
                       POLARIS ADVANTAGE VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated February 4, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                February 4, 2008

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Master-Feeder Structure..........................................    4

Performance Data ................................................    5

Annuity Income Payments..........................................    9

Annuity Unit Values..............................................   10

Taxes............................................................   13

Distribution of Contracts........................................   21

Financial Statements.............................................   21

                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity Income Payments).


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                 ---------------------------------------------

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, AIG SunAmerica Asset Management Company ("AIG SAAMCo") does not provide any portfolio management services for the Feeder Funds. AIG SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, AIG SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     AIG SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Portfolio ceases to operate as a "feeder fund," AIG SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Master funds commonly are not registered under the Securities Act of 1933. The Master Funds in which the Feeder Funds invest are registered under the Securities Act of 1933;

     - Master funds commonly sign the feeder funds' registration statement and have certain Securities Act liability with respect to the feeder funds' offering. The Board of Trustees of the Master Funds do not sign the Feeder Funds' registration statement and, therefore, do not incur any liability for the Feeder Funds offering;

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, AIG SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, AIG SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


                                PERFORMANCE DATA
                                ----------------

     From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., and Van Kampen Life Investment Trust ("Trusts") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying fund. Further, returns shown are for the original class of shares of certain Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges for the newer class of shares (for Class 3 and Class II respectively) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 for Anchor Series Trust and SunAmerica Series Trust, and Class II for Van Kampen Life Investment Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for each Trust except Lord Abbett Series Fund, Inc. The inception date of the Class 3 shares in Anchor Series and SunAmerica Series Trusts is September 30, 2002; the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

        E = Premium Enhancement Rate, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV
where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We will report performance for this contract which includes the payment enhancements.

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODEL PERFORMANCE

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                      n
                P(1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS
                            -----------------------


INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity Income Payment date is $13.327695.

     P's first variable annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity income payments factors for each $1,000 of applied contract value, P's first variable annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable annuity Income Payments are computed in a manner similar to the second variable annuity Income Payment.

     Note that the amount of the first variable annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity Income Payments.

                                      TAXES
                                      -----
GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC);

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

o for payment of health insurance if you are unemployed and meet certain requirements;

o  distributions from IRAs for higher education expenses;

o  distributions from IRAs for first home purchases;

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------


The following financial statements of Variable Separate Account and consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-137895 and 811-03859, filed on April 26, 2007, Accession No.
0000950148-07-000099:

Variable Separate Account
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2006
     -   Schedule of Portfolio Investments as of December 31, 2006
     -   Statement of Operations for the year ended December 31, 2006
     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005
     -   Notes to Financial Statements

AIG SunAmerica Life Assurance Company
     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2006 and 2005
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004
     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004
     -   Notes to Consolidated Financial Statements

Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2007 and December 31, 2006, and for the nine months ended September 30, 2007 and 2006, and financial statements (unaudited) for Variable Separate Account at September 30, 2007 and for the nine months ended September 30, 2007, are included herein.

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Consolidated Balance Sheet (Unaudited) - September 30, 2007 and
   December 31, 2006                                                     1 to 2

Consolidated Statement of Income and Comprehensive Income
   (Unaudited) - Nine Months Ended September 30, 2007 and 2006           3 to 4

Consolidated Statement of Cash Flows (Unaudited) - Nine Months
   Ended September 30, 2007 and 2006                                     5 to 6

Notes to Consolidated Financial Statements (Unaudited)                   7 to 9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                   (UNAUDITED)

                                                                 September 30,   December 31,
                                                                      2007           2006
                                                                 -------------   ------------
                                                                        (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                $   218,140     $   167,722
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: September 30, 2007,
      $3,776,867; December 31, 2006, $3,946,612)                    3,757,240       3,952,023
   Mortgage loans                                                     449,685         536,357
   Policy loans                                                       153,148         159,222
   Mutual funds                                                        23,165          29,633
   Common stocks available for sale, at fair value (cost:
      September 30, 2007, $20,258; December 31, 2006, $21,701)         19,651          22,006
   Partnerships                                                       237,212             414
   Securities lending collateral, at fair value (cost:
      September 30, 2007, $2,440,257; December 31, 2006,
      $2,110,459)                                                   2,386,037       2,110,459
   Derivative assets, at fair value                                   134,222          93,061
                                                                  -----------     -----------
   Total investments and cash                                       7,378,500       7,070,897
Variable annuity assets held in separate accounts                  30,571,878      27,789,310
Accrued investment income                                              58,372          59,167
Deferred acquisition costs                                          1,510,714       1,456,680
Other deferred expenses                                               263,788         263,613
Income taxes currently receivable from Parent                           5,351              67
Goodwill                                                               14,056          14,056
Other assets                                                           91,803          62,422
                                                                  -----------     -----------
TOTAL ASSETS                                                      $39,894,462     $36,716,212
                                                                  ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                   (UNAUDITED)

                                                               September 30,   December 31,
                                                                    2007           2006
                                                               -------------   ------------
                                                                      (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable
      annuity contracts                                         $ 2,756,739     $ 2,926,124
   Reserves for universal life insurance contracts                1,364,363       1,408,877
   Reserves for guaranteed investment contracts                      41,932          42,647
   Reserves for guaranteed benefits                                  86,025          75,234
   Securities lending payable                                     2,440,257       2,110,459
   Due to affiliates                                                 15,794          23,866
   Other liabilities                                                243,943         231,497
                                                                -----------     -----------
   Total reserves, payables and accrued liabilities               6,949,053       6,818,704
Derivative liabilities, at fair value                                 6,476           2,451
Variable annuity liabilities related to separate accounts        30,571,878      27,789,310
Deferred income taxes                                               341,383         345,376
                                                                -----------     -----------
Total liabilities                                                37,868,790      34,955,841
                                                                -----------     -----------
Shareholder's equity:
   Common stock                                                       3,511           3,511
   Additional paid-in capital                                       934,267         761,664
   Retained earnings                                              1,126,933         992,179
   Accumulated other comprehensive income (loss)                    (39,039)          3,017
                                                                -----------     -----------
   Total shareholder's equity                                     2,025,672       1,760,371
                                                                -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $39,894,462     $36,716,212
                                                                ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                           2007       2006
                                                         --------   --------
                                                            (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance   $428,552   $360,012
      Asset management fees                                59,627     59,144
      Universal life insurance policy fees, net of
         reinsurance                                       25,639     26,706
      Surrender charges                                    19,657     20,314
      Other fees                                           10,894     10,628
                                                         --------   --------
   Total fee income                                       544,369    476,804
   Investment income                                      211,451    246,736
   Net realized investment gain (loss)                    (33,389)     1,757
                                                         --------   --------
Total revenues                                            722,431    725,297
                                                         --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                 70,070     82,868
      Universal life insurance contracts                   47,993     49,977
      Guaranteed investment contracts                       2,558      3,732
                                                         --------   --------
   Total interest expense                                 120,621    136,577
   Amortization of bonus interest                          21,219     15,473
   Amortization of deferred acquisition costs and
      other deferred expenses                             158,434    154,392
   Claims on universal life insurance contracts, net
      of reinsurance recoveries                            15,079     15,783
   Guaranteed benefits, net of reinsurance recoveries      29,731     42,050
   General and administrative expenses                    124,686    109,495
   Annual commissions                                      77,693     66,998
                                                         --------   --------
Total benefits and expenses                               547,463    540,768
                                                         --------   --------
PRETAX INCOME                                             174,968    184,529
Income tax expense                                         40,214     31,967
                                                         --------   --------
NET INCOME                                               $134,754   $152,562
                                                         --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                      2007       2006
                                                   ---------   --------
                                                      (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments - net of
   reclassification and related amortization of
   deferred acquisition costs and other deferred
   expenses                                        $(112,790)  $ (8,646)
Reclassification adjustment for net realized
   (gain) loss included in net income                 46,929     (9,686)
Foreign currency translation adjustments               1,118      1,638
Deferred income tax benefit on above changes          22,687      5,844
                                                   ---------   --------
OTHER COMPREHENSIVE LOSS                             (42,056)   (10,850)
                                                   ---------   --------
COMPREHENSIVE INCOME                               $  92,698   $141,712
                                                   =========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                            2007        2006
                                                         ---------   ---------
                                                             (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                               $ 134,754   $ 152,562
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                  70,070      82,868
      Universal life insurance contracts                    47,993      49,977
      Guaranteed investment contracts                        2,558       3,732
   Net realized investment (gain) loss                      33,389      (1,757)
   Amortization of net premium/(accretion of net
      discount) on investments                               1,657       1,924
   Amortization of deferred acquisition costs and
      other expenses                                       179,653     169,865
   Acquisition costs deferred                             (182,758)   (182,044)
   Other expenses deferred                                 (20,107)    (18,716)
   Provision for deferred income taxes                      21,189      24,540
   Change in:
      Accrued investment income                                795       1,966
      Income taxes currently receivable from Parent         (5,284)    (17,650)
      Other assets                                          (3,371)     (2,896)
      Due from/to affiliates                                (8,072)     (4,685)
      Other liabilities                                     (4,194)     34,372
   Other, net                                               (6,505)    (12,623)
                                                         ---------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  261,767     281,435
                                                         ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks           (828,657)   (536,647)
   Mortgage loans                                          (27,999)   (159,922)
   Partnerships                                            (66,721)         --
   Derivatives                                             (92,266)    (10,442)
   Other investments, excluding short-term
      investments                                           (5,775)     (4,508)
Sales of:
   Bonds, notes and redeemable preferred stocks            705,431     548,167
   Derivatives                                              40,400       4,200
   Other investments, excluding short-term investments      13,462       3,504
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks            274,420     614,386
   Mortgage loans                                          114,739      66,729
   Other investments, excluding short-term investments       6,386       7,626
Change in securities lending collateral                   (334,654)   (996,572)
                                                         ---------   ---------
NET CASH USED IN INVESTING ACTIVITIES                    $(201,234)  $(463,479)
                                                         ---------   ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                           2007          2006
                                                       -----------   -----------
                                                             (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                $ 1,356,058   $ 1,194,997
   Universal life insurance contracts                       28,089        28,475
Net exchanges from the fixed accounts of variable
   annuity contracts                                    (1,221,999)   (1,116,929)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                   (321,769)     (561,537)
   Universal life insurance contracts                      (39,617)      (38,539)
   Guaranteed investment contracts                          (3,186)      (77,668)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                    (71,903)      (62,726)
   Universal life insurance contracts                      (69,677)      (76,276)
Change in securities lending payable                       329,798       996,572
Capital contribution                                         4,091            --
Dividend paid to Parent                                         --       (80,000)
                                                       -----------   -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        (10,115)      206,369
                                                       -----------   -----------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS             50,418        24,325
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING
   OF PERIOD                                               167,722       190,066
                                                       -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD       $   218,140   $   214,391
                                                       ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid to Parent                            $    24,309   $    25,077
                                                       ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to
      reserve for annuity contracts                    $    27,013   $    32,078
                                                       ===========   ===========
   Capital contribution of partnerships                $   168,512   $        --
                                                       ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     These unaudited condensed consolidated financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited consolidated financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these consolidated financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2006 financial statements to conform to their 2007 presentation.

     INVESTMENTS: In 2007, the Company recorded realized losses of approximately $4,856,000 related to the securities lending collateral investments, primarily from the sale of mortgage-backed bonds held as collateral investments. The Company's ultimate parent, American International Group, Inc. ("AIG"), deposited funds in the collateral pool equal to the losses incurred between August 1 and September 28, 2007, and the Company recorded its allocated portion of such funds as a capital contribution of $4,091,000.

     As of September 30, 2007, the Company's securities lending collateral investments had a net unrealized loss of $54,220,000. AIG has agreed to make additional contributions up to a specified aggregate limit to offset losses incurred by its insurance subsidiaries from securities lending collateral investments.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The provisions of SOP 05-1 became effective as of January 1, 2007. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's consolidated financial condition or results of operations.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's consolidated financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements. FAS 157 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

2.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has three agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2007 is $84,400,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $29,700,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Two of these commitments are scheduled to expire in the remainder of 2007. The Company's commitments under the third agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (UNAUDITED)

2.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company and its subsidiaries received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

3.   SUBSEQUENT EVENT

     Effective December 31, 2007, the Company recorded approximately $74 million of additional amortization of deferred acquisition costs and sales inducements related to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates. The impact of these changes also resulted in a decrease in reserves for guaranteed benefits and guaranteed benefits expense of approximately $16 million.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007
                                   UNAUDITED

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007
                                    UNAUDITED

                                    CONTENTS

Statement of Assets and Liabilities, September 30, 2007....................    1
Schedule of Portfolio Investments, September 30, 2007......................   35
Statement of Operations, for the nine months ended September 30, 2007......   37
Statement of Changes in Net Assets, for the nine months ended
   September 30, 2007......................................................   57
Notes to Financial Statements..............................................   77

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                            Government
                                                                                and
                                                   Asset        Capital       Quality                     Natural
                                                Allocation   Appreciation      Bond         Growth       Resources
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ------------  ------------  ------------  ------------  ------------
   Dividends receivable                                   0             0             0             0             0
Liabilities:                                              0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
Net assets:                                    $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ============  ============  ============  ============  ============
   Accumulation units                          $251,681,297  $684,084,218  $233,702,136  $267,797,069  $214,664,189
   Contracts in payout (annuitization) period     2,764,249     2,481,321     1,859,199     1,285,590     1,143,058
                                               ------------  ------------  ------------  ------------  ------------
      Total net assets                         $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ============  ============  ============  ============  ============
Accumulation units outstanding                    9,317,164    13,135,514    13,367,747     6,962,517     3,355,315
                                               ============  ============  ============  ============  ============

                                                                           Government
                                                                               and
                                                  Asset        Capital       Quality
                                                Allocation  Appreciation      Bond         Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               -----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                               -----------  ------------  ------------  -----------
Net assets:                                    $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               ===========  ============  ============  ===========
   Accumulation units                          $18,714,029  $137,538,949  $112,141,918  $74,597,071
   Contracts in payout (annuitization) period       53,857       323,352       398,371      125,984
                                               -----------  ------------  ------------  -----------
      Total net assets                         $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               ===========  ============  ============  ===========
Accumulation units outstanding                     696,221     2,583,746     6,381,948    1,951,631
                                               ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                        Government
                                                                                            and
                                                 Natural       Asset        Capital       Quality
                                                Resources    Allocation  Appreciation      Bond         Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  -----------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               -----------  -----------  ------------  ------------  ------------
   Dividends receivable                                  0            0             0             0             0
Liabilities:                                             0            0             0             0             0
                                               -----------  -----------  ------------  ------------  ------------
Net assets:                                    $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ===========  ===========  ============  ============  ============
   Accumulation units                          $45,373,443  $32,534,372  $525,013,656  $512,157,029  $219,869,419
   Contracts in payout (annuitization) period        5,469        2,612       120,605       166,064        77,354
                                               -----------  -----------  ------------  ------------  ------------
      Total net assets                         $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ===========  ===========  ============  ============  ============
Accumulation units outstanding                     712,876    1,218,683     9,999,847    29,387,991     5,822,659
                                               ===========  ===========  ============  ============  ============



                                                  Natural     Aggressive    Alliance
                                                 Resources      Growth       Growth       Balanced
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 3)    (Class 1)     (Class 1)     (Class 1)
                                               ------------  -----------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ------------  -----------  ------------  ------------
   Dividends receivable                                   0            0             0             0
Liabilities:                                              0            0             0             0
                                               ------------  -----------  ------------  ------------
Net assets:                                    $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ============  ===========  ============  ============
   Accumulation units                          $183,475,488  $89,666,213  $446,900,576  $101,525,273
   Contracts in payout (annuitization) period         6,646      665,890     2,824,184     1,035,758
                                               ------------  -----------  ------------  ------------
      Total net assets                         $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ============  ===========  ============  ============
Accumulation units outstanding                    2,965,579    4,772,172    12,223,703     5,950,812
                                               ============  ===========  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Blue Chip     Capital        Cash        Corporate       Davis
                                                  Growth       Growth     Management       Bond      Venture Value
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  -----------  ------------  ------------  --------------
Assets:
   Investments in Trusts, at net asset value   $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               -----------  -----------  ------------  ------------  --------------
   Dividends receivable                                  0            0             0             0               0
Liabilities:                                             0            0             0             0               0
                                               -----------  -----------  ------------  ------------  --------------
Net assets:                                    $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  ============  ============  ==============
   Accumulation units                          $17,253,515  $14,577,373  $164,672,110  $147,655,638  $1,224,066,669
   Contracts in payout (annuitization) period       67,395       64,594       788,050     1,230,638       4,795,525
                                               -----------  -----------  ------------  ------------  --------------
      Total net assets                         $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  ============  ============  ==============
Accumulation units outstanding                   2,382,801    1,553,299    12,082,484     8,130,678      29,911,271
                                               ===========  ===========  ============  ============  ==============

                                                "Dogs" of     Emerging        Equity      Fundamental
                                               Wall Street     Markets    Opportunities     Growth
                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  ------------  -------------  ------------
Assets:
   Investments in Trusts, at net asset value   $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               -----------  ------------   -----------   ------------
   Dividends receivable                                  0             0             0              0
Liabilities:                                             0             0             0              0
                                               -----------  ------------   -----------   ------------
Net assets:                                    $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               ===========  ============   ===========   ============
   Accumulation units                          $41,270,155  $147,859,276   $89,664,936   $108,577,657
   Contracts in payout (annuitization) period      356,437       270,629       766,518        733,637
                                               -----------  ------------   -----------   ------------
      Total net assets                         $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               ===========  ============   ===========   ============
Accumulation units outstanding                   3,151,209     5,734,352     4,145,972      5,215,350
                                               ===========  ============   ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)



                                                  Global       Global         Growth        Growth-     High-Yield
                                                   Bond       Equities    Opportunities     Income         Bond
                                                Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -----------  ------------  -------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               -----------  ------------   -----------   ------------  ------------
   Dividends receivable                                  0             0             0              0             0
Liabilities:                                             0             0             0              0             0
                                               -----------  ------------   -----------   ------------  ------------
Net assets:                                    $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ===========  ============   ===========   ============  ============
   Accumulation units                          $68,846,125  $169,085,080   $20,534,291   $390,662,644  $148,027,996
   Contracts in payout (annuitization) period      195,303       969,560        25,079      3,502,841       682,684
                                               -----------  ------------   -----------   ------------  ------------
      Total net assets                         $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ===========  ============   ===========   ============  ============
Accumulation units outstanding                   3,681,163     6,278,648     3,063,403     11,513,379     7,009,700
                                               ===========  ============   ===========   ============  ============

                                                                                               MFS
                                               International  International    Marsico    Massachusetts
                                                Diversified       Growth       Focused      Investors
                                                  Equities       & Income       Growth        Trust
                                                 Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value    $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ------------   ------------  -----------   ------------
   Dividends receivable                                    0              0            0              0
Liabilities:                                               0              0            0              0
                                                ------------   ------------  -----------   ------------
Net assets:                                     $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ============   ============  ===========   ============
   Accumulation units                           $147,025,871   $221,801,894  $52,243,194   $127,422,779
   Contracts in payout (annuitization) period        766,819      1,308,893       67,349        483,861
                                                ------------   ------------  -----------   ------------
      Total net assets                          $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ============   ============  ===========   ============
Accumulation units outstanding                     8,804,002     10,704,262    3,825,349      4,969,850
                                                ============   ============  ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 MFS Total     Mid-Cap                                 Telecom
                                                  Return       Growth      Real Estate   Technology    Utility
                                                 Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  -----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ------------  -----------  ------------  -----------  -----------
   Dividends receivable                                   0            0             0            0            0
Liabilities:                                              0            0             0            0            0
                                               ------------  -----------  ------------  -----------  -----------
Net assets:                                    $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ===========  ============  ===========  ===========
   Accumulation units                          $388,878,352  $91,759,996  $106,169,772  $20,926,246  $37,607,649
   Contracts in payout (annuitization) period     1,210,781      471,682       493,532       69,353      293,441
                                               ------------  -----------  ------------  -----------  -----------
      Total net assets                         $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ===========  ============  ===========  ===========
Accumulation units outstanding                   13,443,833    7,361,752     3,582,270    7,227,931    2,184,037
                                               ============  ===========  ============  ===========  ===========

                                                Worldwide    Aggressive    Alliance
                                               High Income     Growth       Growth      Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               -----------  -----------  -----------  -----------
   Dividends receivable                                  0            0            0            0
Liabilities:                                             0            0            0            0
                                               -----------  -----------  -----------  -----------
Net assets:                                    $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
   Accumulation units                          $46,012,076  $12,590,987  $61,936,364  $16,779,767
   Contracts in payout (annuitization) period      330,996        6,992       22,390       13,092
                                               -----------  -----------  -----------  -----------
      Total net assets                         $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
Accumulation units outstanding                   2,094,115      670,914    1,687,597      981,238
                                               ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                     Davis
                                                Blue Chip    Capital       Cash      Corporate      Venture
                                                 Growth      Growth     Management      Bond         Value
                                                Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ----------  ----------  -----------  -----------  ------------
   Dividends receivable                                 0           0            0            0             0
Liabilities:                                            0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
Net assets:                                    $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ==========  ==========  ===========  ===========  ============
   Accumulation units                          $9,302,261  $5,926,949  $58,429,642  $49,319,133  $195,946,167
   Contracts in payout (annuitization) period       1,970           0      173,320      176,488       435,204
                                               ----------  ----------  -----------  -----------  ------------
      Total net assets                         $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ==========  ==========  ===========  ===========  ============
Accumulation units outstanding                  1,303,078     635,804    4,318,051    2,731,350     4,781,788
                                               ==========  ==========  ===========  ===========  ============


                                                "Dogs" of     Emerging       Equity       Foreign
                                               Wall Street    Markets    Opportunities     Value
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               -----------  -----------   -----------   -----------
   Dividends receivable                                  0            0             0             0
Liabilities:                                             0            0             0             0
                                               -----------  -----------   -----------   -----------
Net assets:                                    $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
   Accumulation units                          $15,204,190  $31,378,778   $16,540,405   $79,032,093
   Contracts in payout (annuitization) period        1,285        2,678        21,601        41,217
                                               -----------  -----------   -----------   -----------
      Total net assets                         $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
Accumulation units outstanding                   1,162,815    1,230,848       767,868     3,509,971
                                               ===========  ===========   ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                               Fundamental     Global       Global        Growth      Growth-
                                                  Growth        Bond       Equities   Opportunities    Income
                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value    $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ----------  -----------  -----------    ----------   -----------
   Dividends receivable                                  0            0            0             0             0
Liabilities:                                             0            0            0             0             0
                                                ----------  -----------  -----------    ----------   -----------
Net assets:                                     $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ==========  ===========  ===========    ==========   ===========
   Accumulation units                           $6,767,266  $16,632,309  $19,874,598    $8,847,949   $30,595,229
   Contracts in payout (annuitization) period       14,999            0       81,731             0        63,377
                                                ----------  -----------  -----------    ----------   -----------
      Total net assets                          $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ==========  ===========  ===========    ==========   ===========
Accumulation units outstanding                     325,788      888,844      740,526     1,332,029       891,174
                                                ==========  ===========  ===========    ==========   ===========

                                                            International  International    Marsico
                                                High-Yield   Diversified      Growth &      Focused
                                                   Bond        Equities       Income         Growth
                                                Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               -----------   -----------    -----------   -----------
   Dividends receivable                                  0             0              0             0
Liabilities:                                             0             0              0             0
                                               -----------   -----------    -----------   -----------
Net assets:                                    $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
   Accumulation units                          $33,838,164   $61,054,230    $39,094,653   $43,576,727
   Contracts in payout (annuitization) period      137,625        33,291        221,582        42,826
                                               -----------   -----------    -----------   -----------
      Total net assets                         $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
Accumulation units outstanding                   1,621,127     3,675,945      1,889,201     3,222,117
                                               ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total     Mid-Cap                 Small & Mid
                                                   Trust         Return        Growth    Real Estate   Cap Value
                                                 Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                               -------------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                -----------   ------------  -----------  -----------  -----------
   Dividends receivable                                   0              0            0            0            0
Liabilities:                                              0              0            0            0            0
                                                -----------   ------------  -----------  -----------  -----------
Net assets:                                     $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                ===========   ============  ===========  ===========  ===========
   Accumulation units                           $24,987,201   $126,779,316  $43,339,985  $28,292,551  $49,848,633
   Contracts in payout (annuitization) period         8,664        101,965       20,203       16,030       91,140
                                                -----------   ------------  -----------  -----------  -----------
      Total net assets                          $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                ===========   ============  ===========  ===========  ===========
Accumulation units outstanding                      974,693      4,367,177    3,457,212      962,435    2,539,650
                                                ===========   ============  ===========  ===========  ===========



                                                             Telecom    Worldwide    Aggressive
                                               Technology    Utility   High Income     Growth
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 3)
                                               ----------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ----------  ----------   ----------  -----------
   Dividends receivable                                 0           0            0            0
Liabilities:                                            0           0            0            0
                                               ----------  ----------   ----------  -----------
Net assets:                                    $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ==========  ==========   ==========  ===========
   Accumulation units                          $8,344,166  $5,451,997   $7,031,209  $20,410,721
   Contracts in payout (annuitization) period       5,175       2,906        4,084            0
                                               ----------  ----------   ----------  -----------
      Total net assets                         $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ==========  ==========   ==========  ===========
Accumulation units outstanding                  2,905,903     318,189      321,501    1,096,216
                                               ==========  ==========   ==========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                             American Funds
                                                 Alliance         Asset      American Funds  American Funds  American Funds
                                                  Growth       Allocation     Global Growth    Growth SAST    Growth-Income
                                                 Portfolio   SAST Portfolio  SAST Portfolio     Portfolio    SAST Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                               ------------  --------------  --------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value   $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ------------    -----------     -----------     -----------     -----------
   Dividends receivable                                   0              0               0               0               0
Liabilities:                                              0              0               0               0               0
                                               ------------    -----------     -----------     -----------     -----------
Net assets:                                    $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ============    ===========     ===========     ===========     ===========
   Accumulation units                          $248,936,825    $12,976,487     $43,877,624     $56,003,512     $55,329,639
   Contracts in payout (annuitization) period        96,058              0           2,876               0               0
                                               ------------    -----------     -----------     -----------     -----------
      Total net assets                         $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ============    ===========     ===========     ===========     ===========
Accumulation units outstanding                    6,937,839      1,135,805       3,611,852       4,601,614       4,806,593
                                               ============    ===========     ===========     ===========     ===========


                                                             Blue Chip     Capital        Cash
                                                 Balanced      Growth      Growth      Management
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               -----------  -----------  -----------  ------------
   Dividends receivable                                  0            0            0             0
Liabilities:                                             0            0            0             0
                                               -----------  -----------  -----------  ------------
Net assets:                                    $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
   Accumulation units                          $17,581,327  $15,706,029  $24,286,888  $228,317,327
   Contracts in payout (annuitization) period        5,233        4,894        5,165        46,581
                                               -----------  -----------  -----------  ------------
      Total net assets                         $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
Accumulation units outstanding                   1,036,145    2,206,363    2,608,786    16,964,156
                                               ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                                   Bond          Value      Wall Street     Markets    Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  -----------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value   $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ------------   ------------  -----------  ------------   -----------
   Dividends receivable                                   0              0            0             0             0
Liabilities:                                              0              0            0             0             0
                                               ------------   ------------  -----------  ------------   -----------
Net assets:                                    $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ============   ============  ===========  ============   ===========
   Accumulation units                          $327,463,529   $682,583,470  $18,618,353  $143,997,130   $61,817,135
   Contracts in payout (annuitization) period        62,619        121,711            0        32,369        19,282
                                               ------------   ------------  -----------  ------------   -----------
      Total net assets                         $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ============   ============  ===========  ============   ===========
Accumulation units outstanding                   18,366,335     16,945,537    1,435,843     5,723,825     2,890,831
                                               ============   ============  ===========  ============   ===========

                                                  Foreign    Fundamental                  Global
                                                   Value        Growth    Global Bond    Equities
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ------------  -----------  -----------  -----------
   Dividends receivable                                   0            0            0            0
Liabilities:                                              0            0            0            0
                                               ------------  -----------  -----------  -----------
Net assets:                                    $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
   Accumulation units                          $452,485,649  $37,198,561  $66,521,628  $35,365,363
   Contracts in payout (annuitization) period       224,291        9,294            0            0
                                               ------------  -----------  -----------  -----------
      Total net assets                         $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
Accumulation units outstanding                   20,261,676    1,828,124    3,606,563    1,333,090
                                               ============  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                        International  International
                                                   Growth       Growth-     High-Yield   Diversified      Growth &
                                               Opportunities    Income         Bond       Equities         Income
                                                 Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                               -------------  -----------  -----------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value    $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                -----------   -----------  -----------   ------------   ------------
   Dividends receivable                                   0             0            0              0              0
Liabilities:                                              0             0            0              0              0
                                                -----------   -----------  -----------   ------------   ------------
Net assets:                                     $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                ===========   ===========  ===========   ============   ============
   Accumulation units                           $46,766,600   $24,832,581  $86,979,566   $319,853,657   $205,859,299
   Contracts in payout (annuitization) period         5,564        14,910            0        109,823         66,149
                                                -----------   -----------  -----------   ------------   ------------
      Total net assets                          $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                ===========   ===========  ===========   ============   ============
Accumulation units outstanding                    7,058,688       728,523    4,188,380     19,388,478     10,077,852
                                                ===========   ===========  ===========   ============   ============

                                                                 MFS
                                                 Marsico    Massachusetts
                                                 Focused      Investors      MFS Total     Mid-Cap
                                                 Growth         Trust         Return        Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                               -----------  -------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               -----------   -----------   ------------  -----------
   Dividends receivable                                  0             0              0            0
Liabilities:                                             0             0              0            0
                                               -----------   -----------   ------------  -----------
Net assets:                                    $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
   Accumulation units                          $44,486,048   $55,177,282   $326,434,927  $90,028,646
   Contracts in payout (annuitization) period            0        36,146         55,139       25,058
                                               -----------   -----------   ------------  -----------
      Total net assets                         $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
Accumulation units outstanding                   3,306,485     2,168,426     11,333,867    7,222,321
                                               ===========   ===========   ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                              Small
                                                              Small & Mid    Company                   Telecom
                                                Real Estate    Cap Value      Value      Technology    Utility
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  ------------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ------------  ------------  -----------  -----------  ----------
   Dividends receivable                                   0             0            0            0           0
Liabilities:                                              0             0            0            0           0
                                               ------------  ------------  -----------  -----------  ----------
Net assets:                                    $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
   Accumulation units                          $132,665,872  $310,150,266  $55,910,781  $17,836,316  $4,535,428
   Contracts in payout (annuitization) period        19,102       100,163        8,138            0           0
                                               ============  ============  ===========  ===========  ==========
      Total net assets                         $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
Accumulation units outstanding                    4,621,924    15,943,131    5,474,738    6,246,677     266,533
                                               ============  ============  ===========  ===========  ==========


                                                Worldwide                  Growth and    Strategic
                                               High Income    Comstock       Income        Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 3)    (Class II)    (Class II)    (Class II)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value    $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                                ----------  ------------  ------------  -----------
Net assets:                                     $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ==========  ============  ============  ===========
   Accumulation units                           $3,009,610  $364,051,402  $541,704,023  $29,035,125
   Contracts in payout (annuitization) period            0       191,292       344,970        2,123
                                                ==========  ============  ============  ===========
      Total net assets                          $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ==========  ============  ============  ===========
Accumulation units outstanding                     141,123    25,134,658    33,819,635    2,602,238
                                                ==========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth      Income        Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -------------  -----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ----------   -----------  ----------  -----------  ----------
   Dividends receivable                                   0             0           0            0           0
Liabilities:                                              0             0           0            0           0
                                                 ----------   -----------  ----------  -----------  ----------
Net assets:                                      $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ==========   ===========  ==========  ===========  ==========
   Accumulation units                            $5,392,689   $65,049,563  $1,904,792  $16,714,448  $9,102,554
   Contracts in payout (annuitization) period             0        16,333           0        2,173       6,384
                                                 ----------   -----------  ----------  -----------  ----------
      Total net assets                           $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ==========   ===========  ==========  ===========  ==========
Accumulation units outstanding                      590,550     5,778,541     224,740    2,252,680   1,194,361
                                                 ==========   ===========  ==========  ===========  ==========

                                                 MidCap       Money     Mortgage   Real Estate
                                                  Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account
                                                (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $7,358,768  $4,399,208  $9,549,335   $1,552,726
                                               ----------  ----------  ----------   ----------
   Dividends receivable                                 0       4,610           0            0
Liabilities:                                            0           0           0            0
                                               ----------  ----------  ----------   ----------
Net assets:                                    $7,358,768  $4,403,818  $9,549,335   $1,552,726
                                               ==========  ==========  ==========   ==========
   Accumulation units                          $7,357,543  $4,402,747  $9,508,364   $1,552,726
   Contracts in payout (annuitization) period       1,225       1,071      40,971            0
                                               ----------  ----------  ----------   ----------
      Total net assets                         $7,358,768  $4,403,818  $9,549,335   $1,552,726
                                               ==========  ==========  ==========   ==========
Accumulation units outstanding                    672,108     722,443   1,393,237       79,437
                                               ==========  ==========  ==========   ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                             Conservative  Conservative    Flexible    Strategic
                                               SAM Balanced    Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ------------   -----------   -----------  -----------  -----------
   Dividends receivable                                   0             0             0            0            0
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $187,169,037   $17,283,333   $81,558,003  $31,236,494  $24,746,565
   Contracts in payout (annuitization) period       112,412         6,690       221,760       36,010            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   17,169,567     2,246,714     6,945,932    3,646,955    1,894,264
                                               ============   ===========   ===========  ===========  ===========


                                               Short-Term   SmallCap    SmallCap   West Coast
                                                 Income      Growth      Value       Equity
                                                 Account     Account    Account      Account
                                                (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                               ----------  ----------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ----------  ----------   --------  -----------
   Dividends receivable                                 0           0          0            0
Liabilities:                                            0           0          0            0
                                               ----------  ----------   --------  -----------
Net assets:                                    $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ==========  ==========   ========  ===========
   Accumulation units                          $3,421,125  $1,862,360   $336,313  $32,888,268
   Contracts in payout (annuitization) period       3,377       1,098          0        3,033
                                               ----------  ----------   --------  -----------
      Total net assets                         $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ==========  ==========   ========  ===========
Accumulation units outstanding                    502,226     247,912     31,199    2,402,534
                                               ==========  ==========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                               -------------  -----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ----------   -----------  ----------  -----------  ----------
   Dividends receivable                                   0             0           0            0           0
Liabilities:                                              0             0           0            0           0
                                                 ----------   -----------  ----------  -----------  ----------
Net assets:                                      $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ==========   ===========  ==========  ===========  ==========
   Accumulation units                            $5,707,402   $57,910,018  $1,089,969  $12,765,476  $3,425,571
   Contracts in payout (annuitization) period             0           621           0        3,425           0
                                                 ----------   -----------  ----------  -----------  ----------
      Total net assets                           $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ==========   ===========  ==========  ===========  ==========
Accumulation units outstanding                      637,366     5,285,081     131,023    1,753,213     459,811
                                                 ==========   ===========  ==========  ===========  ==========

                                                 MidCap       Money     Mortgage   Real Estate
                                                  Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account
                                                (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                               ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,406,507  $4,374,603  $3,406,230   $1,719,586
                                               ----------  ----------  ----------   ----------
   Dividends receivable                                 0       4,499           0            0
Liabilities:                                            0           0           0            0
                                               ----------  ----------  ----------   ----------
Net assets:                                    $3,406,507  $4,379,102  $3,406,230   $1,719,586
                                               ==========  ==========  ==========   ==========
   Accumulation units                          $3,406,507  $4,379,102  $3,406,230   $1,719,586
   Contracts in payout (annuitization) period           0           0           0            0
                                               ----------  ----------  ----------   ----------
      Total net assets                         $3,406,507  $4,379,102  $3,406,230   $1,719,586
                                               ==========  ==========  ==========   ==========
Accumulation units outstanding                    319,196     735,603     509,712       88,134
                                               ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                    SAM      Conservative  Conservative   Flexible     Strategic
                                                 Balanced      Balanced       Growth       Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ------------   -----------   -----------  -----------  -----------
   Dividends receivable                                   0             0             0            0            0
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $152,319,340   $20,141,758   $72,573,104  $46,532,189  $31,933,256
   Contracts in payout (annuitization) period        73,826             0             0       57,973            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   14,233,208     2,642,404     6,299,139    5,539,679    2,498,731
                                               ============   ===========   ===========  ===========  ===========

                                                 Short-                             West
                                                  Term     SmallCap   SmallCap      Coast
                                                 Income     Growth      Value      Equity
                                                 Account    Account    Account     Account
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                               ----------  ---------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $2,697,889   $886,200   $258,129  $13,141,657
                                               ----------   --------   --------  -----------
   Dividends receivable                                 0          0          0            0
Liabilities:                                            0          0          0            0
                                               ----------   --------   --------  -----------
Net assets:                                    $2,697,889   $886,200   $258,129  $13,141,657
                                               ==========   ========   ========  ===========
   Accumulation units                          $2,697,889   $886,200   $258,129  $13,141,657
   Contracts in payout (annuitization) period           0          0          0            0
                                               ----------   --------   --------  -----------
      Total net assets                         $2,697,889   $886,200   $258,129  $13,141,657
                                               ==========   ========   ========  ===========
Accumulation units outstanding                    401,145    120,585     24,092      986,615
                                               ==========   ========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Columbia                                                    Columbia
                                                  Asset     Columbia       Columbia                          Marsico
                                               Allocation   Large Cap        Small          Columbia         Focused
                                                  Fund,    Value Fund,      Company        High Yield    Equities Fund,
                                                Variable    Variable     Growth Fund,    Fund, Variable     Variable
                                                 Series      Series     Variable Series      Series          Series
                                                (Class A)   (Class A)      (Class A)        (Class A)       (Class A)
                                               ----------  -----------  ---------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value   $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ----------   ----------     ----------      -----------     -----------
   Dividends receivable                                 0            0              0                0               0
Liabilities:                                            0            0              0                0               0
                                               ----------   ----------     ----------      -----------     -----------
Net assets:                                    $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ==========   ==========     ==========      ===========     ===========
   Accumulation units                          $1,451,277   $8,378,257     $4,409,301      $29,379,980     $88,087,454
   Contracts in payout (annuitization) period           0            0              0            8,986          17,806
                                               ----------   ----------     ----------      -----------     -----------
      Total net assets                         $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ==========   ==========     ==========      ===========     ===========
Accumulation units outstanding                    118,472      597,218        318,809        1,838,451       6,610,473
                                               ==========   ==========     ==========      ===========     ===========

                                                                                                    Columbia
                                                                                                     Marsico
                                                  Columbia         Columbia         Columbia      International
                                                   Marsico       Marsico 21st    Mid Cap Growth   Opportunities
                                                Growth Fund,     Century Fund,   Fund, Variable  Fund, Variable
                                               Variable Series  Variable Series      Series          Series
                                                  (Class A)        (Class A)        (Class A)       (Class B)
                                               ---------------  ---------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value      $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ----------       ----------      ----------      ----------
   Dividends receivable                                    0                0               0               0
Liabilities:                                               0                0               0               0
                                                  ----------       ----------      ----------      ----------
Net assets:                                       $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ==========       ==========      ==========      ==========
   Accumulation units                             $7,813,342       $2,528,721      $2,374,032      $9,317,867
   Contracts in payout (annuitization) period              0                0               0               0
                                                  ----------       ----------      ----------      ----------
      Total net assets                            $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ==========       ==========      ==========      ==========
Accumulation units outstanding                       642,712          134,521         210,837         408,671
                                                  ==========       ==========      ==========      ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   Asset        Global                      Growth-        Asset
                                                Allocation      Growth        Growth        Income      Allocation
                                                   Fund          Fund          Fund          Fund          Fund
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 3)
                                               ------------  ------------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ------------  ------------  ------------  ------------  -----------
   Dividends receivable                                   0             0             0             0            0
Liabilities:                                              0             0             0             0            0
                                               ------------  ------------  ------------  ------------  -----------
Net assets:                                    $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ============  ============  ============  ============  ===========
   Accumulation units                          $160,591,306  $609,154,625  $891,906,931  $850,742,016  $74,612,007
   Contracts in payout (annuitization) period        94,245       448,045       256,252       419,948    1,340,749
                                               ------------  ------------  ------------  ------------  -----------
      Total net assets                         $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ============  ============  ============  ============  ===========
Accumulation units outstanding                    9,183,575    24,850,400    38,642,063    42,656,159    1,467,442
                                               ============  ============  ============  ============  ===========

                                                   Cash                      Growth-       High-
                                                Management     Growth        Income       Income
                                                   Fund         Fund          Fund       Bond Fund
                                                 (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               -----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                               -----------  ------------  ------------  -----------
Net assets:                                    $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               ===========  ============  ============  ===========
   Accumulation units                          $17,626,235  $442,058,674  $431,769,266  $29,257,093
   Contracts in payout (annuitization) period      524,698    13,901,675    14,520,955    1,439,748
                                               -----------  ------------  ------------  -----------
      Total net assets                         $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               ===========  ============  ============  ===========
Accumulation units outstanding                     812,287     2,178,897     3,057,600      439,213
                                               ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                   U.S.                                          BB&T
                                                                Government/                         Mid Cap     Capital
                                               International     AAA-Rated        Growth and         Value      Manager
                                                   Fund       Securities Fund  Income Portfolio    Portfolio  Equity VIF
                                                 (Class 3)       (Class 3)        (Class VC)      (Class VC)   Portfolio
                                               -------------  ---------------  ----------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value    $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ------------    -----------      ------------    -----------  ----------
   Dividends receivable                                    0              0                 0              0           0
Liabilities:                                               0              0                 0              0           0
                                                ------------    -----------      ------------    -----------  ----------
Net assets:                                     $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ============    ===========      ============    ===========  ==========
   Accumulation units                           $124,156,635    $27,817,302      $276,596,605    $91,091,148  $5,073,193
   Contracts in payout (annuitization) period      1,752,530      1,428,612           170,475         85,188           0
                                                ------------    -----------      ------------    -----------  ----------
      Total net assets                          $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ============    ===========      ============    ===========  ==========
Accumulation units outstanding                     2,150,010        887,991        19,032,519      5,714,012     400,869
                                                ============    ===========      ============    ===========  ==========


                                                  BB&T        BB&T         BB&T     BB&T Special
                                                Large Cap   Large Cap     Mid Cap   Opportunities
                                               Growth VIF      VIF      Growth VIF   Equity VIF
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                               ----------  ----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value       $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ---     ----------   ----------    ----------
   Dividends receivable                              0              0            0             0
Liabilities:                                         0              0            0             0
                                                   ---     ----------   ----------    ----------
Net assets:                                        $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ===     ==========   ==========    ==========
   Accumulation units                              $ 0     $3,825,133   $4,071,541    $8,594,459
   Contracts in payout (annuitization) period        0              0            0             0
                                                   ---     ----------   ----------    ----------
      Total net assets                             $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ===     ==========   ==========    ==========
Accumulation units outstanding                       0        296,400      293,675       596,226
                                                   ===     ==========   ==========    ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   BB&T         MTB        MTB        MTB Managed        MTB Managed
                                               Total Return  Large Cap  Large Cap  Allocation Fund -  Allocation Fund -
                                                 Bond VIF     Growth      Value       Aggressive        Conservative
                                                 Portfolio    Fund II    Fund II       Growth II          Growth II
                                               ------------  ---------  ---------  -----------------  -----------------
Assets:
   Investments in Trusts, at net asset value    $7,565,017      $218       $204           $215               $209
                                                ----------      ----       ----           ----               ----
   Dividends receivable                                  0         0          0              0                  0
Liabilities:                                             0         0          0              0                  0
                                                ----------      ----       ----           ----               ----
Net assets:                                     $7,565,017      $218       $204           $215               $209
                                                ==========      ====       ====           ====               ====
   Accumulation units                           $7,565,017      $218       $204           $215               $209
   Contracts in payout (annuitization) period            0         0          0              0                  0
                                                ----------      ----       ----           ----               ----
      Total net assets                          $7,565,017      $218       $204           $215               $209
                                                ==========      ====       ====           ====               ====
Accumulation units outstanding                     726,517        20         20             20                 20
                                                ==========      ====       ====           ====               ====

                                                  MTB Managed
                                               Allocation Fund -
                                                   Moderate
                                                   Growth II
                                               -----------------
Assets:
   Investments in Trusts, at net asset value          $212
                                                      ----
   Dividends receivable                                  0
Liabilities:                                             0
                                                      ----
Net assets:                                           $212
                                                      ====
   Accumulation units                                 $212
   Contracts in payout (annuitization) period            0
                                                      ----
      Total net assets                                $212
                                                      ====
Accumulation units outstanding                          20
                                                      ====

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units      acccumulation       units      acccumulation       units      acccumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                   --         $   --           --             $--                --         $   --
   Capital Appreciation Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Government and Quality Bond
      Portfolio (Class 1)                         --             --           --              --                --             --
   Growth Portfolio (Class 1)                     --             --           --              --                --             --
   Natural Resources Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Asset Allocation Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Capital Appreciation Portfolio
      (Class 2)                                   --             --           --              --           159,920          53.63
   Government and Quality Bond
      Portfolio (Class 2)                         --             --           --              --                --             --
   Growth Portfolio (Class 2)                     --             --           --              --                --             --
   Natural Resources Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Asset Allocation Portfolio
      (Class 3)                                   27          11.51           --              --               942          11.49
   Capital Appreciation Portfolio
      (Class 3)                               45,660          13.49           --              --            28,672          13.44
   Government and Quality Bond
      Portfolio (Class 3)                    136,971          10.39           --              --           137,721          10.36
   Growth Portfolio (Class 3)                 21,820          12.28           --              --            21,773          12.26
   Natural Resources Portfolio
      (Class 3)                               24,635          13.91           --              --            33,369          13.89

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                   --         $   --           --             $--                --         $   --
   Alliance Growth Portfolio (Class 1)            --             --           --              --                --             --
   Balanced Portfolio (Class 1)                   --             --           --              --                --             --
   Blue Chip Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Capital Growth Portfolio (Class 1)             --             --           --              --                --             --
   Cash Management Portfolio (Class 1)            --             --           --              --                --             --
   Corporate Bond Portfolio (Class 1)             --             --           --              --                --             --
   Davis Venture Value Portfolio
      (Class 1)                                   --             --           --              --                --             --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Emerging Markets Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Equity Opportunities Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Fundamental Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Global Bond Portfolio (Class 1)                --             --           --              --                --             --
   Global Equities Portfolio (Class 1)            --             --           --              --                --             --
   Growth Opportunities Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Growth-Income Portfolio (Class 1)              --             --           --              --                --             --
   High-Yield Bond Portfolio (Class 1)            --             --           --              --                --             --
   International Diversified Equities
      Portfolio (Class 1)                         --             --           --              --                --             --
   International Growth & Income
      Portfolio (Class 1)                         --             --           --              --                --             --
   Marsico Focused Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                         --             --           --              --                --             --
   MFS Total Return Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Mid-Cap Growth Portfolio (Class 1)             --             --           --              --                --             --
   Real Estate Portfolio (Class 1)                --             --           --              --                --             --
   Technology Portfolio (Class 1)                 --             --           --              --                --             --
   Telecom Utility Portfolio (Class 1)            --             --           --              --                --             --
   Worldwide High Income Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Aggressive Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Alliance Growth Portfolio (Class 2)            --             --           --              --            32,854          37.29
   Balanced Portfolio (Class 2)                   --             --           --              --                --             --
   Blue Chip Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Capital Growth Portfolio (Class 2)             --             --           --              --                --             --
   Cash Management Portfolio (Class 2)            --             --           --              --                --             --
   Corporate Bond Portfolio (Class 2)             --             --           --              --                --             --
   Davis Venture Value Portfolio
      (Class 2)                                   --             --           --              --           116,432          41.57
   "Dogs" of Wall Street Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Emerging Markets Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Equity Opportunities Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Foreign Value Portfolio (Class 2)              --             --           --              --                --             --
   Fundamental Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Global Bond Portfolio (Class 2)                --             --           --              --                --             --
   Global Equities Portfolio (Class 2)            --             --           --              --            88,639          27.24
   Growth Opportunities Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Growth-Income Portfolio (Class 2)              --             --           --              --                --             --
   High-Yield Bond Portfolio (Class 2)            --             --           --              --                --             --
   International Diversified Equities
      Portfolio (Class 2)                         --             --           --              --                --             --
   International Growth & Income
      Portfolio (Class 2)                         --             --           --              --                --             --
   Marsico Focused Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                         --             --           --              --                --             --
   MFS Total Return Portfolio (Class 2)           --             --           --              --                --             --
   Mid-Cap Growth Portfolio (Class 2)             --             --           --              --           103,645          12.69
   Real Estate Portfolio (Class 2)                --             --           --              --                --             --
   Small & Mid Cap Value Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Technology Portfolio (Class 2)                 --             --           --              --            62,806           2.90
   Telecom Utility Portfolio (Class 2)            --             --           --              --                --             --
   Worldwide High Income Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Aggressive Growth Portfolio
      (Class 3)                                3,191          12.25           --              --               218          12.21
   Alliance Growth Portfolio (Class 3)        74,884          12.06           --              --            63,278          12.03
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                25,628          11.45           --              --            46,309          11.42
   American Funds Global Growth SAST
      Portfolio (Class 3)                     64,489          12.29           --              --            87,537          12.26
   American Funds Growth SAST
      Portfolio (Class 3)                     49,971          12.17           --              --            58,692          12.14
   American Funds Growth-Income SAST
      Portfolio (Class 3)                     44,839          11.76           --              --            70,704          11.74
   Balanced Portfolio (Class 3)                1,257          11.25           --              --             3,185          11.21
   Blue Chip Growth Portfolio
      (Class 3)                                8,506          12.16           --              --             2,197          12.11
   Capital Growth Portfolio (Class 3)         13,654          12.43           --              --            17,803          12.40
   Cash Management Portfolio (Class 3)        61,465          10.37           --              --             5,540          10.34
   Corporate Bond Portfolio (Class 3)        116,872          10.49           --              --           112,762          10.46
   Davis Venture Value Portfolio
      (Class 3)                               82,418          11.62           --              --           108,728          11.58
   "Dogs" of Wall Street Portfolio
      (Class 3)                                2,105          11.17           --              --               839          11.15
   Emerging Markets Portfolio
      (Class 3)                               25,718          15.93           --              --            27,223          15.90
   Equity Opportunities Portfolio
      (Class 3)                                2,976          11.51           --              --               890          11.48
   Foreign Value Portfolio (Class 3)          18,000          12.75           --              --            25,435          12.69
   Fundamental Growth Portfolio
      (Class 3)                               20,091          12.33           --              --            30,568          12.28
   Global Bond Portfolio (Class 3)            16,671          10.64           --              --            21,281          10.61
   Global Equities Portfolio (Class 3)         8,999          12.66           --              --             2,323          12.63
   Growth Opportunities Portfolio
      (Class 3)                               15,609          12.91           --              --            14,473          12.89
   Growth-Income Portfolio (Class 3)             885          11.82           --              --             2,328          11.81
   High-Yield Bond Portfolio (Class 3)         5,812          10.59           --              --            23,076          10.57
   International Diversified Equities
      Portfolio (Class 3)                     39,606          12.70           --              --            46,680          12.66
   International Growth & Income
      Portfolio (Class 3)                     80,355          12.39           --              --            80,333          12.36
   Marsico Focused Growth Portfolio
      (Class 3)                               20,644          12.55           --              --            11,676          12.50
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      1,755          11.92           --              --             1,209          11.89
   MFS Total Return Portfolio
      (Class 3)                               21,523          11.19           --              --             9,910          11.15
   Mid-Cap Growth Portfolio (Class 3)          3,377          12.80           --              --            11,038          12.78
   Real Estate Portfolio (Class 3)            48,870          10.54           --              --            54,307          10.51
   Small & Mid Cap Value Portfolio
      (Class 3)                               60,263          11.82           --              --            54,801          11.79
   Small Company Value Portfolio
      (Class 3)                               34,919          11.15           --              --            43,794          11.12
   Technology Portfolio (Class 3)                470          12.99           --              --               195          12.96

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units      acccumulation       units      acccumulation       units      acccumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   Telecom Utility Portfolio (Class 3)         1,055         $12.85               --       $    --            1,598       $ 12.82
   Worldwide High Income Portfolio
      (Class 3)                                3,174          10.87               --            --            1,636         10.82

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                         29,585         $11.18               --       $    --           21,148       $ 11.15
   Growth and Income Portfolio                73,352          11.42               --            --           72,661         11.39
   Strategic Growth Portfolio                    183          12.36               --            --            2,547         12.29

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International Account
      (Class 1)                                   --         $   --               --       $    --          518,556       $  9.14
   Equity Income Account I (Class 1)              --             --               --            --        4,520,977         11.30
   Growth Account (Class 1)                       --             --               --            --          137,146          8.52
   Income Account (Class 1)                       --             --               --            --        1,779,897          7.44
   LargeCap Blend Account (Class 1)               --             --               --            --          622,034          7.68
   MidCap Stock Account (Class 1)                 --             --               --            --          529,131         10.99
   Money Market Account (Class 1)                 --             --               --            --          574,535          6.11
   Mortgage Securities Account
      (Class 1)                                   --             --               --            --        1,031,788          6.89
   Real Estate Securities Account
      (Class 1)                                   --             --               --            --           69,755         19.60
   SAM Balanced Portfolio (Class 1)               --             --               --            --       10,647,665         10.97
   SAM Conservative Balanced Portfolio
      (Class 1)                                   --             --               --            --        1,601,267          7.73
   SAM Conservative Growth Portfolio
      (Class 1)                                   --             --               --            --        3,465,749         11.86
   SAM Flexible Income Portfolio
      (Class 1)                                   --             --               --            --        2,515,922          8.62
   SAM Strategic Growth Portfolio
      (Class 1)                                   --             --               --            --        1,098,796         13.14
   Short-Term Income Account (Class 1)            --             --               --            --          291,095          6.88
   SmallCap Growth Account (Class 1)              --             --               --            --          167,391          7.56
   SmallCap Value Account (Class 1)               --             --               --            --           30,082         10.78
   West Coast Equity Account (Class 1)            --             --               --            --        1,929,327         13.73
   Diversified International Account
      (Class 2)                                   --             --               --            --               --            --
   Equity Income Account I (Class 2)              --             --               --            --               --            --
   Growth Account (Class 2)                       --             --               --            --               --            --
   Income Account (Class 2)                       --             --               --            --               --            --
   LargeCap Blend Account (Class 2)               --             --               --            --               --            --
   MidCap Stock Account (Class 2)                 --             --               --            --               --            --
   Money Market Account (Class 2)                 --             --               --            --               --            --
   Mortgage Securities Account
      (Class 2)                                   --             --               --            --               --            --
   Real Estate Securities Account
      (Class 2)                                   --             --               --            --               --            --
   SAM Balanced Portfolio (Class 2)               --             --               --            --               --            --
   SAM Conservative Balanced Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Conservative Growth Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Flexible Income Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Strategic Growth Portfolio
      (Class 2)                                   --             --               --            --               --            --
   Short-Term Income Account (Class 2)            --             --               --            --               --            --
   SmallCap Growth Account (Class 2)              --             --               --            --               --            --
   SmallCap Value Account (Class 2)               --             --               --            --               --            --
   West Coast Equity Account (Class 2)            --             --               --            --               --            --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                             --         $   --               --       $    --               --            --
   Columbia Large Cap Value Fund,
      Variable Series                             --             --               --            --               --            --
   Columbia Small Company Growth Fund,
      Variable Series                             --             --               --            --               --            --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund, Variable
      Series (Class A)                            --         $   --               --       $    --               --            --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)             --             --               --            --               --            --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                            --             --               --            --               --            --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                --         $   --               --       $    --               --       $    --
   Global Growth Fund (Class 2)                   --             --               --            --               --            --
   Growth Fund (Class 2)                          --             --               --            --               --            --
   Growth-Income Fund (Class 2)                   --             --               --            --               --            --
   Asset Allocation Fund (Class 3)                --             --        1,408,905         51.78           58,537         51.27
   Cash Management Fund (Class 3)                 --             --          806,864         22.35            5,423         22.13
   Growth Fund (Class 3)                          --             --        2,113,805        209.32           65,092        207.26
   Growth-Income Fund (Class 3)                   --             --        2,943,061        146.01          114,539        144.57
   High-Income Bond Fund (Class 3)                --             --          427,063         69.91           12,150         69.22
   International Fund (Class 3)                   --             --        2,087,596         58.58           62,414         58.00
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                              --             --          860,227         32.95           27,764         32.62

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                29,893         $11.31               --       $    --           49,866       $ 11.25
   Mid Cap Value Portfolio                        --             --               --            --               --            --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                   --         $   --               --       $    --               --       $    --
   BB&T Large Cap Growth VIF Portfolio            --             --               --            --               --            --
   BB&T Large Cap VIF Portfolio                   --             --               --            --               --            --
   BB&T Mid Cap Growth VIF Portfolio              --             --               --            --               --            --
   BB&T Special Opportunities Equity
      VIF Portfolio                               --             --               --            --               --            --
   BB&T Total Return Bond VIF Portfolio           --             --               --            --               --            --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                   --         $   --               --       $    --               --       $    --
   MTB Large Cap Value Fund II                    --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Aggressive Growth II                        --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Conservative Growth II                      --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Moderate Growth II                          --             --               --            --               --            --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --      9,263,621   $       27.31             --   $          --
   Capital Appreciation
      Portfolio (Class 1)                      --              --     12,357,145           53.77        372,043           13.90
   Government and Quality Bond
   Portfolio (Class 1)                         --              --     12,532,807           17.83        308,543           12.18
   Growth Portfolio (Class 1)                  --              --      6,803,942           38.66             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --      3,282,825           64.34             --              --
   Asset Allocation Portfolio
      (Class 2)                           491,265           27.07             --              --             --              --
   Capital Appreciation
   Portfolio (Class 2)                  1,865,798           53.39             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)               5,260,311           17.67             --              --             --              --
   Growth Portfolio (Class 2)           1,635,404           38.37             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                           538,744           63.89             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                            31,894           26.89             --              --             --              --
   Capital Appreciation
      Portfolio (Class 3)               4,797,899           53.17             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)              13,694,279           17.59             --              --             --              --
   Growth Portfolio (Class 3)           3,031,904           38.19             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                         1,427,310           63.50             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --      4,650,807   $       19.03         36,968   $       10.07
   Alliance Growth Portfolio
      (Class 1)                                --              --     11,852,298           37.28        151,648           10.45
   Balanced Portfolio (Class 1)                --              --      5,816,769           17.33         47,787            9.78
   Blue Chip Growth Portfolio
      (Class 1)                                --              --      2,154,865            7.21         87,920            8.77
   Capital Growth Portfolio
      (Class 1)                                --              --      1,443,048            9.44             --              --
   Cash Management Portfolio
      (Class 1)                                --              --     11,806,193           13.72         43,804           10.60
   Corporate Bond Portfolio
      (Class 1)                                --              --      7,853,903           18.32             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --     28,724,779           41.57        359,975           14.46
   "Dogs" of Wall Street
      Portfolio (Class 1)                      --              --      3,081,437           13.21             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --      5,616,833           25.79         18,518           38.62
   Equity Opportunities Portfolio
      (Class 1)                                --              --      4,025,124           21.82             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --      5,097,353           21.09         38,665            8.70
   Global Bond Portfolio (Class 1)             --              --      3,479,983           18.93         49,669           12.43
   Global Equities Portfolio
      (Class 1)                                --              --      6,165,165           27.23         24,015           12.51
   Growth Opportunities Portfolio
      (Class 1)                                --              --      2,942,505            6.72             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --     11,038,406           34.88        239,359           11.06
   High-Yield Bond Portfolio
      (Class 1)                                --              --      6,862,556           21.22             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --      8,682,507           16.79             --              --
   International Growth &
      Income Portfolio (Class 1)               --              --     10,173,818           21.02        215,446           15.07
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --      3,494,806           13.69             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --      4,775,657           25.91         50,338           12.53
   MFS Total Return Portfolio
      (Class 1)                                --              --     12,527,676           29.39        241,612           13.69
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --      6,730,823           12.69        156,971            7.56
   Real Estate Portfolio (Class 1)             --              --      3,517,448           29.78             --              --
   Technology Portfolio (Class 1)              --              --      6,963,312            2.91             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --      2,145,871           17.36             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --      2,069,059           22.13             --              --
   Aggressive Growth Portfolio
      (Class 2)                           497,869           18.84             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                         1,370,734           36.79             --              --             --              --
   Balanced Portfolio (Class 2)           772,880           17.16             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                         1,001,317            7.16             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                           460,386            9.36             --              --             --              --
   Cash Management Portfolio
      (Class 2)                         3,616,027           13.60             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                         2,233,276           18.17             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                         3,828,044           41.16             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                           920,553           13.12             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                           989,999           25.56             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                           560,827           21.63             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                         3,169,683           22.56             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                           228,639           20.89             --              --             --              --
   Global Bond Portfolio (Class 2)        728,718           18.75             --              --             --              --
   Global Equities Portfolio
      (Class 2)                           415,833           26.99             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                         1,002,636            6.67             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                           637,048           34.52             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                         1,228,987           21.03             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)      2,997,978           16.66             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)               1,502,027           20.86             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)               2,714,428           13.57             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)           790,294           25.71             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                         3,428,073           29.13             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                         2,529,090           12.58             --              --             --              --
   Real Estate Portfolio (Class 2)        683,460           29.53             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                         2,087,017           19.70             --              --             --              --
   Technology Portfolio (Class 2)       2,207,040            2.88             --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                           220,010           17.21             --              --             --              --
   Worldwide High Income
      Portfolio (Class 2)                 275,975           21.93             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           502,134           18.73             --              --             --              --
   Alliance Growth Portfolio
      (Class 3)                         3,392,648           36.62             --              --             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)            581,462           11.44             --              --             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)          1,977,311           12.15             --              --             --              --
   American Funds Growth SAST
      Portfolio (Class 3)               2,617,551           12.18             --              --             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)          2,806,535           11.52             --              --             --              --
   Balanced Portfolio (Class 3)           480,630           17.07             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 3)                         1,050,648            7.12             --              --             --              --
   Capital Growth Portfolio
      (Class 3)                         1,201,560            9.29             --              --             --              --
   Cash Management Portfolio
      (Class 3)                         7,994,758           13.54             --              --             --              --
   Corporate Bond Portfolio
      (Class 3)                         8,230,207           18.01             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                         8,283,114           40.97             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           642,182           13.04             --              --             --              --
   Emerging Markets Portfolio
      (Class 3)                         2,579,507           25.40             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                           934,356           21.51             --              --             --              --
   Foreign Value Portfolio
      (Class 3)                         8,635,050           22.47      2,707,129           22.47             --              --
   Fundamental Growth Portfolio
      (Class 3)                           977,249           20.79             --              --             --              --
   Global Bond Portfolio (Class 3)      1,555,328           18.67             --              --             --              --
   Global Equities Portfolio
      (Class 3)                           460,239           26.80             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                         3,155,460            6.62             --              --             --              --
   Growth-Income Portfolio
      (Class 3)                           354,398           34.37             --              --             --              --
   High-Yield Bond Portfolio
      (Class 3)                         1,978,707           20.94             --              --             --              --
   International Diversified
      Equities Portfolio (Class 3)     10,051,249           16.59             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)               4,403,047           20.68             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 3)               2,406,443           13.50             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)         1,186,391           25.59             --              --             --              --
   MFS Total Return Portfolio
      (Class 3)                         5,168,852           28.99             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                         3,916,230           12.51             --              --             --              --
   Real Estate Portfolio (Class 3)      2,218,027           29.38             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         6,376,373           19.62      1,668,191           19.62             --              --
   Small Company Value Portfolio
      (Class 3)                         2,663,007           10.21             --              --             --              --
   Technology Portfolio (Class 3)       3,083,668            2.86             --              --             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                           171,115   $       17.14             --   $          --             --   $          --
   Worldwide High Income
      Portfolio (Class 3)                  36,412           21.86             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   7,561,847   $       14.52      9,870,787   $       14.51             --   $          --
   Growth and Income Portfolio         14,228,740           16.10      7,605,436           16.16             --              --
   Strategic Growth Portfolio           1,188,761           11.18        603,701           11.12             --              --

PRINCIPAL VARIABLE CONTRACTS
   FUND, INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                           930,179           10.89             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 683,240           11.72             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                           164,018           13.03             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --             --              --
   Equity Income Account I
      (Class 2)                           335,826           10.60             --              --             --              --
   Growth Account (Class 2)                    --              --             --              --             --              --
   Income Account (Class 2)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --             --              --
   Money Market Account (Class 2)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                         2,041,998           10.75             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                  29,908           10.56             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 2)               1,108,075           11.57             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                             1,893           10.39             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                           484,107           12.87             --              --             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                      52,353           12.27             --              --         52,894           12.27
   Columbia Large Cap Value Fund,
      Variable Series                     433,386           14.06             --              --         89,036           14.06
   Columbia Small Company Growth
      Fund, Variable Series               112,909           13.87             --              --        147,858           13.87

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)           300,243           16.11             --              --        147,845           16.11
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                    837,430           13.35             --              --        321,163           13.35
   Columbia Marsico Growth Fund,
      Variable Series (Class A)           371,973           12.18             --              --        196,003           12.18
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                            56,145           18.86             --              --         50,854           18.86
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)            72,230           11.48             --              --         89,716           11.48
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                    306,666           22.83             --              --         63,998           22.83

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)        196,445   $       17.51      8,491,505   $       17.51             --   $          --
   Global Growth Fund (Class 2)         8,469,839           24.59      7,452,368           24.59             --              --
   Growth Fund (Class 2)               13,737,014           23.15     11,099,265           23.15             --              --
   Growth-Income Fund (Class 2)        14,665,916           20.01     14,412,359           20.01             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio          6,846,543   $       14.60      6,912,382   $       14.60             --   $          --
   Mid Cap Value Portfolio                 28,992           15.97      5,349,660           15.97             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                           192,381   $       12.68             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio           135,979           12.98             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                           153,022           13.89             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                347,519           14.44             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                           361,898           10.42             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                10   $       10.92             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 10           10.20             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     10           10.79             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   10           10.43             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       10           10.58             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                            22,881           27.07             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                            46,074           53.85         30,056           53.25         67,676           54.68
   Government and Quality Bond
      Portfolio (Class 2)                 145,241           17.70             --              --             --              --
   Growth Portfolio (Class 2)              35,806           38.37             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                            13,255           64.01             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                           324,512           26.89            615           11.44             --              --
   Capital Appreciation Portfolio
      (Class 3)                         1,764,040           53.17         19,101           13.42             --              --
   Government and Quality Bond
      Portfolio (Class 3)               5,338,829           17.59         39,534           10.35             --              --
   Growth Portfolio (Class 3)             877,357           38.19          8,841           12.24             --              --
   Natural Resources Portfolio
      (Class 3)                           469,552           63.50         10,638           13.87             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                            11,147           18.84             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                            21,208           36.79          3,991           36.69         11,181           37.02
   Balanced Portfolio (Class 2)            10,769           17.16             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                            75,267            7.16             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                             9,089            9.36             --              --             --              --
   Cash Management Portfolio
      (Class 2)                           104,139           13.60             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                            65,788           18.17             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                            79,527           41.16         19,105           41.13             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                            11,321           13.12             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                            16,249           25.56             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                            37,357           21.63             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                            26,788           22.56             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                             7,950           20.89             --              --             --              --
   Global Bond Portfolio (Class 2)         24,013           18.75             --              --             --              --
   Global Equities Portfolio
      (Class 2)                            25,892           26.99         13,381           26.98         41,464           27.09
   Growth Opportunities Portfolio
      (Class 2)                            16,471            6.67             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                            23,722           34.52             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                            26,567           21.03             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)         69,156           16.66             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                  57,733           20.86             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)            12,911           25.71             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                           113,730           29.13             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                            64,460           12.58         40,495           12.57         34,704           12.60
   Real Estate Portfolio (Class 2)         27,385           29.53             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                            57,147           19.70             --              --             --              --
   Technology Portfolio (Class 2)          12,436            2.88         33,077            2.88         68,338            2.88
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           211,337           18.73             31           12.18             --              --
   Alliance Growth Portfolio
      (Class 3)                         1,132,580           36.62          6,798           12.01             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                 --              --         86,462           11.40             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)             24,581           12.15         94,871           12.24             --              --
   American Funds Growth SAST
      Portfolio (Class 3)                  34,412           12.18         95,520           12.12             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)             26,332           11.52         22,910           11.72             --              --
   Balanced Portfolio (Class 3)           192,000           17.07             31           11.21             --              --
   Blue Chip Growth Portfolio
      (Class 3)                           347,480            7.12             31           12.06             --              --
   Capital Growth Portfolio
      (Class 3)                           268,989            9.29          7,342           12.39             --              --
   Cash Management Portfolio
      (Class 3)                         3,217,081           13.54          1,788           10.33             --              --
   Corporate Bond Portfolio
      (Class 3)                         3,464,430           18.01         26,711           10.45             --              --
   Davis Venture Value Portfolio
      (Class 3)                         2,763,976           40.97         69,557           11.57             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           229,149           13.04          1,188           11.16             --              --
   Emerging Markets Portfolio
      (Class 3)                         1,009,287           25.40          8,321           15.87             --              --
   Equity Opportunities Portfolio
      (Class 3)                           844,460           21.51             31           11.46             --              --
   Foreign Value Portfolio
      (Class 3)                         3,048,829           22.47         45,221           12.69             --              --
   Fundamental Growth Portfolio
      (Class 3)                            97,198           20.79         13,235           12.28             --              --
   Global Bond Portfolio (Class 3)        701,784           18.67         12,937           10.60             --              --
   Global Equities Portfolio
      (Class 3)                           298,474           26.80             31           12.57             --              --
   Growth Opportunities Portfolio
      (Class 3)                         1,304,222            6.62          1,516           12.86             --              --
   Growth-Income Portfolio
      (Class 3)                           125,015           34.37             31           11.75             --              --
   High-Yield Bond Portfolio
      (Class 3)                           760,976           20.94          2,950           10.53             --              --
   International Diversified
      Equities Portfolio (Class 3)      2,939,435           16.59         11,884           12.64             --              --
   International Growth & Income
      Portfolio (Class 3)               1,599,677           20.68         23,682           12.34             --              --
   Marsico Focused Growth
      Portfolio (Class 3)                  92,138           13.50          5,903           12.51             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)           295,699           25.59          2,444           11.91             --              --
   MFS Total Return Portfolio
      (Class 3)                         1,965,246           28.99          2,835           11.14             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                         1,031,941           12.51          1,920           12.75             --              --
   Real Estate Portfolio (Class 3)        674,440           29.38         16,425           10.49             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         2,612,702           19.62         17,903           11.77             --              --
   Small Company Value Portfolio
      (Class 3)                           768,985           10.21          9,212           11.10             --              --
   Technology Portfolio (Class 3)       1,038,074            2.86          1,645           12.95             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                            14,980   $       17.14             31   $       12.79             --   $          --
   Worldwide High Income Portfolio
      (Class 3)                            52,001           21.86             31           10.77             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   2,308,373   $       14.62         55,056   $       11.14        129,625   $       14.56
   Growth and Income Portfolio          3,618,809           16.04         21,843           11.37             --              --
   Strategic Growth Portfolio             218,289           11.31             31           12.29             --              --

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --         46,456   $        9.07             --   $          --
   Equity Income Account I
      (Class 1)                                --              --        738,672           11.20             --              --
   Growth Account (Class 1)                    --              --         57,157            8.45             --              --
   Income Account (Class 1)                    --              --        287,066            7.38             --              --
   LargeCap Blend Account
      (Class 1)                                --              --        370,667            7.62             --              --
   MidCap Stock Account (Class 1)              --              --         52,393           10.89             --              --
   Money Market Account (Class 1)              --              --        104,137            6.08             --              --
   Mortgage Securities Account
      (Class 1)                                --              --        148,900            6.82             --              --
   Real Estate Securities Account
      (Class 1)                                --              --          7,596           19.17             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --      2,958,168           10.87             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --        409,798            7.66             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --      1,747,355           11.75             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --        604,282            8.55             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --        379,220           13.01             --              --
   Short-Term Income Account
      (Class 1)                                --              --         54,504            6.83             --              --
   SmallCap Growth Account
      (Class 1)                                --              --         32,651            7.50             --              --
   SmallCap Value Account
      (Class 1)                                --              --          1,108           10.70             --              --
   West Coast Equity Account
      (Class 1)                                --              --        265,217           13.60             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --        569,783            8.97
   Equity Income Account I
      (Class 2)                                --              --             --              --      4,313,411           11.00
   Growth Account (Class 2)                    --              --             --              --        100,550            8.34
   Income Account (Class 2)                    --              --             --              --      1,481,049            7.30
   LargeCap Blend Account
      (Class 2)                                --              --             --              --        388,417            7.47
   MidCap Stock Account (Class 2)              --              --             --              --        262,727           10.70
   Money Market Account (Class 2)              --              --             --              --        543,813            5.97
   Mortgage Securities Account
      (Class 2)                                --              --             --              --        373,880            6.70
   Real Estate Securities Account
      (Class 2)                                --              --             --              --         75,342           19.57
   SAM Balanced Portfolio
      (Class 2)                                --              --             --              --      8,981,500           10.73
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --             --              --      2,216,911            7.57
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --             --              --      2,836,399           11.56
   SAM Flexible Income Portfolio
      (Class 2)                                --              --             --              --      4,853,941            8.42
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --             --              --      1,147,914           12.81
   Short-Term Income Account
      (Class 2)                                --              --             --              --        340,395            6.74
   SmallCap Growth Account
      (Class 2)                                --              --             --              --        100,451            7.37
   SmallCap Value Account
      (Class 2)                                --              --             --              --         21,178           10.72
   West Coast Equity Account
      (Class 2)                                --              --             --              --        814,737           13.35

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)           566,545           16.06             --              --             --              --
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                  2,553,054           13.40             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)         3,312,366           24.59             --              --             --              --
   Growth Fund (Class 2)                4,662,109           23.15             --              --             --              --
   Growth-Income Fund (Class 2)         4,254,450           20.01             --              --             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio          1,329,109   $       14.60         15,406   $       11.23             --   $          --
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                           143,932   $       12.68             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio            52,817           12.98             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                            46,495           13.89             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                 49,601           14.44             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                           222,574           10.42             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --         43,581           26.80
   Capital Appreciation Portfolio
      (Class 2)                                --              --         17,967           54.26         88,204           53.36
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --        168,386           17.49
   Growth Portfolio (Class 2)                  --              --             --              --         42,793           37.97
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --         18,577           63.20
   Asset Allocation Portfolio
      (Class 3)                                30           11.43             --              --        808,885           26.65
   Capital Appreciation Portfolio
      (Class 3)                             3,608           13.36             --              --      2,442,353           52.66
   Government and Quality Bond
      Portfolio (Class 3)                     362           10.32             --              --      7,060,608           17.42
   Growth Portfolio (Class 3)               3,804           12.19             --              --      1,342,878           37.81
   Natural Resources Portfolio
      (Class 3)                               972           13.79             --              --        679,822           62.77

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --         22,070           18.70
   Alliance Growth Portfolio
      (Class 2)                                --              --          3,369           36.71         39,642           36.43
   Balanced Portfolio (Class 2)                --              --             --              --         32,092           16.99
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --         53,004            7.09
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --         29,562            9.29
   Cash Management Portfolio
      (Class 2)                                --              --             --              --         81,500           13.47
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --         81,259           17.97
   Davis Venture Value Portfolio
      (Class 2)                                --              --             --              --        123,617           40.68
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --         18,003           13.00
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --         15,049           25.35
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --         30,194           21.45
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --         35,394           22.30
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --         27,798           20.72
   Global Bond Portfolio (Class 2)             --              --             --              --         30,038           18.61
   Global Equities Portfolio
      (Class 2)                                --              --          4,156           27.74         27,731           26.79
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --         41,764            6.59
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --         65,873           34.23
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --         48,115           20.86
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --        189,151           16.53
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --         51,480           20.67
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --         26,065           25.44
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --        185,351           28.85
   Mid-Cap Growth Portfolio
      (Class 2)                                --              --         12,535           12.47        107,037           12.43
   Real Estate Portfolio (Class 2)             --              --             --              --         37,117           29.29
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --         34,476           19.47
   Technology Portfolio (Class 2)              --              --         43,941            2.85         46,228            2.85
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                26           12.18             --              --        187,847           18.50
   Alliance Growth Portfolio
      (Class 3)                               147           11.98             --              --      1,704,076           36.25
   American Funds Asset Allocation
      SAST Portfolio (Class 3)              4,224           11.39             --              --             27           11.43
   American Funds Global Growth
      SAST Portfolio (Class 3)              6,171           12.22             --              --         43,190           12.14
   American Funds Growth SAST
      Portfolio (Class 3)                  10,479           12.11             --              --         85,156           12.18
   American Funds Growth-Income
      SAST Portfolio (Class 3)              8,043           11.71             --              --         57,914           11.51
   Balanced Portfolio (Class 3)               118           11.17             --              --        250,912           16.88
   Blue Chip Growth Portfolio
      (Class 3)                             5,067           12.04             --              --        508,469            7.03
   Capital Growth Portfolio
      (Class 3)                                30           12.32             --              --        435,160            9.19
   Cash Management Portfolio
      (Class 3)                                30           10.31             --              --      4,295,069           13.40
   Corporate Bond Portfolio
      (Class 3)                               146           10.42             --              --      4,422,324           17.89
   Davis Venture Value Portfolio
      (Class 3)                            11,881           11.55             --              --      4,102,967           40.56
   "Dogs" of Wall Street Portfolio
      (Class 3)                             4,275           11.14             --              --        404,082           12.90
   Emerging Markets Portfolio
      (Class 3)                                46           15.80             --              --      1,238,680           25.11
   Equity Opportunities Portfolio
      (Class 3)                             2,657           11.43             --              --        946,506           21.28
   Foreign Value Portfolio
      (Class 3)                             4,035           12.68             --              --      4,298,658           22.24
   Fundamental Growth Portfolio
      (Class 3)                                30           12.21             --              --        195,029           20.53
   Global Bond Portfolio (Class 3)          1,129           10.59             --              --        898,243           18.43
   Global Equities Portfolio
      (Class 3)                               168           12.53             --              --        438,705           26.54
   Growth Opportunities Portfolio
      (Class 3)                                52           12.84             --              --      1,786,231            6.55
   Growth-Income Portfolio
      (Class 3)                               191           11.74             --              --        169,028           33.99
   High-Yield Bond Portfolio
      (Class 3)                                28           10.49             --              --      1,037,117           20.70
   International Diversified
      Equities Portfolio (Class 3)             60           12.58             --              --      4,459,450           16.41
   International Growth & Income
      Portfolio (Class 3)                   2,900           12.30             --              --      2,499,812           20.51
   Marsico Focused Growth
      Portfolio (Class 3)                      30           12.45             --              --        285,664           13.38
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)                30           11.84             --              --        484,358           25.33
   MFS Total Return Portfolio
      (Class 3)                             1,145           11.13             --              --      3,122,289           28.68
   Mid-Cap Growth Portfolio
      (Class 3)                             5,267           12.75             --              --      1,503,258           12.39
   Real Estate Portfolio (Class 3)          1,070           10.46             --              --      1,051,858           29.06
   Small & Mid Cap Value Portfolio
      (Class 3)                             9,910           11.76             --              --      3,470,363           19.41
   Small Company Value Portfolio
      (Class 3)                             4,059           11.10             --              --      1,089,550           10.18
   Technology Portfolio (Class 3)              26           12.92             --              --      1,284,556            2.83

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                               417   $       12.77             --   $          --         22,290   $       16.90
   Worldwide High Income Portfolio
      (Class 3)                                28           10.77             --              --         33,630           21.62

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                       1,555   $       11.12        115,751   $       14.39      3,074,328   $       14.51
   Growth and Income Portfolio                 26           11.34             --              --      5,320,317           15.88
   Strategic Growth Portfolio                  30           12.27             --              --        292,804           11.20

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --         55,424            8.86             --              --
   Equity Income Account I
      (Class 2)                                --              --        340,840           10.91             --              --
   Growth Account (Class 2)                    --              --         24,643            8.27             --              --
   Income Account (Class 2)                    --              --        179,011            7.24             --              --
   LargeCap Blend Account
      (Class 2)                                --              --         34,005            7.42             --              --
   MidCap Stock Account (Class 2)              --              --         27,147           10.64             --              --
   Money Market Account (Class 2)              --              --        171,104            5.91             --              --
   Mortgage Securities Account
      (Class 2)                                --              --        108,746            6.65             --              --
   Real Estate Securities Account
      (Class 2)                                --              --         11,008           19.24             --              --
   SAM Balanced Portfolio
      (Class 2)                                --              --      2,437,866           10.65             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --        287,423            7.52             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --      2,004,806           11.47             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                --              --        559,920            8.35             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --        721,908           12.71             --              --
   Short-Term Income Account
      (Class 2)                                --              --         46,800            6.69             --              --
   SmallCap Growth Account
      (Class 2)                                --              --          7,903            7.30             --              --
   SmallCap Value Account
      (Class 2)                                --              --          2,274           10.68             --              --
   West Coast Equity Account
      (Class 2)                                --              --        116,348           13.24             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)                --              --             --              --        639,603           15.89
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                         --              --             --              --      2,470,317           13.28
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --      4,254,887           24.35
   Growth Fund (Class 2)                       --              --             --              --      6,828,679           22.92
   Growth-Income Fund (Class 2)                --              --             --              --      6,718,230           19.80
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio                 30   $       11.18             --   $          --      1,854,736   $       14.40
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                --   $          --             --   $          --         25,911   $       12.47
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio                --              --             --              --         53,839           12.68
   BB&T Mid Cap Growth VIF
      Portfolio                                --              --             --              --         82,623           13.81
   BB&T Special Opportunities
      Equity VIF Portfolio                     --              --             --              --        101,312           14.40
   BB&T Total Return Bond VIF
      Portfolio                                --              --             --              --         60,106           10.47

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --         53,543   $       26.88             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --        288,800           52.87        117,526           14.30
   Government and Quality Bond
      Portfolio (Class 1)                      --              --        357,959           17.54        168,438           11.98
   Growth Portfolio (Class 1)                  --              --        158,575           38.02             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --         72,490           63.27             --              --
   Asset Allocation Portfolio
      (Class 2)                            99,690           26.68             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                           264,094           52.60             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                 750,009           17.42             --              --             --              --
   Growth Portfolio (Class 2)             226,486           37.79             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                           137,137           62.80             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                            28,686           26.81             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                           610,691           52.49             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)               2,299,133           17.35             --              --             --              --
   Growth Portfolio (Class 3)             404,969           37.68             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                           228,008           62.70             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --         69,384   $       18.72         15,013   $        9.90
   Alliance Growth Portfolio
      (Class 1)                                --              --        151,218           36.66         68,539           10.04
   Balanced Portfolio (Class 1)                --              --         64,424           17.04         21,832            9.61
   Blue Chip Growth Portfolio
      (Class 1)                                --              --        120,618            7.08         19,398            8.62
   Capital Growth Portfolio
      (Class 1)                                --              --        110,251            9.28             --              --
   Cash Management Portfolio
      (Class 1)                                --              --        188,997           13.49         43,490           10.51
   Corporate Bond Portfolio
      (Class 1)                                --              --        276,775           18.01             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --        670,267           40.87        156,250           14.10
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --         69,772           12.99             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --         94,383           25.37          4,618           38.00
   Equity Opportunities Portfolio
      (Class 1)                                --              --        120,848           21.45             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --         63,369           20.74         15,963            8.56
   Global Bond Portfolio (Class 1)             --              --        107,788           18.62         43,723           12.23
   Global Equities Portfolio
      (Class 1)                                --              --         55,617           26.77         33,851           12.30
   Growth Opportunities Portfolio
      (Class 1)                                --              --        120,898            6.61             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --        167,888           34.30         67,726           10.88
   High-Yield Bond Portfolio
      (Class 1)                                --              --        147,144           20.89             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --        121,495           16.51             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --        232,572           20.66         82,426           14.83
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --        330,543           13.46             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --        133,410           25.48         10,445           11.69
   MFS Total Return Portfolio
      (Class 1)                                --              --        615,602           28.91         58,943           13.48
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --        412,161           12.48         61,797            7.44
   Real Estate Portfolio (Class 1)             --              --         64,822           29.28             --              --
   Technology Portfolio (Class 1)              --              --        264,619            2.86             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --         38,166           17.07             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --         25,056           21.81             --              --
   Aggressive Growth Portfolio
      (Class 2)                           136,640           18.56             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                           188,039           36.19             --              --             --              --
   Balanced Portfolio (Class 2)           149,095           16.92             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                           170,026            7.05             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                           130,475            9.22             --              --             --              --
   Cash Management Portfolio
      (Class 2)                           485,890           13.41             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                           323,214           17.88             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                           583,536           40.52             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                           206,252           12.90             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                           197,416           25.19             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                           136,053           21.32             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                           270,984           22.26             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                            58,366           20.59             --              --             --              --
   Global Bond Portfolio (Class 2)         99,727           18.47             --              --             --              --
   Global Equities Portfolio
      (Class 2)                           112,392           26.56             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                           263,951            6.56             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                           152,042           34.02             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                           276,629           20.71             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)        365,794           16.39             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                 264,233           20.56             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                 507,689           13.38             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)           143,276           25.33             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                           599,575           28.69             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                           505,243           12.38             --              --             --              --
   Real Estate Portfolio (Class 2)        206,157           29.06             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                           353,616           19.45             --              --             --              --
   Technology Portfolio (Class 2)         365,653            2.84             --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                            98,179           16.98             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                            45,526           21.59             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           138,471           18.49             --              --             --              --
   Alliance Growth Portfolio
      (Class 3)                           425,042           36.13             --              --             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)            351,203           11.41             --              --             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)          1,235,008           12.12             --              --             --              --
   American Funds Growth SAST
      Portfolio (Class 3)               1,385,197           12.16             --              --             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)          1,615,684           11.49             --              --             --              --
   Balanced Portfolio (Class 3)            92,793           16.84             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 3)                           203,481            7.02             --              --             --              --
   Capital Growth Portfolio
      (Class 3)                           622,704            9.25             --              --             --              --
   Cash Management Portfolio
      (Class 3)                           993,706           13.34             --              --             --              --
   Corporate Bond Portfolio
      (Class 3)                         1,586,510           17.79             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                         1,157,063           40.42             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           103,450           12.88             --              --             --              --
   Emerging Markets Portfolio
      (Class 3)                           486,110           25.08             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                           106,541           21.23             --              --             --              --
   Foreign Value Portfolio
      (Class 3)                         1,029,704           22.16        112,253           22.16             --              --
   Fundamental Growth Portfolio
      (Class 3)                           463,410           20.50             --              --             --              --
   Global Bond Portfolio (Class 3)        335,489           18.36             --              --             --              --
   Global Equities Portfolio
      (Class 3)                            88,018           26.35             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                           663,986            6.54             --              --             --              --
   Growth-Income Portfolio
      (Class 3)                            57,991           33.90             --              --             --              --
   High-Yield Bond Portfolio
      (Class 3)                           302,145           20.65             --              --             --              --
   International Diversified
      Equities Portfolio (Class 3)      1,452,464           16.36             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)               1,186,374           20.47             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 3)                 466,826           13.32             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)           158,143           25.25             --              --             --              --
   MFS Total Return Portfolio
      (Class 3)                           745,641           28.60             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                           592,506           12.34             --              --             --              --
   Real Estate Portfolio (Class 3)        454,111           29.00             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         1,286,353           19.34         57,377           19.34             --              --
   Small Company Value Portfolio
      (Class 3)                           760,203           10.17             --              --             --              --
   Technology Portfolio (Class 3)         497,841            2.83             --              --             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
         Variable Accounts            outstanding       units        outstanding       units        outstanding       units
         -----------------           ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                            50,160   $       17.09             --   $          --             --   $          --
   Worldwide High Income Portfolio
      (Class 3)                            12,465           21.72             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   1,076,078   $       14.34        471,968   $       14.31             --   $          --
   Growth and Income Portfolio          2,065,798           15.90        360,765           15.92             --              --
   Strategic Growth Portfolio             174,719           11.03         78,513           10.92             --              --

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                           205,909           10.72             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 117,092           11.59             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                            75,524           12.84             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --             --              --
   Equity Income Account I
      (Class 2)                            22,492           10.59             --              --             --              --
   Growth Account (Class 2)                    --              --             --              --             --              --
   Income Account (Class 2)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --             --              --
   Money Market Account (Class 2)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                           228,188           10.58             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                  28,455           10.54             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                  93,682           11.40             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                10           10.39             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                            33,285           12.66             --              --             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                         155           12.09             --              --         13,070           12.09
   Columbia Large Cap Value Fund,
      Variable Series                      17,589           13.82             --              --         57,207           13.82
   Columbia Small Company Growth
      Fund, Variable Series                 5,137           13.64             --              --         52,905           13.64

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)            39,160           15.86             --              --         68,374           15.86
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                     99,155           13.13             --              --         98,263           13.13
   Columbia Marsico Growth Fund,
      Variable Series (Class A)            21,776           11.99             --              --         52,960           11.99
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                             1,271           18.56             --              --         26,251           18.56
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)               933           10.53             --              --         47,958           10.53
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                     12,139           22.51             --              --         25,868           22.51

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)         13,171   $       17.29        482,454   $       17.29             --   $          --
   Global Growth Fund (Class 2)           812,744           24.27        256,435           24.27             --              --
   Growth Fund (Class 2)                1,233,470           22.86        402,298           22.86             --              --
   Growth-Income Fund (Class 2)         1,377,896           19.75        565,764           19.75             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio          1,391,256   $       14.39        371,973   $       14.39             --   $          --
   Mid Cap Value Portfolio                  1,672           15.75        333,688           15.75             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                            38,589   $       12.57             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio            53,659           12.86             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                            11,477           13.79             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                 96,287           14.35             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                            81,880           10.36             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                10   $       10.83             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 10           10.14             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     10           10.68             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   10           10.41             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       10           10.54             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.80               Expenses of 1.95              Expenses of 1.97(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --         38,804           26.38
   Capital Appreciation Portfolio
      (Class 2)                            19,306           52.34          6,447           53.52         18,204           52.67
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --         58,001           17.26
   Growth Portfolio (Class 2)                  --              --             --              --         11,142           37.50
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --          5,163           62.41
   Asset Allocation Portfolio
      (Class 3)                                25           11.38             --              --         19,970           26.32
   Capital Appreciation Portfolio
      (Class 3)                            12,325           13.38             --              --        226,948           51.97
   Government and Quality Bond
      Portfolio (Class 3)                  31,926           10.31             --              --        569,410           17.18
   Growth Portfolio (Class 3)               5,980           12.20             --              --         93,567           37.32
   Natural Resources Portfolio
      (Class 3)                            10,309           13.83             --              --         60,538           62.02

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --          3,188           18.40
   Alliance Growth Portfolio
      (Class 2)                             3,659           36.41          2,417           36.19         10,503           35.95
   Balanced Portfolio (Class 2)                --              --             --              --         16,402           16.77
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --          3,464            7.00
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --          6,292            9.15
   Cash Management Portfolio
      (Class 2)                                --              --             --              --         30,495           13.29
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --         27,813           17.73
   Davis Venture Value Portfolio
      (Class 2)                             6,342           40.48             --              --         25,185           40.14
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --          6,686           12.83
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --         12,135           24.96
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --          3,437           21.10
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --          7,122           21.75
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --          3,035           20.38
   Global Bond Portfolio (Class 2)             --              --             --              --          6,348           18.34
   Global Equities Portfolio
      (Class 2)                             4,101           26.65          2,038           26.49          4,899           26.44
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --          7,207            6.50
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --         12,489           33.65
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --         40,829           20.50
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --         53,866           16.28
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --         13,728           20.44
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --          2,147           25.18
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --         40,448           28.45
   Mid-Cap Growth Portfolio
      (Class 2)                            30,617           12.39          6,056           12.30         23,330           12.27
   Real Estate Portfolio (Class 2)             --              --             --              --          8,316           28.85
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --          7,394           19.25
   Technology Portfolio (Class 2)          56,720            2.84            131            2.80          9,533            2.81
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                24           12.17             --              --         40,524           18.27
   Alliance Growth Portfolio
      (Class 3)                            19,253           11.97             --              --        109,169           35.78
   American Funds Asset Allocation
      SAST Portfolio (Class 3)              4,380           11.36             --              --          3,366           11.40
   American Funds Global Growth
      SAST Portfolio (Class 3)             18,418           12.20             --              --          3,069           12.12
   American Funds Growth SAST
      Portfolio (Class 3)                  11,806           12.09             --              --          2,421           12.14
   American Funds Growth-Income
      SAST Portfolio (Class 3)              7,664           11.68             --              --            141           11.47
   Balanced Portfolio (Class 3)                26           11.14             --              --         12,300           16.68
   Blue Chip Growth Portfolio
      (Class 3)                                25           12.03             --              --         43,273            6.96
   Capital Growth Portfolio
      (Class 3)                             3,651           12.27             --              --         11,686            9.10
   Cash Management Portfolio
      (Class 3)                            63,954           10.30             --              --        320,967           13.23
   Corporate Bond Portfolio
      (Class 3)                            31,590           10.41             --              --        268,938           17.65
   Davis Venture Value Portfolio
      (Class 3)                            23,714           11.54             --              --        283,619           40.04
   "Dogs" of Wall Street Portfolio
      (Class 3)                                25           11.10             --              --         48,141           12.74
   Emerging Markets Portfolio
      (Class 3)                             6,933           15.81             --              --        313,371           24.83
   Equity Opportunities Portfolio
      (Class 3)                               199           11.39             --              --         51,981           20.89
   Foreign Value Portfolio
      (Class 3)                             6,045           12.65             --              --        302,599           21.95
   Fundamental Growth Portfolio
      (Class 3)                             6,071           12.22             --              --          6,619           20.03
   Global Bond Portfolio (Class 3)          4,839           10.56             --              --         48,911           18.22
   Global Equities Portfolio
      (Class 3)                                24           12.51             --              --         32,731           26.19
   Growth Opportunities Portfolio
      (Class 3)                             4,369           12.83             --              --        105,063            6.42
   Growth-Income Portfolio
      (Class 3)                               262           11.68             --              --         17,642           33.58
   High-Yield Bond Portfolio
      (Class 3)                             1,162           10.52             --              --         69,267           20.42
   International Diversified
      Equities Portfolio (Class 3)         11,341           12.60             --              --        342,265           16.21
   International Growth & Income
      Portfolio (Class 3)                  20,064           12.30             --              --        144,379           20.24
   Marsico Focused Growth
      Portfolio (Class 3)                     180           12.46             --              --          5,901           13.21
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)                50           11.84             --              --         38,127           25.00
   MFS Total Return Portfolio
      (Class 3)                               388           11.04             --              --        271,419           28.29
   Mid-Cap Growth Portfolio
      (Class 3)                               686           12.65             --              --        147,133           12.23
   Real Estate Portfolio (Class 3)         13,347           10.46             --              --         72,643           28.74
   Small & Mid Cap Value Portfolio
      (Class 3)                            19,133           11.74             --              --        270,402           19.16
   Small Company Value Portfolio
      (Class 3)                             9,152           11.07             --              --         49,292           10.14
   Technology Portfolio (Class 3)              24           12.85             --              --        296,818            2.80

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.80               Expenses of 1.95              Expenses of 1.97(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                             1,928   $       12.75             --   $          --          2,070   $       16.39
   Worldwide High Income Portfolio
      (Class 3)                                27           10.72             --              --            754           21.03

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                       5,653   $       11.11        115,911   $       14.16        282,810   $       14.17
   Growth and Income Portfolio             21,067           11.34             --              --        399,640           15.79
   Strategic Growth Portfolio                  25           12.20             --              --         41,777           11.04

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                    25,538   $        8.98             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                           518,892           11.02             --              --             --              --
   Growth Account (Class 1)                30,437            8.31             --              --             --              --
   Income Account (Class 1)               185,717            7.26             --              --             --              --
   LargeCap Blend Account
      (Class 1)                           201,660            7.49             --              --             --              --
   MidCap Stock Account (Class 1)          90,584           10.73             --              --             --              --
   Money Market Account (Class 1)          43,771            5.94             --              --             --              --
   Mortgage Securities Account
      (Class 1)                           212,549            6.72             --              --             --              --
   Real Estate Securities Account
      (Class 1)                             2,086           19.26             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                         2,427,646           10.70             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                 235,649            7.54             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 932,496           11.58             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                           526,751            8.40             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                           176,706           12.84             --              --             --              --
   Short-Term Income Account
      (Class 1)                           156,627            6.70             --              --             --              --
   SmallCap Growth Account
      (Class 1)                            47,870            7.38             --              --             --              --
   SmallCap Value Account
      (Class 1)                                 9           10.48             --              --             --              --
   West Coast Equity Account
      (Class 1)                           207,990           13.40             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --         12,159            8.83             --              --
   Equity Income Account I
      (Class 2)                                --              --        272,502           10.75             --              --
   Growth Account (Class 2)                    --              --          5,830            8.14             --              --
   Income Account (Class 2)                    --              --         93,153            7.13             --              --
   LargeCap Blend Account
      (Class 2)                                --              --         37,389            7.29             --              --
   MidCap Stock Account (Class 2)              --              --         29,322           10.45             --              --
   Money Market Account (Class 2)              --              --         20,686            5.83             --              --
   Mortgage Securities Account
      (Class 2)                                --              --         27,086            6.56             --              --
   Real Estate Securities Account
      (Class 2)                                --              --          1,784           18.71             --              --
   SAM Balanced Portfolio
      (Class 2)                                --              --        543,646           10.48             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --         79,697            7.39             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --        256,168           11.30             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                --              --        123,905            8.25             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --        111,508           12.54             --              --
   Short-Term Income Account
      (Class 2)                                --              --         13,950            6.59             --              --
   SmallCap Growth Account
      (Class 2)                                --              --         12,231            7.22             --              --
   SmallCap Value Account
      (Class 2)                                --              --            640           10.55             --              --
   West Coast Equity Account
      (Class 2)                                --              --         55,530           13.04             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)                --              --             --              --         75,987           15.67
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                         --              --             --              --        230,754           13.09
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --        291,761           24.04
   Growth Fund (Class 2)                       --              --             --              --        679,228           22.64
   Growth-Income Fund (Class 2)                --              --             --              --        661,544           19.55
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio              7,735   $       11.22             --   $          --        168,155   $       14.16
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                --   $          --             --   $          --             29   $       12.29
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio                --              --             --              --             55           12.51
   BB&T Mid Cap Growth VIF
      Portfolio                                --              --             --              --             29           13.66
   BB&T Special Opportunities
      Equity VIF Portfolio                     --              --             --              --             29           14.25
   BB&T Total Return Bond VIF
      Portfolio                                --              --             --              --             29           10.20

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total
                                           Expenses of 2.02               Expenses of 2.05
                                     ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --
   Growth Portfolio (Class 2)                  --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                             3,066           26.68             31           11.37
   Capital Appreciation Portfolio
      (Class 3)                            43,447           52.25          5,103           13.34
   Government and Quality Bond
      Portfolio (Class 3)                  71,344           17.30          7,874           10.28
   Growth Portfolio (Class 3)               8,948           37.55            818           12.14
   Natural Resources Portfolio
      (Class 3)                            18,923           62.43          1,503           13.69

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                                --              --             --              --
   Balanced Portfolio (Class 2)                --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --
   Cash Management Portfolio
      (Class 2)                                --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --
   Global Bond Portfolio (Class 2)             --              --             --              --
   Global Equities Portfolio
      (Class 2)                                --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                                --              --             --              --
   Real Estate Portfolio (Class 2)             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --
   Technology Portfolio (Class 2)              --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                            12,382           18.42             31           12.10
   Alliance Growth Portfolio
      (Class 3)                             6,732           35.98          3,232           11.90
   American Funds Asset Allocation
      SAST Portfolio (Class 3)             32,713           11.38             31           11.26
   American Funds Global Growth
      SAST Portfolio (Class 3)             52,541           12.09          4,666           12.17
   American Funds Growth SAST
      Portfolio (Class 3)                 249,222           12.13          1,187           12.05
   American Funds Growth-Income
      SAST Portfolio (Class 3)            144,568           11.46          1,259           11.64
   Balanced Portfolio (Class 3)             2,862           16.76             31           11.11
   Blue Chip Growth Portfolio
      (Class 3)                            37,155            6.98             31           12.02
   Capital Growth Portfolio
      (Class 3)                            26,088            9.22            119           12.24
   Cash Management Portfolio
      (Class 3)                             9,767           13.31             31           10.26
   Corporate Bond Portfolio
      (Class 3)                           101,789           17.74          4,056           10.39
   Davis Venture Value Portfolio
      (Class 3)                            51,706           40.26          6,794           11.49
   "Dogs" of Wall Street Portfolio
      (Class 3)                               376           12.85             31           11.00
   Emerging Markets Portfolio
      (Class 3)                            27,566           24.98          1,063           15.76
   Equity Opportunities Portfolio
      (Class 3)                               203           21.07             31           11.35
   Foreign Value Portfolio
      (Class 3)                            26,718           22.05          2,000           12.62
   Fundamental Growth Portfolio
      (Class 3)                            18,436           20.37            188           12.19
   Global Bond Portfolio (Class 3)          7,640           18.28          2,311           10.54
   Global Equities Portfolio
      (Class 3)                             2,007           26.26          1,371           12.52
   Growth Opportunities Portfolio
      (Class 3)                             6,976            6.52            731           12.80
   Growth-Income Portfolio
      (Class 3)                               721           33.64             31           11.65
   High-Yield Bond Portfolio
      (Class 3)                             7,109           20.58             31           10.44
   International Diversified
      Equities Portfolio (Class 3)         32,958           16.32          1,086           12.55
   International Growth & Income
      Portfolio (Class 3)                  35,373           20.41          1,856           12.26
   Marsico Focused Growth
      Portfolio (Class 3)                  10,693           13.28            387           12.39
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)               189           25.12             31           11.81
   MFS Total Return Portfolio
      (Class 3)                            24,588           28.50             31           11.02
   Mid-Cap Growth Portfolio
      (Class 3)                             8,900           12.24             65           12.60
   Real Estate Portfolio (Class 3)         15,791           28.88          1,035           10.42
   Small & Mid Cap Value Portfolio
      (Class 3)                            34,938           19.29          4,422           11.69
   Small Company Value Portfolio
      (Class 3)                            41,769           10.14            796           11.01
   Technology Portfolio (Class 3)          43,329            2.81             31           12.81

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total
                                           Expenses of 2.02               Expenses of 2.05
                                     ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                               692   $       17.03            197   $       12.67
   Worldwide High Income Portfolio
      (Class 3)                                15           21.55            950           10.73

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                      12,468   $       14.29          1,715   $       11.08
   Growth and Income Portfolio             29,063           15.84          2,118           11.28
   Strategic Growth Portfolio                  33           10.92            825           12.24

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --
   Growth Account (Class 1)                    --              --             --              --
   Income Account (Class 1)                    --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --
   Money Market Account (Class 1)              --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --
   Equity Income Account I
      (Class 2)                                10           10.40             --              --
   Growth Account (Class 2)                    --              --             --              --
   Income Account (Class 2)                    --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --
   Money Market Account (Class 2)              --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                                10           10.42             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      10           10.39             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                       9           11.22             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                10           10.19             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                 9           12.43             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)               694           15.80             --              --
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                        337           13.10             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --
   Growth Fund (Class 2)                       --              --             --              --
   Growth-Income Fund (Class 2)                --              --             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --
   International Fund (Class 3)                --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio             55,236   $       14.33            199   $       11.12
   Mid Cap Value Portfolio                     --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                27   $       12.51             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --
   BB&T Large Cap VIF Portfolio                51           12.77             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                                29           13.71             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                  1,478           14.27             --              --
   BB&T Total Return Bond VIF
      Portfolio                                30           10.22             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                  Net Asset Value      Net Asset
Variable Accounts                      Shares        Per Share           Value           Cost
-----------------                    ----------   ---------------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                      15,426,590   $         16.49   $  254,445,546   $215,487,934
   Capital Appreciation Portfolio
      (Class 1)                      15,208,173             45.14      686,565,539    579,355,555
   Government and Quality Bond
      Portfolio (Class 1)            16,103,822             14.63      235,561,335    239,140,583
   Growth Portfolio (Class 1)         9,272,173             29.02      269,082,659    267,767,986
   Natural Resources Portfolio
      (Class 1)                       3,245,359             66.50      215,807,247    100,610,939
   Asset Allocation Portfolio
      (Class 2)                       1,139,601             16.47       18,767,886     15,977,963
   Capital Appreciation Portfolio
      (Class 2)                       3,071,902             44.88      137,862,301     92,518,526
   Government and Quality Bond
      Portfolio (Class 2)             7,695,562             14.62      112,540,289    116,814,696
   Growth Portfolio (Class 2)         2,577,056             29.00       74,723,055     62,158,574
   Natural Resources Portfolio
      (Class 2)                         684,264             66.32       45,378,912     25,487,274
   Asset Allocation Portfolio
      (Class 3)                       1,978,617             16.44       32,536,984     29,714,239
   Capital Appreciation Portfolio
      (Class 3)                      11,741,419             44.72      525,134,261    407,712,471
   Government and Quality Bond
      Portfolio (Class 3)            35,081,586             14.60      512,323,093    524,971,947
   Growth Portfolio (Class 3)         7,597,871             28.95      219,946,773    200,664,344
   Natural Resources Portfolio
      (Class 3)                       2,772,940             66.17      183,482,134    130,238,060

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                       6,588,032   $         13.71   $   90,332,103   $ 80,322,736
   Alliance Growth Portfolio
      (Class 1)                      17,921,657             25.09      449,724,760    463,613,240
   Balanced Portfolio (Class 1)       6,402,795             16.02      102,561,031    106,375,895
   Blue Chip Growth Portfolio
      (Class 1)                       2,175,106              7.96       17,320,910     14,379,003
   Capital Growth Portfolio
      (Class 1)                       1,407,192             10.41       14,641,967     10,746,896
   Cash Management Portfolio
      (Class 1)                      14,384,996             11.50      165,460,160    162,658,733
   Corporate Bond Portfolio
      (Class 1)                      12,256,093             12.15      148,886,276    140,634,778
   Davis Venture Value Portfolio
      (Class 1)                      34,956,478             35.15    1,228,862,194    775,949,470
   "Dogs" of Wall Street Portfolio
      (Class 1)                       3,445,424             12.08       41,626,592     33,470,219
   Emerging Markets Portfolio
      (Class 1)                       6,460,879             22.93      148,129,905     72,197,300
   Equity Opportunities Portfolio
      (Class 1)                       4,477,319             20.20       90,431,454     67,843,480
   Fundamental Growth Portfolio
      (Class 1)                       5,976,317             18.29      109,311,294    117,487,035
   Global Bond Portfolio (Class 1)    6,032,796             11.44       69,041,428     66,793,401
   Global Equities Portfolio
      (Class 1)                       9,084,195             18.72      170,054,640    116,871,425
   Growth Opportunities Portfolio
      (Class 1)                       2,761,476              7.45       20,559,370     16,270,057
   Growth-Income Portfolio
      (Class 1)                      13,030,463             30.25      394,165,485    305,615,274
   High-Yield Bond Portfolio
      (Class 1)                      19,437,714              7.65      148,710,680    139,561,425
   International Diversified
      Equities Portfolio (Class 1)   11,733,016             12.60      147,792,690     95,688,430
   International Growth & Income
      Portfolio (Class 1)            11,833,297             18.85      223,110,787    124,327,547
   Marsico Focused Growth
      Portfolio (Class 1)             3,685,307             14.19       52,310,543     37,109,015
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)       8,239,121             15.52      127,906,640    104,129,732
   MFS Total Return Portfolio
      (Class 1)                      20,555,797             18.98      390,089,133    316,518,047
   Mid-Cap Growth Portfolio
      (Class 1)                       8,150,756             11.32       92,231,678     91,197,965
   Real Estate Portfolio (Class 1)    4,600,356             23.19      106,663,304     69,746,358
   Technology Portfolio (Class 1)     6,473,620              3.24       20,995,599     18,213,709
   Telecom Utility Portfolio
      (Class 1)                       3,013,197             12.58       37,901,090     30,938,603
   Worldwide High Income Portfolio
      (Class 1)                       5,765,903              8.04       46,343,072     47,937,472
   Aggressive Growth Portfolio
      (Class 2)                         924,531             13.63       12,597,979      9,244,865
   Alliance Growth Portfolio
      (Class 2)                       2,475,319             25.03       61,958,754     43,471,621
   Balanced Portfolio (Class 2)       1,050,751             15.98       16,792,859     13,887,122
   Blue Chip Growth Portfolio
      (Class 2)                       1,170,506              7.95        9,304,231      6,859,754
   Capital Growth Portfolio
      (Class 2)                         573,496             10.33        5,926,949      3,797,584
   Cash Management Portfolio
      (Class 2)                       5,108,750             11.47       58,602,962     57,186,915
   Corporate Bond Portfolio
      (Class 2)                       4,084,958             12.12       49,495,621     47,343,275
   Davis Venture Value Portfolio
      (Class 2)                       5,601,721             35.06      196,381,371    119,876,898
   "Dogs" of Wall Street Portfolio
      (Class 2)                       1,261,707             12.05       15,205,475     12,042,915
   Emerging Markets Portfolio
      (Class 2)                       1,375,147             22.82       31,381,456     18,353,069
   Equity Opportunities Portfolio
      (Class 2)                         822,326             20.14       16,562,006     11,828,329
   Foreign Value Portfolio
      (Class 2)                       3,462,108             22.84       79,073,310     45,105,346
   Fundamental Growth Portfolio
      (Class 2)                         372,109             18.23        6,782,265      5,002,984
   Global Bond Portfolio (Class 2)    1,461,985             11.38       16,632,309     16,317,075
   Global Equities Portfolio
      (Class 2)                       1,071,288             18.63       19,956,329     13,058,199
   Growth Opportunities Portfolio
      (Class 2)                       1,200,127              7.37        8,847,949      6,307,556
   Growth-Income Portfolio
      (Class 2)                       1,015,941             30.18       30,658,606     21,233,186
   High-Yield Bond Portfolio
      (Class 2)                       4,454,740              7.63       33,975,789     30,665,333
   International Diversified
      Equities Portfolio (Class 2)    4,881,717             12.51       61,087,521     34,920,249
   International Growth & Income
      Portfolio (Class 2)             2,083,739             18.87       39,316,235     22,051,115
   Marsico Focused Growth
      Portfolio (Class 2)             3,100,296             14.07       43,619,553     29,347,697
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)       1,612,844             15.50       24,995,865     16,321,094
   MFS Total Return Portfolio
      (Class 2)                       6,702,537             18.93      126,881,281    104,102,183
   Mid-Cap Growth Portfolio
      (Class 2)                       3,868,415             11.21       43,360,188     30,881,678
   Real Estate Portfolio (Class 2)    1,226,195             23.09       28,308,581     21,004,283
   Small & Mid Cap Value Portfolio
      (Class 2)                       2,599,687             19.21       49,939,773     37,769,755
   Technology Portfolio (Class 2)     2,595,488              3.22        8,349,341      6,605,417
   Telecom Utility Portfolio
      (Class 2)                         434,666             12.55        5,454,903      4,241,463
   Worldwide High Income Portfolio
      (Class 2)                         879,595              8.00        7,035,293      6,501,645
   Aggressive Growth Portfolio
      (Class 3)                       1,505,343             13.56       20,410,721     17,616,953
   Alliance Growth Portfolio
      (Class 3)                       9,979,113             24.96      249,032,883    198,036,657
   American Funds Asset Allocation
      SAST Portfolio (Class 3)        1,119,765             11.59       12,976,487     12,525,301
   American Funds Global Growth
      SAST Portfolio (Class 3)        3,526,502             12.44       43,880,500     41,144,357
   American Funds Growth SAST
      Portfolio (Class 3)             4,544,612             12.32       56,003,512     52,521,207
   American Funds Growth-Income
      SAST Portfolio (Class 3)        4,645,465             11.91       55,329,639     53,133,982
   Balanced Portfolio (Class 3)       1,102,702             15.95       17,586,560     15,322,493
   Blue Chip Growth Portfolio
      (Class 3)                       1,981,620              7.93       15,710,923     13,102,072
   Capital Growth Portfolio
      (Class 3)                       2,358,164             10.30       24,292,053     22,245,905
   Cash Management Portfolio
      (Class 3)                      19,949,173             11.45      228,363,908    222,771,038
   Corporate Bond Portfolio
      (Class 3)                      27,091,369             12.09      327,526,148    320,036,314
   Davis Venture Value Portfolio
      (Class 3)                      19,518,599             34.98      682,705,181    526,830,551
   "Dogs" of Wall Street Portfolio
      (Class 3)                       1,548,015             12.03       18,618,353     16,566,302
   Emerging Markets Portfolio
      (Class 3)                       6,328,396             22.76      144,029,499    103,451,813
   Equity Opportunities Portfolio
      (Class 3)                       3,077,255             20.09       61,836,417     49,564,124
   Foreign Value Portfolio
      (Class 3)                      19,848,652             22.81      452,709,940    294,968,246
   Fundamental Growth Portfolio
      (Class 3)                       2,048,803             18.16       37,207,855     34,573,526
   Global Bond Portfolio (Class 3)    5,867,496             11.34       66,521,628     65,543,451
   Global Equities Portfolio
      (Class 3)                       1,904,264             18.57       35,365,363     26,302,965
   Growth Opportunities Portfolio
      (Class 3)                       6,375,489              7.34       46,772,164     38,350,896
   Growth-Income Portfolio
      (Class 3)                         825,124             30.11       24,847,491     19,598,439
   High-Yield Bond Portfolio
      (Class 3)                      11,426,791              7.61       86,979,566     83,513,674
   International Diversified
      Equities Portfolio (Class 3)   25,621,800             12.49      319,963,480    213,382,294
   International Growth & Income
      Portfolio (Class 3)            10,935,273             18.83      205,925,448    164,376,081

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                  Net Asset Value      Net Asset
Variable Accounts                      Shares        Per Share           Value           Cost
-----------------                    ----------   ---------------   --------------   ------------
SUNAMERICA SERIES TRUST
   (continued):
   Marsico Focused Growth
      Portfolio (Class 3)             3,178,075   $         14.00   $   44,486,048   $ 34,576,914
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)       3,570,085             15.47       55,213,428     39,001,645
   MFS Total Return Portfolio
      (Class 3)                      17,281,484             18.89      326,490,066    293,569,680
   Mid-Cap Growth Portfolio
      (Class 3)                       8,074,935             11.15       90,053,704     68,510,672
   Real Estate Portfolio (Class 3)    5,763,565             23.02      132,684,974    124,877,340
   Small & Mid Cap Value Portfolio
      (Class 3)                      16,191,375             19.16      310,250,429    261,683,511
   Small Company Value Portfolio
      (Class 3)                       3,180,470             17.58       55,918,919     56,312,474
   Technology Portfolio (Class 3)     5,571,354              3.20       17,836,316     14,760,846
   Telecom Utility Portfolio
      (Class 3)                         362,115             12.52        4,535,428      4,246,905
   Worldwide High Income Portfolio
      (Class 3)                         377,257              7.98        3,009,610      2,906,581

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                24,829,086   $         14.67   $  364,242,694   $303,732,343
   Growth and Income Portfolio       24,661,010             21.98      542,048,993    453,009,126
   Strategic Growth Portfolio           877,789             33.08       29,037,248     21,645,305

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                 244,456   $         22.06   $    5,392,689   $  5,067,226
   Equity Income Account I
      (Class 1)                       3,269,643             19.90       65,065,896     53,013,437
   Growth Account (Class 1)             110,295             17.27        1,904,792      1,309,129
   Income Account (Class 1)           1,638,884             10.20       16,716,621     17,301,575
   LargeCap Blend Account
      (Class 1)                         696,935             13.07        9,108,938      6,956,041
   MidCap Stock Account (Class 1)       434,146             16.95        7,358,768      6,616,051
   Money Market Account (Class 1)     4,403,818              1.00        4,403,818      4,403,818
   Mortgage Securities Account
      (Class 1)                         937,128             10.19        9,549,335      9,996,456
   Real Estate Securities Account
      (Class 1)                          71,919             21.59        1,552,726      2,022,735
   SAM Balanced Portfolio
      (Class 1)                       9,739,025             19.23      187,281,449    142,094,373
   SAM Conservative Balanced
      Portfolio (Class 1)             1,327,959             13.02       17,290,023     14,744,558
   SAM Conservative Growth
      Portfolio (Class 1)             3,819,699             21.41       81,779,763     55,766,755
   SAM Flexible Income Portfolio
      (Class 1)                       2,199,192             14.22       31,272,504     29,110,237
   SAM Strategic Growth Portfolio
      (Class 1)                       1,018,796             24.29       24,746,565     16,727,963
   Short-Term Income Account
      (Class 1)                       1,380,848              2.48        3,424,502      3,547,117
   SmallCap Growth Account
      (Class 1)                         155,547             11.98        1,863,458      1,389,394
   SmallCap Value Account
      (Class 1)                          19,737             17.04          336,313        393,495
   West Coast Equity Account
      (Class 1)                       1,292,897             25.44       32,891,301     25,262,115
   Diversified International
      Account (Class 2)                 258,137             22.11        5,707,402      5,436,470
   Equity Income Account I
      (Class 2)                       2,930,700             19.76       57,910,639     49,318,520
   Growth Account (Class 2)              63,113             17.27        1,089,969        765,600
   Income Account (Class 2)           1,259,260             10.14       12,768,901     13,386,062
   LargeCap Blend Account
      (Class 2)                         261,894             13.08        3,425,571      2,774,529
   MidCap Stock Account (Class 2)       202,407             16.83        3,406,507      3,160,972
   Money Market Account (Class 2)     4,379,102              1.00        4,379,102      4,379,102
   Mortgage Securities Account
      (Class 2)                         334,272             10.19        3,406,230      3,554,813
   Real Estate Securities Account
      (Class 2)                          79,574             21.61        1,719,586      2,284,026
   SAM Balanced Portfolio
      (Class 2)                       7,974,525             19.11      152,393,166    120,887,476
   SAM Conservative Balanced
      Portfolio (Class 2)             1,558,960             12.92       20,141,758     18,044,320
   SAM Conservative Growth
      Portfolio (Class 2)             3,411,994             21.27       72,573,104     55,008,554
   SAM Flexible Income Portfolio
      (Class 2)                       3,297,251             14.13       46,590,162     44,337,391
   SAM Strategic Growth Portfolio
      (Class 2)                       1,321,741             24.16       31,933,256     24,567,877
   Short-Term Income Account
      (Class 2)                       1,092,263              2.47        2,697,889      2,790,511
   SmallCap Growth Account
      (Class 2)                          74,097             11.96          886,200        713,502
   SmallCap Value Account
      (Class 2)                          15,148             17.04          258,129        305,092
   West Coast Equity Account
      (Class 2)                         519,433             25.30       13,141,657     10,258,987

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                    94,855   $         15.30   $    1,451,277   $  1,412,934
   Columbia Large Cap Value Fund,
      Variable Series                   429,875             19.49        8,378,257      7,160,306
   Columbia Small Company Growth
      Fund, Variable Series             296,523             14.87        4,409,301      3,358,250

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)       2,628,709   $         11.18     $ 29,388,966   $ 27,778,874
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                3,862,572             22.81       88,105,260     63,424,544
   Columbia Marsico Growth Fund,
      Variable Series (Class A)         354,186             22.06        7,813,342      5,343,847
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                         174,635             14.48        2,528,721      1,668,495
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)         277,665              8.55        2,374,032      2,014,943
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                  373,312             24.96        9,317,867      5,770,807

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)    8,304,163   $         19.35   $  160,685,551   $123,480,893
   Global Growth Fund (Class 2)      24,114,030             25.28      609,602,670    446,839,776
   Growth Fund (Class 2)             12,873,928             69.30      892,163,183    671,046,853
   Growth-Income Fund (Class 2)      18,839,353             45.18      851,161,964    667,363,252
   Asset Allocation Fund (Class 3)    3,901,015             19.47       75,952,756     66,487,745
   Cash Management Fund (Class 3)     1,556,684             11.66       18,150,933     18,132,014
   Growth Fund (Class 3)              6,530,512             69.82      455,960,349    395,787,831
   Growth-Income Fund (Class 3)       9,817,207             45.46      446,290,221    401,148,033
   High-Income Bond Fund (Class 3)    2,444,016             12.56       30,696,841     34,172,772
   International Fund (Class 3)       5,095,474             24.71      125,909,165     94,030,060
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)       2,478,467             11.80       29,245,914     31,452,587

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio        8,786,257   $         31.50   $  276,767,080   $228,219,430
   Mid Cap Value Portfolio            3,908,116             23.33       91,176,336     71,630,004

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                         459,112   $         11.05   $    5,073,193   $  5,130,229
   BB&T Large Cap Growth VIF
      Portfolio                               0                --                0              0
   BB&T Large Cap VIF Portfolio         249,519             15.33        3,825,133      4,033,119
   BB&T Mid Cap Growth VIF
      Portfolio                         233,059             17.47        4,071,541      3,699,376
   BB&T Special Opportunities
      Equity VIF Portfolio              530,195             16.21        8,594,459      8,139,553
   BB&T Total Return Bond VIF
      Portfolio                         770,368              9.82        7,565,017      7,527,065

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II              18   $         12.36   $          218   $        198
   MTB Large Cap Value Fund II               16             12.62              204            200
   MTB Managed Allocation Fund -
      Aggressive Growth II                   16             13.07              215            198
   MTB Managed Allocation Fund -
      Conservative Growth II                 19             10.85              209            202
   MTB Managed Allocation Fund -
      Moderate Growth II                     18             11.57              212            199

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                   Capital    Government and
                                             Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                                Portfolio         Portfolio     Portfolio     Growth Portfolio      Portfolio
                                                (Class 1)         (Class 1)     (Class 1)         (Class 1)         (Class 1)
                                             ----------------  -------------  --------------  ----------------  -----------------
Investment income:
   Dividends                                   $  7,114,751    $   2,214,527   $  9,154,140     $  1,848,803      $   2,204,949
                                               ------------    -------------   ------------     ------------      -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,021,482)      (7,506,049)    (2,836,971)      (3,164,366)        (2,184,262)
                                               ------------    -------------   ------------     ------------      -------------
Net investment income (loss)                      4,093,269       (5,291,522)     6,317,169       (1,315,563)            20,687
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     48,830,673      139,079,841     47,718,368       66,669,907         35,382,006
   Cost of shares sold                          (40,603,559)    (118,645,012)   (47,748,460)     (62,910,008)       (16,877,641)
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses) from securities
   transactions                                   8,227,114       20,434,829        (30,092)       3,759,899         18,504,365
Realized gain distributions                       8,772,276       72,465,587              0       28,098,609          9,683,121
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses)                      16,999,390       92,900,416        (30,092)      31,858,508         28,187,486
                                               ------------    -------------   ------------     ------------      -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           39,827,387       56,206,239     (2,511,972)      (1,261,333)        89,466,512
   End of period                                 38,957,612      107,209,984     (3,579,248)       1,314,673        115,196,308
                                               ------------    -------------   ------------     ------------      -------------
Change in net unrealized appreciation
   (depreciation) of investments                   (869,775)      51,003,745     (1,067,276)       2,576,006         25,729,796
                                               ------------    -------------   ------------     ------------      -------------
Increase (decrease) in net assets from
   operations                                  $ 20,222,884    $ 138,612,639   $  5,219,801     $ 33,118,951      $  53,937,969
                                               ============    =============   ============     ============      =============

                                                                  Capital    Government and
                                             Asset Allocation  Appreciation   Quality Bond
                                                 Portfolio      Portfolio       Portfolio    Growth Portfolio
                                                 (Class 2)      (Class 2)       (Class 2)        (Class 2)
                                             ----------------  ------------  --------------  ----------------
Investment income:
   Dividends                                    $   494,987    $    288,602   $  4,127,107     $    414,213
                                                -----------    ------------   ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (217,710)     (1,488,531)    (1,331,739)        (878,681)
                                                -----------    ------------   ------------     ------------
Net investment income (loss)                        277,277      (1,199,929)     2,795,368         (464,468)
                                                -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,328,863      20,772,994     15,584,166       13,070,464
   Cost of shares sold                           (1,870,723)    (13,244,478)   (15,982,395)     (10,053,471)
                                                -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions                                     458,140       7,528,516       (398,229)       3,016,993
Realized gain distributions                         640,960      14,614,263              0        7,797,916
                                                -----------    ------------   ------------     ------------
Net realized gains (losses)                       1,099,100      22,142,779       (398,229)      10,814,909
                                                -----------    ------------   ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            2,806,320      39,306,534     (4,144,174)      14,000,343
   End of period                                  2,789,923      45,343,775     (4,274,407)      12,564,481
                                                -----------    ------------   ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                    (16,397)      6,037,241       (130,233)      (1,435,862)
                                                -----------    ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                   $ 1,359,980    $ 26,980,091   $  2,266,906     $  8,914,579
                                                ===========    ============   ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                     Capital    Government and
                                             Natural Resources  Asset Allocation  Appreciation   Quality Bond
                                                 Portfolio          Portfolio      Portfolio      Portfolio     Growth Portfolio
                                                 (Class 2)          (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                             -----------------  ----------------  ------------  --------------  ----------------
Investment income:
   Dividends                                     $   417,764       $   831,699    $    719,459   $ 18,122,385     $  1,024,220
                                                 -----------       -----------    ------------   ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (473,903)         (377,820)     (5,389,836)    (5,316,653)      (2,417,559)
                                                 -----------       -----------    ------------   ------------     ------------
Net investment income (loss)                         (56,139)          453,879      (4,670,377)    12,805,732       (1,393,339)
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      10,431,155         3,081,848      31,408,853     19,307,448       15,779,943
   Cost of shares sold                            (5,860,192)       (2,705,040)    (23,165,459)   (19,599,293)     (13,490,281)
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions                                    4,570,963           376,808       8,243,394       (291,845)       2,289,662
   Realized gain distributions                     2,046,511         1,111,925      55,667,584              0       22,778,681
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses)                        6,617,474         1,488,733      63,910,978       (291,845)      25,068,343
                                                 -----------       -----------    ------------   ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            15,105,797         2,547,444      79,163,078     (9,296,392)      19,228,053
   End of period                                  19,891,638         2,822,745     117,421,790    (12,648,854)      19,282,429
                                                 -----------       -----------    ------------   ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                   4,785,841           275,301      38,258,712     (3,352,462)          54,376
                                                 -----------       -----------    ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                    $11,347,176       $ 2,217,913    $ 97,499,313   $  9,161,425     $ 23,729,380
                                                 ===========       ===========    ============   ============     ============

                                                Natural
                                               Resources   Aggressive Growth  Alliance Growth     Balanced
                                               Portfolio       Portfolio         Portfolio       Portfolio
                                               (Class 3)       (Class 1)         (Class 1)       (Class 1)
                                             ------------  -----------------  ---------------  ------------
Investment income:
   Dividends                                 $  1,554,389     $          0     $           0   $          0
                                             ------------     ------------     -------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,700,739)      (1,144,312)       (5,327,969)    (1,251,653)
                                             ------------     ------------     -------------   ------------
Net investment income (loss)                     (146,350)      (1,144,312)       (5,327,969)    (1,251,653)
                                             ------------     ------------     -------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   16,839,950       31,944,564       128,519,322     24,607,065
   Cost of shares sold                        (11,905,492)     (28,525,748)     (145,263,163)   (26,420,565)
                                             ------------     ------------     -------------   ------------
Net realized gains (losses) from securities
   transactions                                 4,934,458        3,418,816       (16,743,841)    (1,813,500)
   Realized gain distributions                  8,210,288                0                 0              0
                                             ------------     ------------     -------------   ------------
Net realized gains (losses)                    13,144,746        3,418,816       (16,743,841)    (1,813,500)
                                             ------------     ------------     -------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         25,467,708        4,125,812       (89,913,326)   (12,938,481)
   End of period                               53,244,074       10,009,367       (13,888,480)    (3,814,864)
                                             ------------     ------------     -------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments               27,776,366        5,883,555        76,024,846      9,123,617
                                             ------------     ------------     -------------   ------------
Increase (decrease) in net assets from
   operations                                $ 40,774,762     $  8,158,059     $  53,953,036   $  6,058,464
                                             ============     ============     =============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                             Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 1)         (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                             ----------------  --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                                    $         0     $         0     $           0    $          0    $           0
                                                -----------     -----------     -------------    ------------    -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (192,798)       (162,541)       (1,827,857)     (1,750,233)     (14,950,350)
                                                -----------     -----------     -------------    ------------    -------------
Net investment income (loss)                       (192,798)       (162,541)       (1,827,857)     (1,750,233)     (14,950,350)
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      4,415,518       3,462,710       154,955,193      19,076,459      245,435,400
   Cost of shares sold                           (3,911,336)     (2,726,950)     (150,636,714)    (18,254,635)    (161,296,818)
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses) from securities
   transactions                                     504,182         735,760         4,318,479         821,824       84,138,582
Realized gain distributions                               0               0                 0               0                0
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses)                         504,182         735,760         4,318,479         821,824       84,138,582
                                                -----------     -----------     -------------    ------------    -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            1,177,785       2,448,793         1,503,913       4,234,601      439,047,104
   End of period                                  2,941,907       3,895,071         2,801,427       8,251,498      452,912,724
                                                -----------     -----------     -------------    ------------    -------------
Change in net unrealized appreciation
   (depreciation) of investments                  1,764,122       1,446,278         1,297,514       4,016,897       13,865,620
                                                -----------     -----------     -------------    ------------    -------------
Increase (decrease) in net assets from
   operations                                   $ 2,075,506     $ 2,019,497     $   3,788,136    $  3,088,488    $  83,053,852
                                                ===========     ===========     =============    ============    =============

                                                                                     Equity
                                              "Dogs" of Wall   Emerging Markets  Opportunities    Fundamental
                                             Street Portfolio     Portfolio        Portfolio    Growth Portfolio
                                                 (Class 1)        (Class 1)        (Class 1)       (Class 1)
                                             ----------------  ----------------  -------------  ----------------
Investment income:
   Dividends                                   $          0      $          0    $          0     $          0
                                               ------------      ------------    ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (547,861)       (1,497,620)     (1,116,245)      (1,299,323)
                                               ------------      ------------    ------------     ------------
Net investment income (loss)                       (547,861)       (1,497,620)     (1,116,245)      (1,299,323)
                                               ------------      ------------    ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     14,665,556        29,778,352      23,670,713       28,020,108
   Cost of shares sold                          (11,776,414)      (16,838,314)    (18,539,432)     (32,956,614)
                                               ------------      ------------    ------------     ------------
Net realized gains (losses) from securities
   transactions                                   2,889,142        12,940,038       5,131,281       (4,936,506)
Realized gain distributions                               0                 0               0                0
                                               ------------      ------------    ------------     ------------
Net realized gains (losses)                       2,889,142        12,940,038       5,131,281       (4,936,506)
                                               ------------      ------------    ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            9,868,115        48,841,908      22,458,586      (25,981,736)
   End of period                                  8,156,373        75,932,605      22,587,974       (8,175,741)
                                               ------------      ------------    ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (1,711,742)       27,090,697         129,388       17,805,995
                                               ------------      ------------    ------------     ------------
Increase (decrease) in net assets from
   operations                                  $    629,539      $ 38,533,115    $  4,144,424     $ 11,570,166
                                               ============      ============    ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                               Growth
                                              Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                               Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                             ------------  ---------------  -------------  -------------  ---------------
Investment income:
   Dividends                                 $          0   $          0     $         0   $          0    $          0
                                             ------------   ------------     -----------   ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (731,847)    (1,964,871)       (231,852)    (4,756,316)     (1,869,768)
                                             ------------   ------------     -----------   ------------    ------------
Net investment income (loss)                     (731,847)    (1,964,871)       (231,852)    (4,756,316)     (1,869,768)
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   11,724,179     31,976,513       7,570,205    105,659,368      70,044,732
   Cost of shares sold                        (11,889,075)   (23,430,115)     (6,492,207)   (87,974,020)    (65,212,789)
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses) from securities
   transactions                                  (164,896)     8,546,398       1,077,998     17,685,348       4,831,943
Realized gain distributions                             0              0               0              0               0
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses)                      (164,896)     8,546,398       1,077,998     17,685,348       4,831,943
                                             ------------   ------------     -----------   ------------    ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         (1,771,186)    38,475,420       1,721,578     61,285,687      10,699,345
   End of period                                2,248,027     53,183,215       4,289,313     88,550,211       9,149,255
                                             ------------   ------------     -----------   ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                4,019,213     14,707,795       2,567,735     27,264,524      (1,550,090)
                                             ------------   ------------     -----------   ------------    ------------
Increase (decrease) in net assets from
   operations                                $  3,122,470   $ 21,289,322     $ 3,413,881   $ 40,193,556    $  1,412,085
                                             ============   ============     ===========   ============    ============

                                             International
                                              Diversified    International                     MFS Massachusetts
                                               Equities     Growth & Income   Marsico Focused   Investors Trust
                                               Portfolio       Portfolio     Growth Portfolio      Portfolio
                                               (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                             -------------  ---------------  ----------------  -----------------
Investment income:
   Dividends                                 $          0    $          0      $          0      $          0
                                             ------------    ------------      ------------      ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,677,645)     (2,610,428)         (626,178)       (1,537,339)
                                             ------------    ------------      ------------      ------------
Net investment income (loss)                   (1,677,645)     (2,610,428)         (626,178)       (1,537,339)
                                             ------------    ------------      ------------      ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   34,879,714      41,662,335        19,254,430        29,278,787
   Cost of shares sold                        (23,502,138)    (24,152,916)      (14,393,569)      (25,471,144)
                                             ------------    ------------      ------------      ------------
Net realized gains (losses) from securities
   transactions                                11,377,576      17,509,419         4,860,861         3,807,643
Realized gain distributions                             0               0                 0                 0
                                             ------------    ------------      ------------      ------------
Net realized gains (losses)                    11,377,576      17,509,419         4,860,861         3,807,643
                                             ------------    ------------      ------------      ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         41,123,150      89,717,001        13,351,440        12,924,298
   End of period                               52,104,260      98,783,240        15,201,528        23,776,908
                                             ------------    ------------      ------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments               10,981,110       9,066,239         1,850,088        10,852,610
                                             ------------    ------------      ------------      ------------
Increase (decrease) in net assets from
   operations                                $ 20,681,041    $ 23,965,230      $  6,084,771      $ 13,122,914
                                             ============    ============      ============      ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             MFS Total Return  Mid-Cap Growth   Real Estate   Technology  Telecom Utility
                                                Portfolio         Portfolio      Portfolio    Portfolio      Portfolio
                                                (Class 1)         (Class 1)      (Class 1)    (Class 1)      (Class 1)
                                             ----------------  --------------  ------------  -----------  ---------------
Investment income:
   Dividends                                   $          0     $          0   $          0  $         0   $          0
                                               ------------     ------------   ------------  -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (4,753,392)      (1,081,117)    (1,579,556)    (186,831)      (452,274)
                                               ------------     ------------   ------------  -----------   ------------
Net investment income (loss)                     (4,753,392)      (1,081,117)    (1,579,556)    (186,831)      (452,274)
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     66,374,098       27,649,907     46,514,358    4,071,759     12,573,128
   Cost of shares sold                          (54,903,998)     (30,030,250)   (28,552,341)  (4,139,998)   (10,634,769)
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions                                  11,470,100       (2,380,343)    17,962,017      (68,239)     1,938,359
Realized gain distributions                               0                0              0            0              0
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses)                      11,470,100       (2,380,343)    17,962,017      (68,239)     1,938,359
                                               ------------     ------------   ------------  -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           61,452,810      (16,658,157)    61,117,508     (697,862)     3,127,569
   End of period                                 73,571,086        1,033,713     36,916,946    2,781,890      6,962,487
                                               ------------     ------------   ------------  -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 12,118,276       17,691,870    (24,200,562)   3,479,752      3,834,918
                                               ------------     ------------   ------------  -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 18,834,984     $ 14,230,410   $ (7,818,101) $ 3,224,682   $  5,321,003
                                               ============     ============   ============  ===========   ============

                                              Worldwide High   Aggressive Growth  Alliance Growth    Balanced
                                             Income Portfolio      Portfolio         Portfolio      Portfolio
                                                 (Class 1)         (Class 2)         (Class 2)      (Class 2)
                                             ----------------  -----------------  ---------------  -----------
Investment income:
   Dividends                                   $          0       $         0      $          0    $         0
                                               ------------       -----------      ------------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (563,348)         (159,182)         (717,150)      (204,199)
                                               ------------       -----------      ------------    -----------
Net investment income (loss)                       (563,348)         (159,182)         (717,150)      (204,199)
                                               ------------       -----------      ------------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     10,226,719         3,650,742        12,632,869      3,069,881
   Cost of shares sold                          (10,853,564)       (2,571,588)       (9,573,658)    (2,600,296)
                                               ------------       -----------      ------------    -----------
Net realized gains (losses) from securities
   transactions                                    (626,845)        1,079,154         3,059,211        469,585
Realized gain distributions                               0                 0                 0              0
                                               ------------       -----------      ------------    -----------
Net realized gains (losses)                        (626,845)        1,079,154         3,059,211        469,585
                                               ------------       -----------      ------------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (4,428,352)        3,318,228        13,734,994      2,257,734
   End of period                                 (1,594,400)        3,353,114        18,487,133      2,905,737
                                               ------------       -----------      ------------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  2,833,952            34,886         4,752,139        648,003
                                               ------------       -----------      ------------    -----------
Increase (decrease) in net assets from
   operations                                  $  1,643,759       $   954,858      $  7,094,200    $   913,389
                                               ============       ===========      ============    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                             Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 2)         (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                             ----------------  --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                                   $         0       $        0     $          0     $         0     $          0
                                               -----------       ----------     ------------     -----------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (112,788)         (66,280)        (656,125)       (582,627)      (2,354,908)
                                               -----------       ----------     ------------     -----------     ------------
Net investment income (loss)                      (112,788)         (66,280)        (656,125)       (582,627)      (2,354,908)
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,115,485        1,369,689       41,855,517       7,097,893       29,010,740
   Cost of shares sold                          (1,660,684)        (939,497)     (40,602,216)     (6,872,890)     (17,997,153)
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses) from securities
   transactions                                    454,801          430,192        1,253,301         225,003       11,013,587
Realized gain distributions                              0                0                0               0                0
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses)                        454,801          430,192        1,253,301         225,003       11,013,587
                                               -----------       ----------     ------------     -----------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,607,732        1,686,305          752,130         843,636       72,697,221
   End of period                                 2,444,477        2,129,365        1,416,047       2,152,346       76,504,473
                                               -----------       ----------     ------------     -----------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                   836,745          443,060          663,917       1,308,710        3,807,252
                                               -----------       ----------     ------------     -----------     ------------
Increase (decrease) in net assets from
   operations                                  $ 1,178,758       $  806,972     $  1,261,093     $   951,086     $ 12,465,931
                                               ===========       ==========     ============     ===========     ============

                                                                                     Equity
                                              "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value
                                             Street Portfolio     Portfolio        Portfolio      Portfolio
                                                 (Class 2)        (Class 2)        (Class 2)      (Class 2)
                                             ----------------  ----------------  -------------  -------------
Investment income:
   Dividends                                   $         0       $          0     $         0   $          0
                                               -----------       ------------     -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (196,853)          (309,485)       (202,750)      (909,050)
                                               -----------       ------------     -----------   ------------
Net investment income (loss)                      (196,853)          (309,485)       (202,750)      (909,050)
                                               -----------       ------------     -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,040,307          5,977,543       3,516,640     11,800,956
   Cost of shares sold                          (3,165,590)        (3,932,780)     (2,560,426)    (7,030,915)
                                               -----------       ------------     -----------   ------------
Net realized gains (losses) from securities
   transactions                                    874,717          2,044,763         956,214      4,770,041
Realized gain distributions                              0                  0               0              0
                                               -----------       ------------     -----------   ------------
Net realized gains (losses)                        874,717          2,044,763         956,214      4,770,041
                                               -----------       ------------     -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           3,640,181          6,979,626       4,771,317     28,343,128
   End of period                                 3,162,560         13,028,387       4,733,677     33,967,964
                                               -----------       ------------     -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (477,621)         6,048,761         (37,640)     5,624,836
                                               -----------       ------------     -----------   ------------
Increase (decrease) in net assets from
   operations                                  $   200,243       $  7,784,039     $   715,824   $  9,485,827
                                               ===========       ============     ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                 Growth
                                                Fundamental    Global Bond  Global Equities  Opportunities  Growth-Income
                                             Growth Portfolio   Portfolio      Portfolio       Portfolio      Portfolio
                                                 (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                             ----------------  -----------  ---------------  -------------  -------------
Investment income:
   Dividends                                   $         0     $         0    $         0     $         0    $         0
                                               -----------     -----------    -----------     -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (80,313)       (189,232)      (224,319)       (100,818)      (369,909)
                                               -----------     -----------    -----------     -----------    -----------
Net investment income (loss)                       (80,313)       (189,232)      (224,319)       (100,818)      (369,909)
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,478,769       2,593,961      3,645,561       2,349,057      7,455,035
   Cost of shares sold                          (1,171,883)     (2,689,979)    (2,376,522)     (1,847,420)    (5,321,480)
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions                                    306,886         (96,018)     1,269,039         501,637      2,133,555
Realized gain distributions                              0               0              0               0              0
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses)                        306,886         (96,018)     1,269,039         501,637      2,133,555
                                               -----------     -----------    -----------     -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,327,545        (770,541)     5,583,119       1,521,206      8,218,764
   End of period                                 1,779,281         315,234      6,898,130       2,540,393      9,425,420
                                               -----------     -----------    -----------     -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   451,736       1,085,775      1,315,011       1,019,187      1,206,656
                                               -----------     -----------    -----------     -----------    -----------
Increase (decrease) in net assets from
   operations                                  $   678,309     $   800,525    $ 2,359,731     $ 1,420,006    $ 2,970,302
                                               ===========     ===========    ===========     ===========    ===========

                                                                 International     International
                                             High-Yield Bond      Diversified     Growth & Income   Marsico Focused
                                                Portfolio     Equities Portfolio     Portfolio     Growth Portfolio
                                                (Class 2)          (Class 2)         (Class 2)         (Class 2)
                                             ---------------  ------------------  ---------------  ----------------
Investment income:
   Dividends                                   $         0       $         0        $         0      $         0
                                               -----------       -----------        -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (434,671)         (687,486)          (460,129)        (498,211)
                                               -----------       -----------        -----------      -----------
Net investment income (loss)                      (434,671)         (687,486)          (460,129)        (498,211)
                                               -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    11,017,535        10,218,057          7,723,263        7,711,641
   Cost of shares sold                          (9,986,198)       (6,113,400)        (4,427,921)      (5,549,112)
                                               -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions                                  1,031,337         4,104,657          3,295,342        2,162,529
Realized gain distributions                              0                 0                  0                0
                                               -----------       -----------        -----------      -----------
Net realized gains (losses)                      1,031,337         4,104,657          3,295,342        2,162,529
                                               -----------       -----------        -----------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           3,684,778        21,313,855         16,019,442       11,136,820
   End of period                                 3,310,456        26,167,272         17,265,120       14,271,856
                                               -----------       -----------        -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (374,322)        4,853,417          1,245,678        3,135,036
                                               -----------       -----------        -----------      -----------
Increase (decrease) in net assets from
   operations                                  $   222,344       $ 8,270,588        $ 4,080,891      $ 4,799,354
                                               ===========       ===========        ===========      ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             MFS Massachusetts
                                              Investors Trust   MFS Total Return  Mid-Cap Growth  Real Estate  Small & Mid Cap
                                                 Portfolio          Portfolio       Portfolio      Portfolio   Value Portfolio
                                                 (Class 2)          (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                             -----------------  ----------------  --------------  -----------  ---------------
Investment income:
   Dividends                                    $         0       $          0     $         0    $         0    $         0
                                                -----------       ------------     -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (292,267)        (1,530,761)       (492,930)      (414,706)      (598,366)
                                                -----------       ------------     -----------    -----------    -----------
Net investment income (loss)                       (292,267)        (1,530,761)       (492,930)      (414,706)      (598,366)
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      4,497,061         18,629,068       8,675,058     12,005,469      9,276,048
   Cost of shares sold                           (3,086,843)       (15,491,351)     (6,631,039)    (8,141,338)    (6,965,053)
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                   1,410,218          3,137,717       2,044,019      3,864,131      2,310,995
Realized gain distributions                               0                  0               0              0              0
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses)                       1,410,218          3,137,717       2,044,019      3,864,131      2,310,995
                                                -----------       ------------     -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            7,366,719         18,623,674       7,677,170     12,814,984     10,547,295
   End of period                                  8,674,771         22,779,098      12,478,510      7,304,298     12,170,018
                                                -----------       ------------     -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  1,308,052          4,155,424       4,801,340     (5,510,686)     1,622,723
                                                -----------       ------------     -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                   $ 2,426,003       $  5,762,380     $ 6,352,429    $(2,061,261)   $ 3,335,352
                                                ===========       ============     ===========    ===========    ===========


                                              Technology  Telecom Utility   Worldwide High   Aggressive Growth
                                              Portfolio      Portfolio     Income Portfolio      Portfolio
                                              (Class 2)      (Class 2)         (Class 2)         (Class 3)
                                             -----------  ---------------  ----------------  -----------------
Investment income:
   Dividends                                 $         0    $         0      $         0        $         0
                                             -----------    -----------      -----------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (84,047)       (63,844)         (83,143)          (227,101)
                                             -----------    -----------      -----------        -----------
Net investment income (loss)                     (84,047)       (63,844)         (83,143)          (227,101)
                                             -----------    -----------      -----------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,084,622      2,035,270        1,263,730          5,251,440
   Cost of shares sold                        (1,850,757)    (1,576,250)      (1,187,814)        (4,214,615)
                                             -----------    -----------      -----------        -----------
Net realized gains (losses) from securities
   transactions                                  233,865        459,020           75,916          1,036,825
Realized gain distributions                            0              0                0                  0
                                             -----------    -----------      -----------        -----------
Net realized gains (losses)                      233,865        459,020           75,916          1,036,825
                                             -----------    -----------      -----------        -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           493,030        911,014          299,763          2,435,444
   End of period                               1,743,924      1,213,440          533,648          2,793,768
                                             -----------    -----------      -----------        -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,250,894        302,426          233,885            358,324
                                             -----------    -----------      -----------        -----------
Increase (decrease) in net assets from
   operations                                $ 1,400,712    $   697,602      $   226,658        $ 1,168,048
                                             ===========    ===========      ===========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                               American Funds   American Funds  American Funds  American Funds
                                             Alliance Growth  Asset Allocation   Global Growth    Growth SAST    Growth-Income
                                                Portfolio      SAST Portfolio   SAST Portfolio     Portfolio    SAST Portfolio
                                                (Class 3)         (Class 3)        (Class 3)       (Class 3)      (Class 3)
                                             ---------------  ----------------  --------------  --------------  --------------
Investment income:
   Dividends                                  $          0       $   5,069        $        0      $    7,348      $   13,741
                                              ------------       ---------        ----------      ----------      ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (2,681,364)        (63,593)         (221,279)       (255,192)       (255,245)
                                              ------------       ---------        ----------      ----------      ----------
Net investment income (loss)                    (2,681,364)        (58,524)         (221,279)       (247,844)       (241,504)
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    13,943,532         120,009           441,344         618,331         284,542
   Cost of shares sold                         (11,399,771)       (111,983)         (399,971)       (573,333)       (269,742)
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses) from securities
   transactions                                  2,543,761           8,026            41,373          44,998          14,800
Realized gain distributions                              0              58                 0             879           1,014
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses)                      2,543,761           8,084            41,373          45,877          15,814
                                              ------------       ---------        ----------      ----------      ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          24,184,623           5,935            46,969          14,335          15,022
   End of period                                50,996,226         451,186         2,736,143       3,482,305       2,195,657
                                              ------------       ---------        ----------      ----------      ----------
Change in net unrealized appreciation
   (depreciation) of investments                26,811,603         445,251         2,689,174       3,467,970       2,180,635
                                              ------------       ---------        ----------      ----------      ----------
Increase (decrease) in net assets from
   operations                                 $ 26,674,000       $ 394,811        $2,509,268      $3,266,003      $1,954,945
                                              ============       =========        ==========      ==========      ==========


                                              Balanced    Blue Chip Growth  Capital Growth  Cash Management
                                              Portfolio      Portfolio         Portfolio       Portfolio
                                              (Class 3)      (Class 3)         (Class 3)       (Class 3)
                                             -----------  ----------------  --------------  ---------------
Investment income:
   Dividends                                 $         0    $         0      $         0     $           0
                                             -----------    -----------      -----------     -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (195,533)      (154,544)        (110,613)       (2,330,535)
                                             -----------    -----------      -----------     -------------
Net investment income (loss)                    (195,533)      (154,544)        (110,613)       (2,330,535)
                                             -----------    -----------      -----------     -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,230,725      2,436,043        1,579,953       111,028,428
   Cost of shares sold                        (1,958,068)    (2,035,663)      (1,342,028)     (107,771,360)
                                             -----------    -----------      -----------     -------------
Net realized gains (losses) from securities
   transactions                                  272,657        400,380          237,925         3,257,068
Realized gain distributions                            0              0                0                 0
                                             -----------    -----------      -----------     -------------
Net realized gains (losses)                      272,657        400,380          237,925         3,257,068
                                             -----------    -----------      -----------     -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,479,523      1,204,413          412,551         2,297,213
   End of period                               2,264,067      2,608,851        2,046,148         5,592,870
                                             -----------    -----------      -----------     -------------
Change in net unrealized appreciation
   (depreciation) of investments                 784,544      1,404,438        1,633,597         3,295,657
                                             -----------    -----------      -----------     -------------
Increase (decrease) in net assets from
   operations                                $   861,668    $ 1,650,274      $ 1,760,909     $   4,222,190
                                             ===========    ===========      ===========     =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                                      Equity
                                             Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets  Opportunities
                                               Portfolio     Value Portfolio  Street Portfolio      Portfolio       Portfolio
                                               (Class 3)        (Class 3)        (Class 3)          (Class 3)       (Class 3)
                                             --------------  ---------------  ----------------  ----------------  -------------
Investment income:
   Dividends                                  $         0     $          0      $         0        $         0     $         0
                                              -----------     ------------      -----------        -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (3,230,747)      (7,540,394)        (229,283)        (1,264,747)       (724,207)
                                              -----------     ------------      -----------        -----------     -----------
Net investment income (loss)                   (3,230,747)      (7,540,394)        (229,283)        (1,264,747)       (724,207)
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    8,801,741       21,963,823        4,546,148         10,605,001       7,153,755
   Cost of shares sold                         (8,690,939)     (16,878,019)      (3,904,207)        (8,066,592)     (5,877,099)
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses) from securities
   transactions                                   110,802        5,085,804          641,941          2,538,409       1,276,656
Realized gain distributions                             0                0                0                  0               0
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses)                       110,802        5,085,804          641,941          2,538,409       1,276,656
                                              -----------     ------------      -----------        -----------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (670,853)     115,924,826        2,307,680          9,423,594      10,269,795
   End of period                                7,489,834      155,874,630        2,052,051         40,577,686      12,272,293
                                              -----------     ------------      -----------        -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                8,160,687       39,949,804         (255,629)        31,154,092       2,002,498
                                              -----------     ------------      -----------        -----------     -----------
Increase (decrease) in net assets from
   operations                                 $ 5,040,742     $ 37,495,214      $   157,029        $32,427,754     $ 2,554,947
                                              ===========     ============      ===========        ===========     ===========


                                             Foreign Value     Fundamental    Global Bond  Global Equities
                                               Portfolio    Growth Portfolio   Portfolio      Portfolio
                                               (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -------------  ----------------  -----------  ---------------
Investment income:
   Dividends                                 $          0     $         0     $         0    $         0
                                             ------------     -----------     -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (5,078,953)       (162,949)       (642,672)      (375,019)
                                             ------------     -----------     -----------    -----------
Net investment income (loss)                   (5,078,953)       (162,949)       (642,672)      (375,019)
                                             ------------     -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   40,834,520       1,646,633       5,505,811      4,738,372
   Cost of shares sold                        (27,345,711)     (1,431,078)     (5,810,051)    (3,532,137)
                                             ------------     -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions                                13,488,809         215,555        (304,240)     1,206,235
Realized gain distributions                             0               0               0              0
                                             ------------     -----------     -----------    -----------
Net realized gains (losses)                    13,488,809         215,555        (304,240)     1,206,235
                                             ------------     -----------     -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        115,464,654         588,793      (3,038,471)     6,124,651
   End of period                              157,741,694       2,634,329         978,177      9,062,398
                                             ------------     -----------     -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments               42,277,040       2,045,536       4,016,648      2,937,747
                                             ------------     -----------     -----------    -----------
Increase (decrease) in net assets from
   operations                                $ 50,686,896     $ 2,098,142     $ 3,069,736    $ 3,768,963
                                             ============     ===========     ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                            International
                                                Growth                                       Diversified    International
                                             Opportunities  Growth-Income  High-Yield Bond    Equities     Growth & Income
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                               (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                             -------------  -------------  ---------------  -------------  ---------------
Investment income:
   Dividends                                  $         0    $         0    $          0    $          0     $         0
                                              -----------    -----------    ------------    ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (460,955)      (269,082)     (1,033,952)     (3,358,011)     (1,902,632)
                                              -----------    -----------    ------------    ------------     -----------
Net investment income (loss)                     (460,955)      (269,082)     (1,033,952)     (3,358,011)     (1,902,632)
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    3,150,107      3,833,098      24,955,908      17,966,604       8,083,102
   Cost of shares sold                         (2,731,726)    (3,021,903)    (23,860,062)    (12,288,628)     (6,033,607)
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses) from securities
   transactions                                   418,381        811,195       1,095,846       5,677,976       2,049,495
Realized gain distributions                             0              0               0               0               0
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses)                       418,381        811,195       1,095,846       5,677,976       2,049,495
                                              -----------    -----------    ------------    ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          1,723,844      3,642,700       3,143,584      68,983,755      25,685,285
   End of period                                8,421,268      5,249,052       3,465,892     106,581,186      41,549,367
                                              -----------    -----------    ------------    ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                6,697,424      1,606,352         322,308      37,597,431      15,864,082
                                              -----------    -----------    ------------    ------------     -----------
Increase (decrease) in net assets from
   operations                                 $ 6,654,850    $ 2,148,465    $    384,202    $ 39,917,396     $16,010,945
                                              ===========    ===========    ============    ============     ===========


                                                               MFS Massachusetts
                                              Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth
                                             Growth Portfolio      Portfolio          Portfolio       Portfolio
                                                 (Class 3)         (Class 3)          (Class 3)       (Class 3)
                                             ----------------  -----------------  ----------------  --------------
Investment income:
   Dividends                                   $         0        $         0       $          0     $          0
                                               -----------        -----------       ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (463,171)          (642,584)        (3,676,943)        (967,934)
                                               -----------        -----------       ------------     ------------
Net investment income (loss)                      (463,171)          (642,584)        (3,676,943)        (967,934)
                                               -----------        -----------       ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,519,562          6,830,684         17,024,727       11,119,793
   Cost of shares sold                          (4,528,527)        (5,060,806)       (15,401,789)      (8,989,680)
                                               -----------        -----------       ------------     ------------
Net realized gains (losses) from securities
   transactions                                    991,035          1,769,878          1,622,938        2,130,113
Realized gain distributions                              0                  0                  0                0
                                               -----------        -----------       ------------     ------------
Net realized gains (losses)                        991,035          1,769,878          1,622,938        2,130,113
                                               -----------        -----------       ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           5,768,580         12,134,902         18,360,455       10,385,848
   End of period                                 9,909,134         16,211,783         32,920,386       21,543,032
                                               -----------        -----------       ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                 4,140,554          4,076,881         14,559,931       11,157,184
                                               -----------        -----------       ------------     ------------
Increase (decrease) in net assets from
   operations                                  $ 4,668,418        $ 5,204,175       $ 12,505,926     $ 12,319,363
                                               ===========        ===========       ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Real Estate  Small & Mid Cap   Small Company    Technology  Telecom Utility
                                               Portfolio   Value Portfolio  Value Portfolio   Portfolio      Portfolio
                                               (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                             ------------  ---------------  ---------------  -----------  ---------------
Investment income:
   Dividends                                 $          0   $          0      $         0    $         0     $       0
                                             ------------   ------------      -----------    -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,506,287)    (3,428,842)        (465,374)      (159,191)      (30,230)
                                             ------------   ------------      -----------    -----------     ---------
Net investment income (loss)                   (1,506,287)    (3,428,842)        (465,374)      (159,191)      (30,230)
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   14,688,274     22,774,619        1,705,930      3,172,708       987,086
   Cost of shares sold                        (12,691,111)   (18,483,529)      (1,615,708)    (2,884,702)     (845,092)
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses) from securities
   transactions                                 1,997,163      4,291,090           90,222        288,006       141,994
Realized gain distributions                             0              0                0              0             0
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses)                     1,997,163      4,291,090           90,222        288,006       141,994
                                             ------------   ------------      -----------    -----------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         17,067,666     33,355,986          255,252        507,171       102,486
   End of period                                7,807,634     48,566,918         (393,555)     3,075,470       288,523
                                             ------------   ------------      -----------    -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments               (9,260,032)    15,210,932         (648,807)     2,568,299       186,037
                                             ------------   ------------      -----------    -----------     ---------
Increase (decrease) in net assets from
   operations                                $ (8,769,156)  $ 16,073,180      $(1,023,959)   $ 2,697,114     $ 297,801
                                             ============   ============      ===========    ===========     =========

                                              Worldwide High                          Growth and     Strategic Growth
                                             Income Portfolio  Comstock Portfolio  Income Portfolio     Portfolio
                                                 (Class 3)         (Class II)         (Class II)        (Class II)
                                             ----------------  ------------------  ----------------  ----------------
Investment income:
   Dividends                                    $       0         $  5,953,468       $  6,898,201      $         0
                                                ---------         ------------       ------------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (25,641)          (4,433,680)        (6,079,933)        (327,007)
                                                ---------         ------------       ------------      -----------
Net investment income (loss)                      (25,641)           1,519,788            818,268         (327,007)
                                                ---------         ------------       ------------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      460,915           49,240,384         45,067,907        5,150,454
   Cost of shares sold                           (458,620)         (39,763,024)       (35,572,974)      (4,142,808)
                                                ---------         ------------       ------------      -----------
Net realized gains (losses) from securities
   transactions                                     2,295            9,477,360          9,494,933        1,007,646
Realized gain distributions                             0            8,262,305         18,577,931                0
                                                ---------         ------------       ------------      -----------
Net realized gains (losses)                         2,295           17,739,665         28,072,864        1,007,646
                                                ---------         ------------       ------------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             14,487           69,843,114         95,785,356        4,294,500
   End of period                                  103,029           60,510,351         89,039,867        7,391,943
                                                ---------         ------------       ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                   88,542           (9,332,763)        (6,745,489)       3,097,443
                                                ---------         ------------       ------------      -----------
Increase (decrease) in net assets from
   operations                                   $  65,196         $  9,926,690       $ 22,145,643      $ 3,778,082
                                                =========         ============       ============      ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Diversified
                                             International  Equity Income                                  LargeCap Blend
                                                Account       Account I    Growth Account  Income Account      Account
                                               (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                             -------------  -------------  --------------  --------------  --------------
Investment income:
   Dividends                                   $ 105,130     $   632,557      $  5,611      $ 1,039,537      $  176,022
                                               ---------     -----------      --------      -----------      ----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (44,434)       (698,449)      (18,689)        (179,023)       (102,897)
                                               ---------     -----------      --------      -----------      ----------
Net investment income (loss)                      60,696         (65,892)      (13,078)         860,514          73,125
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     342,644       5,065,307       111,400        1,666,104       1,154,484
   Cost of shares sold                          (333,028)     (3,961,121)      (81,911)      (1,716,531)       (881,189)
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses) from securities
   transactions                                    9,616       1,104,186        29,489          (50,427)        273,295
Realized gain distributions                      867,414       2,941,693             0           24,290         316,894
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses)                      877,030       4,045,879        29,489          (26,137)        590,189
                                               ---------     -----------      --------      -----------      ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           578,745      11,601,300       330,674          (98,906)      2,113,614
   End of period                                 325,463      12,052,459       595,663         (584,954)      2,152,897
                                               ---------     -----------      --------      -----------      ----------
Change in net unrealized appreciation
   (depreciation) of investments                (253,282)        451,159       264,989         (486,048)         39,283
                                               ---------     -----------      --------      -----------      ----------
Increase (decrease) in net assets from
   operations                                  $ 684,444     $ 4,431,146      $281,400      $   348,329      $  702,597
                                               =========     ===========      ========      ===========      ==========

                                                                           Mortgage
                                             MidCap Stock  Money Market   Securities      Real Estate
                                                Account       Account      Account    Securities Account
                                               (Class 1)     (Class 1)    (Class 1)        (Class 1)
                                             ------------  ------------  -----------  -------------------
Investment income:
   Dividends                                  $   70,033   $   158,691   $   570,790       $  66,322
                                              ----------   -----------   -----------       ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (84,709)      (47,146)     (115,982)        (20,852)
                                              ----------   -----------   -----------       ---------
Net investment income (loss)                     (14,676)      111,545       454,808          45,470
                                              ----------   -----------   -----------       ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     929,646     2,654,560     2,450,605         485,455
   Cost of shares sold                          (761,618)   (2,654,560)   (2,559,730)       (711,758)
                                              ----------   -----------   -----------       ---------
Net realized gains (losses) from securities
   transactions                                  168,028             0      (109,125)       (226,303)
Realized gain distributions                      497,053             0             0         807,414
                                              ----------   -----------   -----------       ---------
Net realized gains (losses)                      665,081             0      (109,125)        581,111
                                              ----------   -----------   -----------       ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,280,208             0      (343,382)        339,407
   End of period                                 742,717             0      (447,121)       (470,009)
                                              ----------   -----------   -----------       ---------
Change in net unrealized appreciation
   (depreciation) of investments                (537,491)            0      (103,739)       (809,416)
                                              ----------   -----------   -----------       ---------
Increase (decrease) in net assets from
   operations                                 $  112,914   $   111,545   $   241,944       $(182,835)
                                              ==========   ===========   ===========       =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                            SAM Conservative
                                              SAM Balanced      Balanced      SAM Conservative    SAM Flexible     SAM Strategic
                                               Portfolio        Portfolio     Growth Portfolio  Income Portfolio  Growth Portfolio
                                               (Class 1)        (Class 1)         (Class 1)         (Class 1)        (Class 1)
                                             -------------  ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                 $  4,736,547      $   597,920      $ 1,365,794       $ 1,479,622       $   296,052
                                             ------------      -----------      -----------       -----------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (2,071,446)        (190,769)        (917,180)         (351,976)         (273,875)
                                             ------------      -----------      -----------       -----------       -----------
Net investment income (loss)                    2,665,101          407,151          448,614         1,127,646            22,177
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   17,757,255        1,966,281        7,926,719         3,958,033         2,820,610
   Cost of shares sold                        (13,768,998)      (1,683,358)      (5,554,596)       (3,634,591)       (1,965,388)
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses) from securities
   transactions                                 3,988,257          282,923        2,372,123           323,442           855,222
Realized gain distributions                             0          223,172                0           472,829                 0
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses)                     3,988,257          506,095        2,372,123           796,271           855,222
                                             ------------      -----------      -----------       -----------       -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         38,028,525        2,439,139       21,676,576         2,868,666         6,561,001
   End of period                               45,187,076        2,545,465       26,013,008         2,162,267         8,018,602
                                             ------------      -----------      -----------       -----------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                7,158,551          106,326        4,336,432          (706,399)        1,457,601
                                             ------------      -----------      -----------       -----------       -----------
Increase (decrease) in net assets from
   operations                                $ 13,811,909      $ 1,019,572      $ 7,157,169       $ 1,217,518       $ 2,335,000
                                             ============      ===========      ===========       ===========       ===========


                                               Short-Term    SmallCap Growth   SmallCap Value  West Coast Equity
                                             Income Account      Account           Account          Account
                                                (Class 1)       (Class 1)         (Class 1)        (Class 1)
                                             --------------  ---------------  ---------------  -----------------
Investment income:
   Dividends                                   $ 174,169        $       0        $  5,309         $   230,288
                                               ---------        ---------        --------         -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (39,724)         (20,545)         (3,156)           (347,370)
                                               ---------        ---------        --------         -----------
Net investment income (loss)                     134,445          (20,545)          2,153            (117,082)
                                               ---------        ---------        --------         -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     328,625          301,177          10,738           2,658,002
   Cost of shares sold                          (342,327)        (235,360)        (11,374)         (2,024,682)
                                               ---------        ---------        --------         -----------
Net realized gains (losses) from securities
   transactions                                  (13,702)          65,817            (636)            633,320
Realized gain distributions                            0                0          51,494           1,067,075
                                               ---------        ---------        --------         -----------
Net realized gains (losses)                      (13,702)          65,817          50,858           1,700,395
                                               ---------        ---------        --------         -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (86,408)         352,806           7,040           6,476,070
   End of period                                (122,615)         474,064         (57,182)          7,629,186
                                               ---------        ---------        --------         -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (36,207)         121,258         (64,222)          1,153,116
                                               ---------        ---------        --------         -----------
Increase (decrease) in net assets from
   operations                                  $  84,536        $ 166,530        $(11,211)        $ 2,736,429
                                               =========        =========        ========         ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Diversified
                                             International  Equity Income                                  LargeCap Blend
                                                Account       Account I    Growth Account  Income Account     Account
                                               (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                             -------------  -------------  --------------  --------------  --------------
Investment income:
   Dividends                                  $   113,824    $   403,288      $      0      $   877,468      $  48,962
                                              -----------    -----------      --------      -----------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (57,569)      (658,084)      (11,589)        (174,691)       (41,010)
                                              -----------    -----------      --------      -----------      ---------
Net investment income (loss)                       56,255       (254,796)      (11,589)         702,777          7,952
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    1,074,510      6,556,805       120,287        4,078,581        578,874
   Cost of shares sold                         (1,108,293)    (5,377,255)      (92,142)      (4,214,955)      (463,707)
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses) from securities
   transactions                                   (33,783)     1,179,550        28,145         (136,374)       115,167
Realized gain distributions                     1,094,142      2,563,544             0           21,342        115,875
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses)                     1,060,359      3,743,094        28,145         (115,032)       231,042
                                              -----------    -----------      --------      -----------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            625,840      8,472,184       183,875         (303,152)       631,498
   End of period                                  270,932      8,592,119       324,369         (617,161)       651,042
                                              -----------    -----------      --------      -----------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (354,908)       119,935       140,494         (314,009)        19,544
                                              -----------    -----------      --------      -----------      ---------
Increase (decrease) in net assets from
   operations                                 $   761,706    $ 3,608,233      $157,050      $   273,736      $ 258,538
                                              ===========    ===========      ========      ===========      =========

                                                                           Mortgage
                                             MidCap Stock  Money Market   Securities      Real Estate
                                                Account      Account       Account    Securities Account
                                               (Class 2)    (Class 2)     (Class 2)        (Class 2)
                                             ------------  ------------  -----------  ------------------
Investment income:
   Dividends                                  $  24,974    $   117,569   $   231,680      $  65,707
                                              ---------    -----------   -----------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (46,071)       (41,623)      (53,348)       (25,116)
                                              ---------    -----------   -----------      ---------
Net investment income (loss)                    (21,097)        75,946       178,332         40,591
                                              ---------    -----------   -----------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    849,808      6,219,589     1,900,563        555,441
   Cost of shares sold                         (727,528)    (6,219,589)   (1,989,506)      (825,000)
                                              ---------    -----------   -----------      ---------
Net realized gains (losses) from securities
   transactions                                 122,280              0       (88,943)      (269,559)
Realized gain distributions                     249,782              0             0        912,628
                                              ---------    -----------   -----------      ---------
Net realized gains (losses)                     372,062              0       (88,943)       643,069
                                              ---------    -----------   -----------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          539,214              0      (143,415)       320,947
   End of period                                245,535              0      (148,583)      (564,440)
                                              ---------    -----------   -----------      ---------
Change in net unrealized appreciation
   (depreciation) of investments               (293,679)             0        (5,168)      (885,387)
                                              ---------    -----------   -----------      ---------
Increase (decrease) in net assets from
   operations                                 $  57,286    $    75,946   $    84,221      $(201,727)
                                              =========    ===========   ===========      =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                           SAM Conservative
                                             SAM Balanced      Balanced      SAM Conservative    SAM Flexible      SAM Strategic
                                               Portfolio       Portfolio     Growth Portfolio  Income Portfolio  Growth Portfolio
                                               (Class 2)       (Class 2)         (Class 2)         (Class 2)        (Class 2)
                                             ------------  ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                 $  3,641,700    $   679,494       $  1,099,582      $  2,218,146      $   280,616
                                             ------------    -----------       ------------      ------------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,907,632)      (259,123)          (911,913)         (595,648)        (361,553)
                                             ------------    -----------       ------------      ------------      -----------
Net investment income (loss)                    1,734,068        420,371            187,669         1,622,498          (80,937)
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   35,672,721      6,822,416         15,165,440        12,386,064        3,999,689
   Cost of shares sold                        (28,562,120)    (6,079,263)       (11,621,193)      (11,595,218)      (3,116,747)
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses) from securities
   transactions                                 7,110,601        743,153          3,544,247           790,846          882,942
Realized gain distributions                             0        273,527                  0           748,519                0
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses)                     7,110,601      1,016,680          3,544,247         1,539,365          882,942
                                             ------------    -----------       ------------      ------------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         28,917,287      2,340,163         14,861,439         3,594,852        5,348,143
   End of period                               31,505,690      2,097,438         17,564,550         2,252,771        7,365,379
                                             ------------    -----------       ------------      ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                2,588,403       (242,725)         2,703,111        (1,342,081)       2,017,236
                                             ------------    -----------       ------------      ------------      -----------
Increase (decrease) in net assets from
   operations                                $ 11,433,072    $ 1,194,326       $  6,435,027      $  1,819,782      $ 2,819,241
                                             ============    ===========       ============      ============      ===========


                                               Short-Term    SmallCap Growth  SmallCap Value  West Coast Equity
                                             Income Account      Account          Account          Account
                                                (Class 2)       (Class 2)        (Class 2)        (Class 2)
                                             --------------  ---------------  --------------  -----------------
Investment income:
   Dividends                                  $   136,428       $       0        $  5,114        $    66,550
                                              -----------       ---------        --------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (34,029)        (11,603)         (2,948)          (164,931)
                                              -----------       ---------        --------        -----------
Net investment income (loss)                      102,399         (11,603)          2,166            (98,381)
                                              -----------       ---------        --------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    1,002,187         268,345          54,936          3,060,191
   Cost of shares sold                         (1,028,350)       (213,465)        (60,985)        (2,432,653)
                                              -----------       ---------        --------        -----------
Net realized gains (losses) from securities
   transactions                                   (26,163)         54,880          (6,049)           627,538
Realized gain distributions                             0               0          52,545            479,539
                                              -----------       ---------        --------        -----------
Net realized gains (losses)                       (26,163)         54,880          46,496          1,107,077
                                              -----------       ---------        --------        -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            (78,751)        126,945           9,798          2,773,133
   End of period                                  (92,622)        172,698         (46,963)         2,882,670
                                              -----------       ---------        --------        -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (13,871)         45,753         (56,761)           109,537
                                              -----------       ---------        --------        -----------
Increase (decrease) in net assets from
   operations                                 $    62,365       $  89,030        $ (8,099)       $ 1,118,233
                                              ===========       =========        ========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                Columbia Small                   Columbia Marsico
                                              Columbia Asset    Columbia Large  Company Growth   Columbia High   Focused Equities
                                             Allocation Fund,  Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable
                                             Variable Series   Variable Series      Series      Variable Series       Series
                                                (Class A)         (Class A)        (Class A)       (Class A)         (Class A)
                                             ----------------  ---------------  --------------  ---------------  ----------------
Investment income:
   Dividends                                    $  40,213        $  115,758       $        0      $ 1,547,861      $    96,816
                                                ---------        ----------       ----------      -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (16,296)          (93,442)         (49,877)        (369,154)        (987,442)
                                                ---------        ----------       ----------      -----------      -----------
Net investment income (loss)                       23,917            22,316          (49,877)       1,178,707         (890,626)
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      107,652           612,095          368,547        5,384,776        9,655,685
   Cost of shares sold                           (102,079)         (492,432)        (297,656)      (4,914,330)      (7,298,884)
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses) from securities
   transactions                                     5,573           119,663           70,891          470,446        2,356,801
Realized gain distributions                       134,226           551,369                0                0                0
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses)                       139,799           671,032           70,891          470,446        2,356,801
                                                ---------        ----------       ----------      -----------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             92,030         1,385,858          479,579        2,993,820       16,684,974
   End of period                                   38,343         1,217,951        1,051,051        1,610,092       24,680,716
                                                ---------        ----------       ----------      -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (53,687)         (167,907)         571,472       (1,383,728)       7,995,742
                                                ---------        ----------       ----------      -----------      -----------
Increase (decrease) in net assets from
   operations                                   $ 110,029        $  525,441       $  592,486      $   265,425      $ 9,461,917
                                                =========        ==========       ==========      ===========      ===========

                                                                                                   Columbia Marsico
                                                               Columbia Marsico                      International
                                             Columbia Marsico    21st Century    Columbia Mid Cap   Opportunities
                                               Growth Fund,     Fund, Variable     Growth Fund,     Fund, Variable
                                              Variable Series       Series        Variable Series       Series
                                                 (Class A)         (Class A)         (Class A)         (Class B)
                                             ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                   $     5,766        $  11,955         $   2,532         $    9,366
                                               -----------        ---------         ---------         ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (83,104)         (26,980)          (26,717)           (96,502)
                                               -----------        ---------         ---------         ----------
Net investment income (loss)                       (77,338)         (15,025)          (24,185)           (87,136)
                                               -----------        ---------         ---------         ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       505,972          141,416           197,215            609,293
   Cost of shares sold                            (360,687)         (90,061)         (150,120)          (390,047)
                                               -----------        ---------         ---------         ----------
Net realized gains (losses) from securities
   transactions                                    145,285           51,355            47,095            219,246
Realized gain distributions                              0          119,751           430,218            340,836
                                               -----------        ---------         ---------         ----------
Net realized gains (losses)                        145,285          171,106           477,313            560,082
                                               -----------        ---------         ---------         ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,519,574          655,566           463,620          2,647,275
   End of period                                 2,469,495          860,226           359,089          3,547,060
                                               -----------        ---------         ---------         ----------
Change in net unrealized appreciation
   (depreciation) of investments                   949,921          204,660          (104,531)           899,785
                                               -----------        ---------         ---------         ----------
Increase (decrease) in net assets from
   operations                                  $ 1,017,868        $ 360,741         $ 348,597         $1,372,731
                                               ===========        =========         =========         ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             Asset Allocation  Global Growth                Growth-Income  Asset Allocation
                                                   Fund            Fund        Growth Fund       Fund            Fund
                                                (Class 2)        (Class 2)      (Class 2)     (Class 2)       (Class 3)
                                             ----------------  -------------  ------------  -------------  ----------------
Investment income:
   Dividends                                   $   562,651     $  7,158,844   $  1,410,817  $  2,221,035     $   270,247
                                               -----------     ------------   ------------  ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (1,782,340)      (6,727,745)    (9,940,654)   (9,691,104)       (739,432)
                                               -----------     ------------   ------------  ------------     -----------
Net investment income (loss)                    (1,219,689)         431,099     (8,529,837)   (7,470,069)       (469,185)
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    12,587,035       46,220,681     79,672,994    69,503,306      10,481,735
   Cost of shares sold                          (9,667,624)     (32,857,832)   (58,394,589)  (54,064,364)     (9,283,658)
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions                                  2,919,411       13,362,849     21,278,405    15,438,942       1,198,077
Realized gain distributions                      5,194,326       23,878,359     58,573,675    26,988,377       2,459,252
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses)                      8,113,737       37,241,208     79,852,080    42,427,319       3,657,329
                                               -----------     ------------   ------------  ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          31,031,904      129,525,813    176,233,451   143,255,371       6,107,324
   End of period                                37,204,658      162,762,894    221,116,330   183,798,712       9,465,011
                                               -----------     ------------   ------------  ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                 6,172,754       33,237,081     44,882,879    40,543,341       3,357,687
                                               -----------     ------------   ------------  ------------     -----------
Increase (decrease) in net assets from
   operations                                  $13,066,802     $ 70,909,388   $116,205,122  $ 75,500,591     $ 6,545,831
                                               ===========     ============   ============  ============     ===========

                                             Cash Management                Growth-Income  High-Income Bond
                                                   Fund        Growth Fund       Fund            Fund
                                                (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                             ---------------  ------------  -------------  ----------------
Investment income:
   Dividends                                  $    608,518    $    763,021  $  1,224,180     $ 1,765,714
                                              ------------    ------------  ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (177,115)     (4,357,934)   (4,393,813)       (315,609)
                                              ------------    ------------  ------------     -----------
Net investment income (loss)                       431,403      (3,594,913)   (3,169,633)      1,450,105
                                              ------------    ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    15,897,093      65,655,141    58,823,975       6,408,473
   Cost of shares sold                         (15,520,458)    (58,908,736)  (54,441,599)     (6,969,959)
                                              ------------    ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions                                    376,635       6,746,405     4,382,376        (561,486)
Realized gain distributions                              0      30,094,816    14,391,583               0
                                              ------------    ------------  ------------     -----------
Net realized gains (losses)                        376,635      36,841,221    18,773,959        (561,486)
                                              ------------    ------------  ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             340,198      31,117,347    18,463,792      (3,354,153)
   End of period                                    18,919      60,172,518    45,142,188      (3,475,931)
                                              ------------    ------------  ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (321,279)     29,055,171    26,678,396        (121,778)
                                              ------------    ------------  ------------     -----------
Increase (decrease) in net assets from
   operations                                 $    486,759    $ 62,301,479  $ 42,282,722     $   766,841
                                              ============    ============  ============     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                    U.S.                                            BB&T Capital
                                             International  Government/AAA-Rated     Growth and     Mid Cap Value  Manager Equity
                                                  Fund         Securities Fund    Income Portfolio    Portfolio          VIF
                                               (Class 3)          (Class 3)          (Class VC)       (Class VC)      Portfolio
                                             -------------  --------------------  ----------------  -------------  --------------
Investment income:
   Dividends                                 $    222,469       $ 1,264,809         $          0    $          0     $  45,404
                                             ------------       -----------         ------------    ------------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,186,802)         (297,469)          (2,976,481)     (1,134,760)      (49,316)
                                             ------------       -----------         ------------    ------------     ---------
Net investment income (loss)                     (964,333)          967,340           (2,976,481)     (1,134,760)       (3,912)
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   17,190,145         7,287,454           36,575,454      17,510,886       234,895
   Cost of shares sold                        (13,436,849)       (7,968,385)         (29,948,051)    (13,663,071)     (214,324)
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses) from securities
   transactions                                 3,753,296          (680,931)           6,627,403       3,847,815        20,571
Realized gain distributions                     5,910,597                 0                    0               0       485,812
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses)                     9,663,893          (680,931)           6,627,403       3,847,815       506,383
                                             ------------       -----------         ------------    ------------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         21,493,635        (2,727,397)          36,946,253      16,499,282       200,268
   End of period                               31,879,105        (2,206,673)          48,547,650      19,546,332       (57,036)
                                             ------------       -----------         ------------    ------------     ---------
Change in net unrealized appreciation
   (depreciation) of investments               10,385,470           520,724           11,601,397       3,047,050      (257,304)
                                             ------------       -----------         ------------    ------------     ---------
Increase (decrease) in net assets from
   operations                                $ 19,085,030       $   807,133         $ 15,252,319    $  5,760,105     $ 245,167
                                             ============       ===========         ============    ============     =========

                                                                                             BB&T Special
                                             BB&T Large Cap   BB&T Large Cap  BB&T Mid Cap  Opportunities
                                               Growth VIF          VIF         Growth VIF     Equity VIF
                                                Portfolio       Portfolio       Portfolio     Portfolio
                                             --------------  ---------------  ------------  -------------
Investment income:
   Dividends                                   $     370        $  54,007      $      44      $       0
                                               ---------        ---------      ---------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (424)         (38,520)       (37,021)       (68,979)
                                               ---------        ---------      ---------      ---------
Net investment income (loss)                         (54)          15,487        (36,977)       (68,979)
                                               ---------        ---------      ---------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     270,366          663,774        308,699        346,675
   Cost of shares sold                          (308,658)        (598,771)      (279,779)      (289,840)
                                               ---------        ---------      ---------      ---------
Net realized gains (losses) from securities
   transactions                                  (38,292)          65,003         28,920         56,835
Realized gain distributions                       53,519          407,108        397,590        495,706
                                               ---------        ---------      ---------      ---------
Net realized gains (losses)                       15,227          472,111        426,510        552,541
                                               ---------        ---------      ---------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            10,167          169,457        (31,455)       298,179
   End of period                                       0         (207,986)       372,165        454,906
                                               ---------        ---------      ---------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (10,167)        (377,443)       403,620        156,727
                                               ---------        ---------      ---------      ---------
Increase (decrease) in net assets from
   operations                                  $   5,006        $ 110,155      $ 793,153      $ 640,289
                                               =========        =========      =========      =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                   MTB Managed       MTB Managed
                                             BB&T Total Return    MTB Large Cap   MTB Large Cap  Allocation Fund  Allocation Fund -
                                                  Bond VIF           Growth           Value       - Aggressive       Conservative
                                                 Portfolio         Fund II (1)     Fund II (1)    Growth II (1)     Growth II (1)
                                             -----------------  ----------------  -------------  ---------------  -----------------
Investment income:
   Dividends                                     $ 161,724             $ 0             $ 1             $ 0               $ 3
                                                 ---------             ---             ---             ---               ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (57,343)             (2)             (1)             (2)               (1)
                                                 ---------             ---             ---             ---               ---
Net investment income (loss)                       104,381              (2)              0              (2)                2
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       355,194               2               1               1                 1
   Cost of shares sold                            (358,589)             (2)             (2)             (2)               (1)
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses) from securities
   transactions                                     (3,395)              0              (1)             (1)                0
Realized gain distributions                              0               0               0               0                 0
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses)                         (3,395)              0              (1)             (1)                0
                                                 ---------             ---             ---             ---               ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              11,886               0               0               0                 0
   End of period                                    37,952              20               4              17                 7
                                                 ---------             ---             ---             ---               ---
Change in net unrealized appreciation
   (depreciation) of investments                    26,066              20               4              17                 7
                                                 ---------             ---             ---             ---               ---
Increase (decrease) in net assets from
   operations                                    $ 127,052             $18             $ 3             $14               $ 9
                                                 =========             ===             ===             ===               ===

                                               MTB Managed
                                             Allocation Fund
                                                - Moderate
                                              Growth II (1)
                                             ---------------
Investment income:
   Dividends                                       $ 0
                                                   ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (1)
                                                   ---
Net investment income (loss)                        (1)
                                                   ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                         1
   Cost of shares sold                              (1)
                                                   ---
Net realized gains (losses) from securities
   transactions                                      0
Realized gain distributions                          0
                                                   ---
Net realized gains (losses)                          0
                                                   ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               0
   End of period                                    13
                                                   ---
Change in net unrealized appreciation
   (depreciation) of investments                    13
                                                   ---
Increase (decrease) in net assets from
   operations                                      $12
                                                   ===

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                             Government
                                                   Asset        Capital      and Quality                   Natural       Asset
                                                Allocation    Appreciation      Bond         Growth       Resources    Allocation
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 2)
                                               ------------  -------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  4,093,269  $  (5,291,522) $  6,317,169  $ (1,315,563) $     20,687  $   277,277
   Net realized gains (losses)                   16,999,390     92,900,416       (30,092)   31,858,508    28,187,486    1,099,100
   Change in net unrealized appreciation
      (depreciation) of investments                (869,775)    51,003,745    (1,067,276)    2,576,006    25,729,796      (16,397)
                                               ------------  -------------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              20,222,884    138,612,639     5,219,801    33,118,951    53,937,969    1,359,980
                                               ------------  -------------  ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   1,128,882      2,857,806       487,250     1,077,206       506,173       41,728
   Cost of units redeemed                       (42,510,920)   (98,822,798)  (40,078,049)  (37,346,730)  (23,417,222)  (1,229,600)
   Net transfers                                 (3,168,356)   (24,715,596)   10,695,839   (14,612,315)      635,860      707,000
   Contract maintenance charge                      (70,652)      (188,997)      (58,925)      (70,319)      (38,864)      (1,871)
                                               ------------  -------------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (44,621,046)  (120,869,585)  (28,953,885)  (50,952,158)  (22,314,053)    (482,743)
                                               ------------  -------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets               (24,398,162)    17,743,054   (23,734,084)  (17,833,207)   31,623,916      877,237
Net assets at beginning of period               278,843,708    668,822,485   259,295,419   286,915,866   184,183,331   17,890,649
                                               ------------  -------------  ------------  ------------  ------------  -----------
Net assets at end of period                    $254,445,546  $ 686,565,539  $235,561,335  $269,082,659  $215,807,247  $18,767,886
                                               ============  =============  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        42,956         61,404        27,814        29,606         8,932        1,583
   Units redeemed                                (1,623,032)    (2,129,302)   (2,290,316)   (1,027,811)     (431,956)     (47,599)
   Units transferred                               (121,198)      (553,269)      611,647      (405,167)      (18,041)      27,132
                                               ------------  -------------  ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding         (1,701,274)    (2,621,167)   (1,650,855)   (1,403,372)     (441,065)     (18,884)
Beginning units                                  11,018,438     15,756,681    15,018,602     8,365,889     3,796,380      715,105
                                               ------------  -------------  ------------  ------------  ------------  -----------
Ending units                                      9,317,164     13,135,514    13,367,747     6,962,517     3,355,315      696,221
                                               ============  =============  ============  ============  ============  ===========


                                                              Government
                                                 Capital      and Quality
                                               Appreciation      Bond         Growth
                                                 Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,199,929) $  2,795,368  $   (464,468)
   Net realized gains (losses)                   22,142,779      (398,229)   10,814,909
   Change in net unrealized appreciation
      (depreciation) of investments               6,037,241      (130,233)   (1,435,862)
                                               ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              26,980,091     2,266,906     8,914,579
                                               ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,037,569       998,120       711,204
   Cost of units redeemed                       (10,595,064)  (10,778,044)   (7,071,194)
   Net transfers                                 (4,986,479)    3,002,301    (4,046,245)
   Contract maintenance charge                      (13,917)      (11,380)       (7,805)
                                               ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (14,557,891)   (6,789,003)  (10,414,040)
                                               ------------  ------------  ------------
Increase (decrease) in net assets                12,422,200    (4,522,097)   (1,499,461)
Net assets at beginning of period               125,440,101   117,062,386    76,222,516
                                               ------------  ------------  ------------
Net assets at end of period                    $137,862,301  $112,540,289  $ 74,723,055
                                               ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        22,580        57,477        19,589
   Units redeemed                                  (227,217)     (621,299)     (195,861)
   Units transferred                               (109,486)      171,971      (112,723)
                                               ------------  ------------  ------------
Increase (decrease) in units outstanding           (314,123)     (391,851)     (288,995)
Beginning units                                   2,897,869     6,773,799     2,240,626
                                               ------------  ------------  ------------
Ending units                                      2,583,746     6,381,948     1,951,631
                                               ============  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                         Government
                                                 Natural        Asset       Capital      and Quality
                                                Resources     Allocation  Appreciation      Bond         Growth
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (56,139)  $   453,879  $ (4,670,377) $ 12,805,732  $ (1,393,339)
   Net realized gains (losses)                   6,617,474     1,488,733    63,910,978      (291,845)   25,068,343
   Change in net unrealized appreciation
      (depreciation) of investments              4,785,841       275,301    38,258,712    (3,352,462)       54,376
                                               ------------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             11,347,176     2,217,913    97,499,313     9,161,425    23,729,380
                                               ------------  -----------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                    192,779     2,384,834    49,408,111    75,230,888    20,103,002
   Cost of units redeemed                       (3,866,637)   (2,179,374)  (27,945,377)  (29,945,540)  (14,794,231)
   Net transfers                                  (964,296)    1,953,933     7,674,663    58,114,762      (336,661)
   Contract maintenance charge                      (3,316)       (2,413)      (44,206)      (41,677)      (24,697)
                                               ------------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (4,641,470)    2,156,980    29,093,191   103,358,433     4,947,413
                                               ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                6,705,706     4,374,893   126,592,504   112,519,858    28,676,793
Net assets at beginning of period               38,673,206    28,162,091   398,541,757   399,803,235   191,269,980
                                               ------------  -----------  ------------  ------------  ------------
Net assets at end of period                    $45,378,912   $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ============  ===========  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,353        92,947     1,125,277     4,448,548       582,563
   Units redeemed                                  (71,095)      (85,062)     (601,270)   (1,734,721)     (411,659)
   Units transferred                               (24,143)       76,227       186,911     3,380,359        (8,624)
                                               ------------  -----------  ------------  ------------  ------------
Increase (decrease) in units outstanding           (91,885)       84,112       710,918     6,094,186       162,280
Beginning units                                    804,761     1,134,571     9,288,929    23,293,805     5,660,379
                                               ------------  -----------  ------------  ------------  ------------
Ending units                                       712,876     1,218,683     9,999,847    29,387,991     5,822,659
                                               ============  ===========  ============  ============  ============

                                                  Natural     Aggressive      Alliance
                                                 Resources      Growth        Growth         Balanced
                                                 Portfolio     Portfolio     Portfolio       Portfolio
                                                 (Class 3)     (Class 1)     (Class 1)       (Class 1)
                                               ------------  ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (146,350) $ (1,144,312) $  (5,327,969)  $ (1,251,653)
   Net realized gains (losses)                   13,144,746     3,418,816    (16,743,841)    (1,813,500)
   Change in net unrealized appreciation
      (depreciation) of investments              27,776,366     5,883,555     76,024,846      9,123,617
                                               ------------  ------------  --------------  ------------
      Increase (decrease) in net assets from
         operations                              40,774,762     8,158,059     53,953,036      6,058,464
                                               ------------  ------------  --------------  ------------
From capital transactions:
   Net proceeds from units sold                  27,183,069       536,264      1,652,715      1,102,639
   Cost of units redeemed                        (8,098,461)  (15,738,312)   (75,781,774)   (18,556,165)
   Net transfers                                  6,763,253    (6,459,081)   (41,766,304)    (4,412,922)
   Contract maintenance charge                      (12,249)      (40,100)      (199,054)       (47,089)
                                               ------------  ------------  --------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    25,835,612   (21,701,229)  (116,094,417)   (21,913,537)
                                               ------------  ------------  --------------  ------------
Increase (decrease) in net assets                66,610,374   (13,543,170)   (62,141,381)   (15,855,073)
Net assets at beginning of period               116,871,760   103,875,273    511,866,141    118,416,104
                                               ------------  ------------  --------------  ------------
Net assets at end of period                    $183,482,134  $ 90,332,103  $ 449,724,760   $102,561,031
                                               ============  ============  ==============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       542,235        30,452         48,915         64,923
   Units redeemed                                  (153,636)     (833,489)    (2,211,318)    (1,104,525)
   Units transferred                                115,926      (352,196)    (1,225,693)      (266,107)
                                               ------------  ------------  --------------  ------------
Increase (decrease) in units outstanding            504,525    (1,155,233)    (3,388,096)    (1,305,709)
Beginning units                                   2,461,054     5,927,405     15,611,799      7,256,521
                                               ------------  ------------  --------------  ------------
Ending units                                      2,965,579     4,772,172     12,223,703      5,950,812
                                               ============  ============  ==============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Blue Chip     Capital        Cash         Corporate    Davis Venture
                                                 Growth       Growth      Management        Bond          Value
                                                Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                               -----------  -----------  -------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (192,798) $  (162,541) $  (1,827,857) $ (1,750,233) $  (14,950,350)
   Net realized gains (losses)                     504,182      735,760      4,318,479       821,824      84,138,582
   Change in net unrealized appreciation
      (depreciation) of investments              1,764,122    1,446,278      1,297,514     4,016,897      13,865,620
                                               -----------  -----------  -------------  ------------  --------------
      Increase (decrease) in net assets from
         operations                              2,075,506    2,019,497      3,788,136     3,088,488      83,053,852
                                               -----------  -----------  -------------  ------------  --------------
From capital transactions:
   Net proceeds from units sold                     59,389       35,162      2,164,010       682,706       5,424,333
   Cost of units redeemed                       (2,453,909)  (1,750,800)  (109,251,325)  (22,663,860)   (190,400,787)
   Net transfers                                   379,282     (115,776)   141,185,768    11,777,763     (41,562,587)
   Contract maintenance charge                      (4,819)      (3,468)       (53,636)      (31,334)       (375,102)
                                               -----------  -----------  -------------  ------------  --------------
      Increase (decrease) in net assets from
         capital transactions                   (2,020,057)  (1,834,882)    34,044,817   (10,234,725)   (226,914,143)
                                               -----------  -----------  -------------  ------------  --------------
Increase (decrease) in net assets                   55,449      184,615     37,832,953    (7,146,237)   (143,860,291)
Net assets at beginning of period               17,265,461   14,457,352    127,627,207   156,032,513   1,372,722,485
                                               -----------  -----------  -------------  ------------  --------------
Net assets at end of period                    $17,320,910  $14,641,967  $ 165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  =============  ============  ==============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,668        3,959        159,978        37,817         133,818
   Units redeemed                                 (366,105)    (203,925)    (8,077,543)   (1,251,981)     (4,742,018)
   Units transferred                                47,085      (16,545)    10,445,708       648,394      (1,029,077)
                                               -----------  -----------  -------------  ------------  --------------
Increase (decrease) in units outstanding          (310,352)    (216,511)     2,528,143      (565,770)     (5,637,277)
Beginning units                                  2,693,153    1,769,810      9,554,341     8,696,448      35,548,548
                                               -----------  -----------  -------------  ------------  --------------
Ending units                                     2,382,801    1,553,299     12,082,484     8,130,678      29,911,271
                                               ===========  ===========  =============  ============  ==============

                                                 "Dogs" of     Emerging        Equity      Fundamental
                                                Wall Street    Markets     Opportunities     Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (547,861) $ (1,497,620) $ (1,116,245)  $ (1,299,323)
   Net realized gains (losses)                    2,889,142    12,940,038     5,131,281     (4,936,506)
   Change in net unrealized appreciation
      (depreciation) of investments              (1,711,742)   27,090,697       129,388     17,805,995
                                               ------------  ------------  -------------  ------------
      Increase (decrease) in net assets from
         operations                                 629,539    38,533,115     4,144,424     11,570,166
                                               ------------  ------------  -------------  ------------
From capital transactions:
   Net proceeds from units sold                     131,735       548,378       401,100        503,215
   Cost of units redeemed                        (8,223,994)  (19,183,373)  (16,017,685)   (17,970,797)
   Net transfers                                 (4,571,214)    1,380,957    (6,284,553)    (9,058,563)
   Contract maintenance charge                      (15,044)      (31,194)      (29,103)       (51,718)
                                               ------------  ------------  -------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (12,678,517)  (17,285,232)  (21,930,241)   (26,577,863)
                                               ------------  ------------  -------------  ------------
Increase (decrease) in net assets               (12,048,978)   21,247,883   (17,785,817)   (15,007,697)
Net assets at beginning of period                53,675,570   126,882,022   108,217,271    124,318,991
                                               ------------  ------------  -------------  ------------
Net assets at end of period                    $ 41,626,592  $148,129,905  $ 90,431,454   $109,311,294
                                               ============  ============  =============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,516        24,946        19,199         25,009
   Units redeemed                                  (620,456)     (881,716)     (761,360)      (916,520)
   Units transferred                               (346,726)        4,968      (301,867)      (466,468)
                                               ------------  ------------  -------------  ------------
Increase (decrease) in units outstanding           (957,666)     (851,802)   (1,044,028)    (1,357,979)
Beginning units                                   4,108,875     6,586,154     5,190,000      6,573,329
                                               ------------  ------------  -------------  ------------
Ending units                                      3,151,209     5,734,352     4,145,972      5,215,350
                                               ============  ============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)



                                                                Global         Growth        Growth-     High-Yield
                                                Global Bond    Equities    Opportunities     Income         Bond
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (731,847) $ (1,964,871)  $  (231,852)  $ (4,756,316) $ (1,869,768)

   Net realized gains (losses)                     (164,896)    8,546,398     1,077,998     17,685,348     4,831,943
   Change in net unrealized appreciation
      (depreciation) of investments               4,019,213    14,707,795     2,567,735     27,264,524    (1,550,090)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         operations                               3,122,470    21,289,322     3,413,881     40,193,556     1,412,085
                                               ------------  ------------   -----------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                     262,947       860,647        87,558      1,923,003       552,035
   Cost of units redeemed                       (10,479,937)  (24,266,893)   (2,836,214)   (67,790,031)  (26,903,917)
   Net transfers                                 10,102,442    (4,741,546)   (1,056,352)   (29,087,488)   (9,476,791)
   Contract maintenance charge                      (12,269)      (51,010)       (5,866)      (137,680)      (34,705)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                      (126,817)  (28,198,802)   (3,810,874)   (95,092,196)  (35,863,378)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in net assets                 2,995,653    (6,909,480)     (396,993)   (54,898,640)  (34,451,293)
Net assets at beginning of period                66,045,775   176,964,120    20,956,363    449,064,125   183,161,973
                                               ------------  ------------   -----------   ------------  ------------
Net assets at end of period                    $ 69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ============  ============   ===========   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        14,562        33,669        14,397         58,392        25,626
   Units redeemed                                  (582,891)     (959,519)     (463,795)    (2,070,295)   (1,268,372)
   Units transferred                                549,580      (189,661)     (185,103)      (888,484)     (441,665)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in units outstanding            (18,749)   (1,115,511)     (634,501)    (2,900,387)   (1,684,411)
Beginning units                                   3,699,912     7,394,159     3,697,904     14,413,766     8,694,111
                                               ------------  ------------   -----------   ------------  ------------
Ending units                                      3,681,163     6,278,648     3,063,403     11,513,379     7,009,700
                                               ============  ============   ===========   ============  ============

                                                                                                MFS
                                               International  International     Marsico    Massachusetts
                                                Diversified      Growth &       Focused      Investors
                                                  Equities        Income        Growth         Trust
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                               -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,677,645)  $ (2,610,428)  $   (626,178) $ (1,537,339)

   Net realized gains (losses)                   11,377,576     17,509,419      4,860,861     3,807,643
   Change in net unrealized appreciation
      (depreciation) of investments              10,981,110      9,066,239      1,850,088    10,852,610
                                               ------------   ------------   ------------  ------------
      Increase (decrease) in net assets from
         operations                              20,681,041     23,965,230      6,084,771    13,122,914
                                               ------------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                     538,601        812,550        190,571       486,559
   Cost of units redeemed                       (21,537,768)   (33,860,808)    (6,945,432)  (21,285,404)
   Net transfers                                   (486,440)      (343,268)    (6,730,967)   (6,658,372)
   Contract maintenance charge                      (34,969)       (51,612)       (10,791)      (43,854)
                                               ------------   ------------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (21,520,576)   (33,443,138)   (13,496,619)  (27,501,071)
                                               ------------   ------------   ------------  ------------
Increase (decrease) in net assets                  (839,535)    (9,477,908)    (7,411,848)  (14,378,157)
Net assets at beginning of period               148,632,225    232,588,695     59,722,391   142,284,797
                                               ------------   ------------   ------------  ------------
Net assets at end of period                    $147,792,690   $223,110,787   $ 52,310,543  $127,906,640
                                               ============   ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        34,834         39,316         15,329        19,255
   Units redeemed                                (1,392,074)    (1,701,770)      (556,632)     (869,589)
   Units transferred                                (48,580)       (21,049)      (531,811)     (269,793)
                                               ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (1,405,820)    (1,683,503)    (1,073,114)   (1,120,127)
Beginning units                                  10,209,822     12,387,765      4,898,463     6,089,977
                                               ------------   ------------   ------------  ------------
Ending units                                      8,804,002     10,704,262      3,825,349     4,969,850
                                               ============   ============   ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 MFS Total      Mid-Cap                                 Telecom
                                                  Return        Growth      Real Estate   Technology    Utility
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (4,753,392) $ (1,081,117) $ (1,579,556) $  (186,831) $  (452,274)

   Net realized gains (losses)                   11,470,100    (2,380,343)   17,962,017      (68,239)   1,938,359
   Change in net unrealized appreciation
      (depreciation) of investments              12,118,276    17,691,870   (24,200,562)   3,479,752    3,834,918
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              18,834,984    14,230,410    (7,818,101)   3,224,682    5,321,003
                                               ------------  ------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   2,199,592       251,519       425,912       51,285      154,538
   Cost of units redeemed                       (56,417,420)  (14,279,300)  (19,720,652)  (1,684,945)  (5,859,133)
   Net transfers                                 (4,295,622)   (6,691,744)  (20,173,963)   3,263,243   (2,138,158)
   Contract maintenance charge                     (105,123)      (30,494)      (30,926)      (4,895)     (10,417)
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (58,618,573)  (20,750,019)  (39,499,629)   1,624,688   (7,853,170)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets               (39,783,589)   (6,519,609)  (47,317,730)   4,849,370   (2,532,167)
Net assets at beginning of period               429,872,722    98,751,287   153,981,034   16,146,229   40,433,257
                                               ------------  ------------  ------------  -----------  -----------
Net assets at end of period                    $390,089,133  $ 92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        75,896        25,325        13,145       21,718        9,348
   Units redeemed                                (1,972,295)   (1,226,699)     (626,893)    (655,817)    (362,927)
   Units transferred                               (165,742)     (612,672)     (681,420)   1,139,450     (124,633)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding         (2,062,141)   (1,814,046)   (1,295,168)     505,351     (478,212)
Beginning units                                  15,505,974     9,175,798     4,877,438    6,722,580    2,662,249
                                               ------------  ------------  ------------  -----------  -----------
Ending units                                     13,443,833     7,361,752     3,582,270    7,227,931    2,184,037
                                               ============  ============  ============  ===========  ===========

                                                Worldwide    Aggressive    Alliance
                                               High Income     Growth       Growth      Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (563,348) $  (159,182) $  (717,150) $  (204,199)

   Net realized gains (losses)                    (626,845)   1,079,154    3,059,211      469,585
   Change in net unrealized appreciation
      (depreciation) of investments              2,833,952       34,886    4,752,139      648,003
                                               -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              1,643,759      954,858    7,094,200      913,389
                                               -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    178,270       76,276      474,622       90,354
   Cost of units redeemed                       (7,768,089)  (1,258,040)  (5,456,002)  (1,742,277)
   Net transfers                                  (372,451)     253,940   (4,756,601)    (435,099)
   Contract maintenance charge                     (11,737)      (1,888)      (8,851)      (2,432)
                                               -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (7,974,007)    (929,712)  (9,746,832)  (2,089,454)
                                               -----------  -----------  -----------  -----------
Increase (decrease) in net assets               (6,330,248)      25,146   (2,652,632)  (1,176,065)
Net assets at beginning of period               52,673,320   12,572,833   64,611,386   17,968,924
                                               -----------  -----------  -----------  -----------
Net assets at end of period                    $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,162        4,424       14,112        5,462
   Units redeemed                                 (357,345)     (66,815)    (160,507)    (104,916)
   Units transferred                               (17,876)      11,027     (142,459)     (27,290)
                                               -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (367,059)     (51,364)    (288,854)    (126,744)
Beginning units                                  2,461,174      722,278    1,976,451    1,107,982
                                               -----------  -----------  -----------  -----------
Ending units                                     2,094,115      670,914    1,687,597      981,238
                                               ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                       Davis
                                                Blue Chip     Capital       Cash       Corporate      Venture
                                                  Growth      Growth     Management       Bond         Value
                                                Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               -----------  ----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (112,788) $  (66,280) $   (656,125) $  (582,627) $ (2,354,908)

   Net realized gains (losses)                     454,801     430,192     1,253,301      225,003    11,013,587
   Change in net unrealized appreciation
      (depreciation) of investments                836,745     443,060       663,917    1,308,710     3,807,252
                                               -----------  ----------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         operations                              1,178,758     806,972     1,261,093      951,086    12,465,931
                                               -----------  ----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                     22,599      16,647       960,490      205,494     1,127,133
   Cost of units redeemed                       (1,567,006)   (553,469)  (21,491,722)  (5,232,529)  (17,292,698)
   Net transfers                                  (170,100)    (51,501)   31,968,690    3,070,346    (6,273,335)
   Contract maintenance charge                      (1,321)       (687)       (5,594)      (4,078)      (20,247)
                                               -----------  ----------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (1,715,828)   (589,010)   11,431,864   (1,960,767)  (22,459,147)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in net assets                 (537,070)    217,962    12,692,957   (1,009,681)   (9,993,216)
Net assets at beginning of period                9,841,301   5,708,987    45,910,005   50,505,302   206,374,587
                                               -----------  ----------  ------------  -----------  ------------
Net assets at end of period                    $ 9,304,231  $5,926,949  $ 58,602,962  $49,495,621  $196,381,371
                                               ===========  ==========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,985       2,092        71,667       11,485        28,447
   Units redeemed                                 (236,059)    (65,806)   (1,600,716)    (292,054)     (433,402)
   Units transferred                               (25,920)     (6,160)    2,386,056      170,727      (158,272)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in units outstanding          (257,994)    (69,874)      857,007     (109,842)     (563,227)
Beginning units                                  1,561,072     705,678     3,461,044    2,841,192     5,345,015
                                               -----------  ----------  ------------  -----------  ------------
Ending units                                     1,303,078     635,804     4,318,051    2,731,350     4,781,788
                                               ===========  ==========  ============  ===========  ============


                                                "Dogs" of     Emerging       Equity       Foreign
                                               Wall Street    Markets    Opportunities     Value
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (196,853) $  (309,485)  $  (202,750)  $  (909,050)

   Net realized gains (losses)                     874,717    2,044,763       956,214     4,770,041
   Change in net unrealized appreciation
      (depreciation) of investments               (477,621)   6,048,761       (37,640)    5,624,836
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                200,243    7,784,039       715,824     9,485,827
                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                     29,303      107,421        98,826       731,924
   Cost of units redeemed                       (2,319,358)  (1,885,911)   (1,880,844)   (7,261,690)
   Net transfers                                  (752,286)     959,415      (595,735)   (1,101,241)
   Contract maintenance charge                      (1,706)      (2,547)       (2,015)       (7,350)
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (3,044,047)    (821,622)   (2,379,768)   (7,638,357)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets               (2,843,804)   6,962,417    (1,663,944)    1,847,470
Net assets at beginning of period               18,049,279   24,419,039    18,225,950    77,225,840
                                               -----------  -----------   -----------   -----------
Net assets at end of period                    $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,359        5,161         4,792        34,576
   Units redeemed                                 (175,529)     (85,882)      (89,997)     (339,961)
   Units transferred                               (58,140)      28,840       (29,826)      (53,338)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding          (231,310)     (51,881)     (115,031)     (358,723)
Beginning units                                  1,394,125    1,282,729       882,899     3,868,694
                                               -----------  -----------   -----------   -----------
Ending units                                     1,162,815    1,230,848       767,868     3,509,971
                                               ===========  ===========   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                               Fundamental                  Global        Growth       Growth-
                                                  Growth    Global Bond    Equities   Opportunities     Income
                                                Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (80,313) $  (189,232) $  (224,319) $  (100,818)   $  (369,909)

   Net realized gains (losses)                     306,886      (96,018)   1,269,039      501,637      2,133,555
   Change in net unrealized appreciation
      (depreciation) of investments                451,736    1,085,775    1,315,011    1,019,187      1,206,656
                                               -----------  -----------  -----------  -----------    -----------
      Increase (decrease) in net assets from
         operations                                678,309      800,525    2,359,731    1,420,006      2,970,302
                                               -----------  -----------  -----------  -----------    -----------
From capital transactions:
   Net proceeds from units sold                     49,498       64,949      279,946       26,154        125,981
   Cost of units redeemed                         (549,904)  (1,385,161)  (1,445,565)    (820,940)    (2,980,011)
   Net transfers                                  (649,060)     779,239      600,759     (499,414)    (2,413,496)
   Contract maintenance charge                      (1,013)      (1,340)      (1,864)        (896)        (4,361)
                                               -----------  -----------  -----------  -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,150,479)    (542,313)    (566,724)  (1,295,096)    (5,271,887)
                                               -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets                 (472,170)     258,212    1,793,007      124,910     (2,301,585)
Net assets at beginning of period                7,254,435   16,374,097   18,163,322    8,723,039     32,960,191
                                               -----------  -----------  -----------  -----------    -----------
Net assets at end of period                    $ 6,782,265  $16,632,309  $19,956,329  $ 8,847,949    $30,658,606
                                               ===========  ===========  ===========  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,510        3,654       11,421        4,327          3,851
   Units redeemed                                  (28,376)     (77,996)     (57,345)    (137,119)       (91,669)
   Units transferred                               (34,306)      44,223       24,309      (88,450)       (74,675)
                                               -----------  -----------  -----------  -----------    -----------
Increase (decrease) in units outstanding           (60,172)     (30,119)     (21,615)    (221,242)      (162,493)
Beginning units                                    385,960      918,963      762,141    1,553,271      1,053,667
                                               -----------  -----------  -----------  -----------    -----------
Ending units                                       325,788      888,844      740,526    1,332,029        891,174
                                               ===========  ===========  ===========  ===========    ===========

                                                            International  International    Marsico
                                                High-Yield   Diversified      Growth &      Focused
                                                   Bond        Equities        Income        Growth
                                                Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (434,671)  $  (687,486)   $  (460,129)  $  (498,211)

   Net realized gains (losses)                   1,031,337     4,104,657      3,295,342     2,162,529
   Change in net unrealized appreciation
      (depreciation) of investments               (374,322)    4,853,417      1,245,678     3,135,036
                                               -----------   -----------    -----------   -----------
      Increase (decrease) in net assets from
         operations                                222,344     8,270,588      4,080,891     4,799,354
                                               -----------   -----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                     83,351       356,005        276,915       114,864
   Cost of units redeemed                       (4,069,085)   (5,389,582)    (3,378,684)   (3,623,859)
   Net transfers                                (1,406,416)     (306,783)    (1,421,665)   (1,494,908)
   Contract maintenance charge                      (2,705)       (6,624)        (3,097)       (3,464)
                                               -----------   -----------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (5,394,855)   (5,346,984)    (4,526,531)   (5,007,367)
                                               -----------   -----------    -----------   -----------
Increase (decrease) in net assets               (5,172,511)    2,923,604       (445,640)     (208,013)
Net assets at beginning of period               39,148,300    58,163,917     39,761,875    43,827,566
                                               -----------   -----------    -----------   -----------
Net assets at end of period                    $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,900        22,996         13,959         9,349
   Units redeemed                                 (193,677)     (350,579)      (171,866)     (293,694)
   Units transferred                               (66,874)      (26,724)       (72,883)     (120,400)
                                               -----------   -----------    -----------   -----------
Increase (decrease) in units outstanding          (256,651)     (354,307)      (230,790)     (404,745)
Beginning units                                  1,877,778     4,030,252      2,119,991     3,626,862
                                               -----------   -----------    -----------   -----------
Ending units                                     1,621,127     3,675,945      1,889,201     3,222,117
                                               ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total     Mid-Cap                  Small & Mid
                                                   Trust         Return        Growth     Real Estate   Cap Value
                                                 Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 2)      (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (292,267)  $ (1,530,761) $  (492,930) $   (414,706) $  (598,366)

   Net realized gains (losses)                    1,410,218      3,137,717    2,044,019     3,864,131    2,310,995
   Change in net unrealized appreciation
      (depreciation) of investments               1,308,052      4,155,424    4,801,340    (5,510,686)   1,622,723
                                                -----------   ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         operations                               2,426,003      5,762,380    6,352,429    (2,061,261)   3,335,352
                                                -----------   ------------  -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     202,004        485,318      209,135        87,950      239,923
   Cost of units redeemed                        (2,507,236)   (10,428,652)  (4,432,917)   (3,451,501)  (4,241,153)
   Net transfers                                 (1,159,160)    (3,394,770)    (525,919)   (4,866,121)   2,070,532
   Contract maintenance charge                       (2,723)       (14,258)      (5,250)       (3,364)      (4,252)
                                                -----------   ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (3,467,115)   (13,352,362)  (4,754,951)   (8,233,036)  (1,934,950)
                                                -----------   ------------  -----------  ------------  -----------
Increase (decrease) in net assets                (1,041,112)    (7,589,982)   1,597,478   (10,294,297)   1,400,402
Net assets at beginning of period                26,036,977    134,471,263   41,762,710    38,602,878   48,539,371
                                                -----------   ------------  -----------  ------------  -----------
Net assets at end of period                     $24,995,865   $126,881,281  $43,360,188  $ 28,308,581  $49,939,773
                                                ===========   ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         8,310         17,079       18,898         2,729       12,175
   Units redeemed                                  (104,082)      (365,272)    (382,869)     (110,679)    (214,226)
   Units transferred                                (48,070)      (118,741)     (54,466)     (165,289)     103,627
                                                -----------   ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding           (143,842)      (466,934)    (418,437)     (273,239)     (98,424)
Beginning units                                   1,118,535      4,834,111    3,875,649     1,235,674    2,638,074
                                                -----------   ------------  -----------  ------------  -----------
Ending units                                        974,693      4,367,177    3,457,212       962,435    2,539,650
                                                ===========   ============  ===========  ============  ===========



                                                             Telecom    Worldwide     Aggressive
                                               Technology    Utility   High Income      Growth
                                                Portfolio   Portfolio   Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)     (Class 3)
                                               ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (84,047) $  (63,844)  $  (83,143)  $  (227,101)

   Net realized gains (losses)                    233,865     459,020       75,916     1,036,825
   Change in net unrealized appreciation
      (depreciation) of investments             1,250,894     302,426      233,885       358,324
                                               ----------  ----------   ----------   -----------
      Increase (decrease) in net assets from
         operations                             1,400,712     697,602      226,658     1,168,048
                                               ----------  ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                    15,621      31,964       54,979     3,613,397
   Cost of units redeemed                        (529,468)   (577,298)    (697,460)     (907,481)
   Net transfers                                  319,216      78,493      242,786        96,982
   Contract maintenance charge                     (1,168)       (621)        (640)       (2,372)
                                               ----------  ----------   ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (195,799)   (467,462)    (400,335)    2,800,526
                                               ----------  ----------   ----------   -----------
Increase (decrease) in net assets               1,204,913     230,140     (173,677)    3,968,574
Net assets at beginning of period               7,144,428   5,224,763    7,208,970    16,442,147
                                               ----------  ----------   ----------   -----------
Net assets at end of period                    $8,349,341  $5,454,903   $7,035,293   $20,410,721
                                               ==========  ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       6,311       1,982        2,547       195,810
   Units redeemed                                (210,375)    (35,787)     (32,432)      (48,989)
   Units transferred                              105,312       4,357       11,188        (1,753)
                                               ----------  ----------   ----------   -----------
Increase (decrease) in units outstanding          (98,752)    (29,448)     (18,697)      145,068
Beginning units                                 3,004,655     347,637      340,198       951,148
                                               ----------  ----------   ----------   -----------
Ending units                                    2,905,903     318,189      321,501     1,096,216
                                               ==========  ==========   ==========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                             American
                                                                American        American       American       Funds
                                                 Alliance      Funds Asset        Funds      Funds Growth    Growth-
                                                  Growth       Allocation     Global Growth      SAST      Income SAST
                                                 Portfolio   SAST Portfolio  SAST Portfolio    Portfolio    Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)      (Class 3)    (Class 3)
                                               ------------  --------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (2,681,364)  $   (58,524)    $  (221,279)   $  (247,844)  $  (241,504)

   Net realized gains (losses)                    2,543,761         8,084          41,373         45,877        15,814
   Change in net unrealized appreciation
      (depreciation) of investments              26,811,603       445,251       2,689,174      3,467,970     2,180,635
                                               ------------   -----------     -----------    -----------   -----------
      Increase (decrease) in net assets from
         operations                              26,674,000       394,811       2,509,268      3,266,003     1,954,945
                                               ------------   -----------     -----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                  27,777,919     9,745,438      31,746,787     42,743,818    42,664,336
   Cost of units redeemed                       (12,985,798)     (131,168)       (360,603)      (385,138)     (529,768)
   Net transfers                                 15,551,993     2,476,274       8,005,905      8,885,472     9,651,337
   Contract maintenance charge                      (24,393)           (3)            (51)           (71)          (32)
                                               ------------   -----------     -----------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    30,319,721    12,090,541      39,392,038     51,244,081    51,785,873
                                               ------------   -----------     -----------    -----------   -----------
Increase (decrease) in net assets                56,993,721    12,485,352      41,901,306     54,510,084    53,740,818
Net assets at beginning of period               192,039,162       491,135       1,979,194      1,493,428     1,588,821
                                               ------------   -----------     -----------    -----------   -----------
Net assets at end of period                    $249,032,883   $12,976,487     $43,880,500    $56,003,512   $55,329,639
                                               ============   ===========     ===========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       882,466       878,267       2,765,839      3,725,872     3,839,966
   Units redeemed                                  (383,589)      (11,851)        (30,914)       (33,060)      (47,224)
   Units transferred                                486,243       222,696         693,598        768,446       863,610
                                               ------------   -----------     -----------    -----------   -----------
Increase (decrease) in units outstanding            985,120     1,089,112       3,428,523      4,461,258     4,656,352
Beginning units                                   5,952,719        46,693         183,329        140,356       150,241
                                               ------------   -----------     -----------    -----------   -----------
Ending units                                      6,937,839     1,135,805       3,611,852      4,601,614     4,806,593
                                               ============   ===========     ===========    ===========   ===========



                                                             Blue Chip     Capital        Cash
                                                 Balanced      Growth       Growth     Management
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (195,533) $  (154,544) $  (110,613) $ (2,330,535)

   Net realized gains (losses)                     272,657      400,380      237,925     3,257,068
   Change in net unrealized appreciation
      (depreciation) of investments                784,544    1,404,438    1,633,597     3,295,657
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                                861,668    1,650,274    1,760,909     4,222,190
                                               -----------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  1,463,860    1,953,550   15,270,527    44,194,650
   Cost of units redeemed                       (1,440,029)  (1,165,800)    (435,152)  (64,032,504)
   Net transfers                                 1,165,299    1,879,157    4,610,059    78,088,728
   Contract maintenance charge                      (1,946)      (1,681)        (361)      (17,291)
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                    1,187,184    2,665,226   19,445,073    58,233,583
                                               -----------  -----------  -----------  ------------
Increase (decrease) in net assets                2,048,852    4,315,500   21,205,982    62,455,773
Net assets at beginning of period               15,537,708   11,395,423    3,086,071   165,908,135
                                               -----------  -----------  -----------  ------------
Net assets at end of period                    $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       89,139      281,647    1,743,068     3,317,278
   Units redeemed                                  (86,906)    (176,483)     (51,676)   (4,802,618)
   Units transferred                                70,419      283,025      532,499     5,881,581
                                               -----------  -----------  -----------  ------------
Increase (decrease) in units outstanding            72,652      388,189    2,223,891     4,396,241
Beginning units                                    963,493    1,818,174      384,895    12,567,915
                                               -----------  -----------  -----------  ------------
Ending units                                     1,036,145    2,206,363    2,608,786    16,964,156
                                               ===========  ===========  ===========  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                                   Bond          Value      Wall Street     Markets    Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (3,230,747) $ (7,540,394)  $  (229,283) $ (1,264,747) $  (724,207)

   Net realized gains (losses)                      110,802     5,085,804       641,941     2,538,409    1,276,656
   Change in net unrealized appreciation
      (depreciation) of investments               8,160,687    39,949,804      (255,629)   31,154,092    2,002,498
                                               ------------  ------------   -----------  ------------  -----------
      Increase (decrease) in net assets from
         operations                               5,040,742    37,495,214       157,029    32,427,754    2,554,947
                                               ------------  ------------   -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                  68,044,553    79,514,051     2,614,037    28,686,975    4,505,176
   Cost of units redeemed                       (16,606,377)  (35,223,615)   (1,769,684)   (5,321,325)  (5,410,004)
   Net transfers                                 45,139,740    40,668,364      (561,345)   11,092,502     (426,510)
   Contract maintenance charge                      (21,291)      (60,043)       (1,743)       (7,559)      (5,641)
                                               ------------  ------------   -----------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    96,556,625    84,898,757       281,265    34,450,593   (1,336,979)
                                               ------------  ------------   -----------  ------------  -----------
Increase (decrease) in net assets               101,597,367   122,393,971       438,294    66,878,347    1,217,968
Net assets at beginning of period               225,928,781   560,311,210    18,180,059    77,151,152   60,618,449
                                               ------------  ------------   -----------  ------------  -----------
Net assets at end of period                    $327,526,148  $682,705,181   $18,618,353  $144,029,499  $61,836,417
                                               ============  ============   ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,904,791     2,096,288       200,283     1,361,115      219,225
   Units redeemed                                  (934,379)     (886,827)     (135,119)     (246,862)    (261,240)
   Units transferred                              2,554,540     1,091,371       (42,826)      518,174      (22,017)
                                               ------------  ------------   -----------  ------------  -----------
Increase (decrease) in units outstanding          5,524,952     2,300,832        22,338     1,632,427      (64,032)
Beginning units                                  12,841,383    14,644,705     1,413,505     4,091,398    2,954,863
                                               ------------  ------------   -----------  ------------  -----------
Ending units                                     18,366,335    16,945,537     1,435,843     5,723,825    2,890,831
                                               ============  ============   ===========  ============  ===========

                                                  Foreign    Fundamental                  Global
                                                   Value        Growth    Global Bond    Equities
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (5,078,953) $  (162,949) $  (642,672) $  (375,019)

   Net realized gains (losses)                   13,488,809      215,555     (304,240)   1,206,235
   Change in net unrealized appreciation
      (depreciation) of investments              42,277,040    2,045,536    4,016,648    2,937,747
                                               ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              50,686,896    2,098,142    3,069,736    3,768,963
                                               ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  29,143,590   24,512,652   12,835,106    6,099,142
   Cost of units redeemed                       (33,555,831)    (628,313)  (3,731,791)  (2,293,196)
   Net transfers                                  7,945,095    6,278,487    7,146,306     (200,689)
   Contract maintenance charge                      (50,945)        (677)      (3,063)      (1,980)
                                               ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     3,481,909   30,162,149   16,246,558    3,603,277
                                               ------------  -----------  -----------  -----------
Increase (decrease) in net assets                54,168,805   32,260,291   19,316,294    7,372,240
Net assets at beginning of period               398,541,135    4,947,564   47,205,334   27,993,123
                                               ------------  -----------  -----------  -----------
Net assets at end of period                    $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,411,597    1,274,327      741,767      247,168
   Units redeemed                                (1,582,289)     (32,422)    (210,359)     (92,060)
   Units transferred                                359,898      321,247      402,836       (7,721)
                                               ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding            189,206    1,563,152      934,244      147,387
Beginning units                                  20,072,470      264,972    2,672,319    1,185,703
                                               ------------  -----------  -----------  -----------
Ending units                                     20,261,676    1,828,124    3,606,563    1,333,090
                                               ============  ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                        International  International
                                                   Growth       Growth-     High-Yield   Diversified      Growth &
                                               Opportunities     Income        Bond        Equities        Income
                                                 Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                               -------------  -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (460,955)  $  (269,082) $(1,033,952) $ (3,358,011)  $ (1,902,632)

   Net realized gains (losses)                      418,381       811,195    1,095,846     5,677,976      2,049,495
   Change in net unrealized appreciation
      (depreciation) of investments               6,697,424     1,606,352      322,308    37,597,431     15,864,082
                                                -----------   -----------  -----------  ------------   ------------
      Increase (decrease) in net assets from
         operations                               6,654,850     2,148,465      384,202    39,917,396     16,010,945
                                                -----------   -----------  -----------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                   7,951,398     2,899,097   10,026,963    40,568,858     56,847,907
   Cost of units redeemed                        (1,569,438)   (2,220,081)  (8,861,091)  (18,734,915)    (8,345,458)
   Net transfers                                  5,320,509       687,277    1,499,336     7,718,263     23,860,142
   Contract maintenance charge                       (2,814)       (2,339)      (6,609)      (32,540)       (10,370)
                                                -----------   -----------  -----------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    11,699,655     1,363,954    2,658,599    29,519,666     72,352,221
                                                -----------   -----------  -----------  ------------   ------------
Increase (decrease) in net assets                18,354,505     3,512,419    3,042,801    69,437,062     88,363,166
Net assets at beginning of period                28,417,659    21,335,072   83,936,765   250,526,418    117,562,282
                                                -----------   -----------  -----------  ------------   ------------
Net assets at end of period                     $46,772,164   $24,847,491  $86,979,566  $319,963,480   $205,925,448
                                                ===========   ===========  ===========  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,355,275        90,162      492,683     2,665,516      2,934,840
   Units redeemed                                  (262,649)      (68,102)    (422,935)   (1,223,863)      (425,325)
   Units transferred                                887,732        21,000       69,463       498,779      1,225,694
                                                -----------   -----------  -----------  ------------   ------------
Increase (decrease) in units outstanding          1,980,358        43,060      139,211     1,940,432      3,735,209
Beginning units                                   5,078,330       685,463    4,049,169    17,448,046      6,342,643
                                                -----------   -----------  -----------  ------------   ------------
Ending units                                      7,058,688       728,523    4,188,380    19,388,478     10,077,852
                                                ===========   ===========  ===========  ============   ============

                                                                 MFS
                                                 Marsico    Massachusetts
                                                 Focused      Investors      MFS Total     Mid-Cap
                                                  Growth        Trust         Return        Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                               -----------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (463,171)  $  (642,584)  $ (3,676,943) $  (967,934)

   Net realized gains (losses)                     991,035     1,769,878      1,622,938    2,130,113
   Change in net unrealized appreciation
      (depreciation) of investments              4,140,554     4,076,881     14,559,931   11,157,184
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              4,668,418     5,204,175     12,505,926   12,319,363
                                               -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                  5,613,998     1,721,167     31,171,040    8,981,172
   Cost of units redeemed                       (2,189,375)   (4,483,843)   (19,265,888)  (6,094,765)
   Net transfers                                  (382,442)     (985,855)    23,221,503   (1,831,848)
   Contract maintenance charge                      (2,677)       (6,271)       (27,159)      (9,534)
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    3,039,504    (3,754,802)    35,099,496    1,045,025
                                               -----------   -----------   ------------  -----------
Increase (decrease) in net assets                7,707,922     1,449,373     47,605,422   13,364,388
Net assets at beginning of period               36,778,126    53,764,055    278,884,644   76,689,316
                                               -----------   -----------   ------------  -----------
Net assets at end of period                    $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      460,091        72,091      1,108,720      766,178
   Units redeemed                                 (177,229)     (184,715)      (676,207)    (527,309)
   Units transferred                               (33,928)      (40,949)       816,392     (170,723)
                                               -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding           248,934      (153,573)     1,248,905       68,146
Beginning units                                  3,057,551     2,321,999     10,084,962    7,154,175
                                               -----------   -----------   ------------  -----------
Ending units                                     3,306,485     2,168,426     11,333,867    7,222,321
                                               ===========   ===========   ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                              Small
                                                              Small & Mid    Company                   Telecom
                                                Real Estate    Cap Value      Value      Technology    Utility
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,506,287) $ (3,428,842) $  (465,374) $  (159,191) $  (30,230)

   Net realized gains (losses)                    1,997,163     4,291,090       90,222      288,006     141,994
   Change in net unrealized appreciation
      (depreciation) of investments              (9,260,032)   15,210,932     (648,807)   2,568,299     186,037
                                               ------------  ------------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                              (8,769,156)   16,073,180   (1,023,959)   2,697,114     297,801
                                               ------------  ------------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                  35,031,962    46,956,070   24,271,715    1,807,034   1,878,073
   Cost of units redeemed                        (6,311,552)  (20,344,114)  (1,281,099)  (1,085,441)    (82,697)
   Net transfers                                  5,527,597    18,178,650   13,716,075    1,861,421   1,255,895
   Contract maintenance charge                      (10,416)      (30,914)      (1,938)      (2,145)        (99)
                                               ------------  ------------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    34,237,591    44,759,692   36,704,753    2,580,869   3,051,172
                                               ------------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets                25,468,435    60,832,872   35,680,794    5,277,983   3,348,973
Net assets at beginning of period               107,216,539   249,417,557   20,238,125   12,558,333   1,186,455
                                               ------------  ------------  -----------  -----------  ----------
Net assets at end of period                    $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,181,295     2,412,420    2,290,695      699,560     114,894
   Units redeemed                                  (205,400)   (1,032,709)    (121,155)    (425,238)     (5,109)
   Units transferred                                173,252       922,253    1,305,682      663,748      77,446
                                               ------------  ------------  -----------  -----------  ----------
Increase (decrease) in units outstanding          1,149,147     2,301,964    3,475,222      938,070     187,231
Beginning units                                   3,472,777    13,641,167    1,999,516    5,308,607      79,302
                                               ------------  ------------  -----------  -----------  ----------
Ending units                                      4,621,924    15,943,131    5,474,738    6,246,677     266,533
                                               ============  ============  ===========  ===========  ==========


                                                Worldwide                  Growth and    Strategic
                                               High Income    Comstock       Income        Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 3)    (Class II)    (Class II)    (Class II)
                                               -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (25,641)  $  1,519,788  $    818,268  $  (327,007)

   Net realized gains (losses)                      2,295     17,739,665    28,072,864    1,007,646
   Change in net unrealized appreciation
      (depreciation) of investments                88,542     (9,332,763)   (6,745,489)   3,097,443
                                               ----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                                65,196      9,926,690    22,145,643    3,778,082
                                               ----------   ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   685,263     13,317,526    52,909,552      400,998
   Cost of units redeemed                        (135,442)   (34,918,253)  (41,835,393)  (2,163,724)
   Net transfers                                  731,905       (668,087)   20,631,650   (1,311,228)
   Contract maintenance charge                        (12)       (63,791)      (73,182)      (4,808)
                                               ----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   1,281,714    (22,332,605)   31,632,627   (3,078,762)
                                               ----------   ------------  ------------  -----------
Increase (decrease) in net assets               1,346,910    (12,405,915)   53,778,270      699,320
Net assets at beginning of period               1,662,700    376,648,609   488,270,723   28,337,928
                                               ----------   ------------  ------------  -----------
Net assets at end of period                    $3,009,610   $364,242,694  $542,048,993  $29,037,248
                                               ==========   ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      32,606        925,716     3,363,996       38,976
   Units redeemed                                  (6,449)    (2,401,817)   (2,637,692)    (211,474)
   Units transferred                               35,998        (35,319)    1,301,885     (134,932)
                                               ----------   ------------  ------------  -----------
Increase (decrease) in units outstanding           62,155     (1,511,420)    2,028,189     (307,430)
Beginning units                                    78,968     26,646,078    31,791,446    2,909,668
                                               ----------   ------------  ------------  -----------
Ending units                                      141,123     25,134,658    33,819,635    2,602,238
                                               ==========   ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -------------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   60,696    $   (65,892) $  (13,078) $   860,514  $   73,125

   Net realized gains (losses)                     877,030      4,045,879      29,489      (26,137)    590,189
   Change in net unrealized appreciation
      (depreciation) of investments               (253,282)       451,159     264,989     (486,048)     39,283
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                684,444      4,431,146     281,400      348,329     702,597
                                                ----------    -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     56,973      1,198,144       9,876      200,075      90,294
   Cost of units redeemed                         (153,505)    (4,903,218)    (87,364)  (1,052,350)   (735,379)
   Net transfers                                 1,443,133      3,949,322     105,618    1,810,370    (105,629)
   Contract maintenance charge                        (323)        (5,233)       (413)      (1,498)     (1,250)
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    1,346,278        239,015      27,717      956,597    (751,964)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in net assets                2,030,722      4,670,161     309,117    1,304,926     (49,367)
Net assets at beginning of period                3,361,967     60,395,735   1,595,675   15,411,695   9,158,305
                                                ----------    -----------  ----------  -----------  ----------
Net assets at end of period                     $5,392,689    $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                ==========    ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,868        111,452       1,273       27,435      12,218
   Units redeemed                                  (18,269)      (446,577)    (11,903)    (144,127)    (99,372)
   Units transferred                               171,651        361,121      13,867      247,144     (15,311)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding           160,250         25,996       3,237      130,452    (102,465)
Beginning units                                    430,300      5,752,545     221,503    2,122,228   1,296,826
                                                ----------    -----------  ----------  -----------  ----------
Ending units                                       590,550      5,778,541     224,740    2,252,680   1,194,361
                                                ==========    ===========  ==========  ===========  ==========

                                                 MidCap       Money       Mortgage   Real Estate
                                                  Stock       Market     Securities   Securities
                                                 Account     Account      Account      Account
                                                (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                               ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (14,676) $   111,545  $   454,808  $   45,470

   Net realized gains (losses)                    665,081            0     (109,125)    581,111
   Change in net unrealized appreciation
      (depreciation) of investments              (537,491)           0     (103,739)   (809,416)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                               112,914      111,545      241,944    (182,835)
                                               ----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    26,304      128,610        8,249      80,978
   Cost of units redeemed                        (540,381)  (1,051,011)    (963,624)    (92,816)
   Net transfers                                  287,930    1,550,078   (1,086,548)   (243,783)
   Contract maintenance charge                       (558)      (1,300)      (2,352)       (261)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (226,705)     626,377   (2,044,275)   (255,882)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in net assets                (113,791)     737,922   (1,802,331)   (438,717)
Net assets at beginning of period               7,472,559    3,665,896   11,351,666   1,991,443
                                               ----------  -----------  -----------  ----------
Net assets at end of period                    $7,358,768  $ 4,403,818  $ 9,549,335  $1,552,726
                                               ==========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       2,401       21,317        1,172       3,642
   Units redeemed                                 (48,064)    (174,682)    (143,409)     (4,453)
   Units transferred                               24,843      258,914     (160,011)    (13,786)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in units outstanding          (20,820)     105,549     (302,248)    (14,597)
Beginning units                                   692,928      616,894    1,695,485      94,034
                                               ----------  -----------  -----------  ----------
Ending units                                      672,108      722,443    1,393,237      79,437
                                               ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                    SAM      Conservative  Conservative    Flexible    Strategic
                                                 Balanced      Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  2,665,101  $   407,151   $   448,614   $ 1,127,646  $    22,177

   Net realized gains (losses)                    3,988,257      506,095     2,372,123       796,271      855,222
   Change in net unrealized appreciation
      (depreciation) of investments               7,158,551      106,326     4,336,432      (706,399)   1,457,601
                                               ------------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                              13,811,909    1,019,572     7,157,169     1,217,518    2,335,000
                                               ------------  -----------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                     472,437          425       353,757         8,577      220,640
   Cost of units redeemed                       (13,483,265)  (1,256,816)   (5,005,472)   (2,446,851)  (1,687,524)
   Net transfers                                  2,501,609       11,126    (1,335,826)      125,460     (178,459)
   Contract maintenance charge                      (20,140)      (1,310)      (10,290)       (3,735)      (4,156)
                                               ------------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (10,529,359)  (1,246,575)   (5,997,831)   (2,316,549)  (1,649,499)
                                               ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets                 3,282,550     (227,003)    1,159,338    (1,099,031)     685,501
Net assets at beginning of period               183,998,899   17,517,026    80,620,425    32,371,535   24,061,064
                                               ------------  -----------   -----------   -----------  -----------
Net assets at end of period                    $187,281,449  $17,290,023   $81,779,763   $31,272,504  $24,746,565
                                               ============  ===========   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        46,442           58        31,425         1,142       18,060
   Units redeemed                                (1,291,797)    (168,010)     (448,499)     (290,949)    (137,204)
   Units transferred                                231,841        2,553      (117,821)       15,053      (14,724)
                                               ------------  -----------   -----------   -----------  -----------
Increase (decrease) in units outstanding         (1,013,514)    (165,399)     (534,895)     (274,754)    (133,868)
Beginning units                                  18,183,081    2,412,113     7,480,827     3,921,709    2,028,132
                                               ------------  -----------   -----------   -----------  -----------
Ending units                                     17,169,567    2,246,714     6,945,932     3,646,955    1,894,264
                                               ============  ===========   ===========   ===========  ===========

                                                                                      West
                                               Short-Term   SmallCap    SmallCap     Coast
                                                 Income      Growth      Value       Equity
                                                 Account     Account    Account     Account
                                                (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                               ----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  134,445  $  (20,545) $  2,153   $  (117,082)

   Net realized gains (losses)                    (13,702)     65,817    50,858     1,700,395
   Change in net unrealized appreciation
      (depreciation) of investments               (36,207)    121,258   (64,222)    1,153,116
                                               ----------  ----------  --------   -----------
      Increase (decrease) in net assets from
         operations                                84,536     166,530   (11,211)    2,736,429
                                               ----------  ----------  --------   -----------
From capital transactions:
   Net proceeds from units sold                     7,650          39         0       629,480
   Cost of units redeemed                        (240,649)   (144,149)   (2,887)   (2,142,500)
   Net transfers                                   73,640     (22,648)  133,481     1,007,812
   Contract maintenance charge                       (729)       (246)      (90)       (3,681)
                                               ----------  ----------  --------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (160,088)   (167,004)  130,504      (508,889)
                                               ----------  ----------  --------   -----------
Increase (decrease) in net assets                 (75,552)       (474)  119,293     2,227,540
Net assets at beginning of period               3,500,054   1,863,932   217,020    30,663,761
                                               ----------  ----------  --------   -----------
Net assets at end of period                    $3,424,502  $1,863,458  $336,313   $32,891,301
                                               ==========  ==========  ========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,136           5         0        48,968
   Units redeemed                                 (35,668)    (20,202)     (265)     (163,394)
   Units transferred                               10,778      (3,762)   11,886        78,053
                                               ----------  ----------  --------   -----------
Increase (decrease) in units outstanding          (23,754)    (23,959)   11,621       (36,373)
Beginning units                                   525,980     271,871    19,578     2,438,907
                                               ----------  ----------  --------   -----------
Ending units                                      502,226     247,912    31,199     2,402,534
                                               ==========  ==========  ========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                               -------------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   56,255    $  (254,796) $  (11,589) $   702,777  $    7,952

   Net realized gains (losses)                   1,060,359      3,743,094      28,145     (115,032)    231,042
   Change in net unrealized appreciation
      (depreciation) of investments               (354,908)       119,935     140,494     (314,009)     19,544
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                761,706      3,608,233     157,050      273,736     258,538
                                                ----------    -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     47,788      3,588,499           0      159,288     168,787
   Cost of units redeemed                         (207,796)    (5,082,394)   (110,286)  (3,626,460)   (424,445)
   Net transfers                                   644,369      4,496,736      85,662      162,991     (51,608)
   Contract maintenance charge                        (305)        (5,865)       (155)      (2,658)       (406)
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                      484,056      2,996,976     (24,779)  (3,306,839)   (307,672)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in net assets                1,245,762      6,605,209     132,271   (3,033,103)    (49,134)
Net assets at beginning of period                4,461,640     51,305,430     957,698   15,802,004   3,474,705
                                                ----------    -----------  ----------  -----------  ----------
Net assets at end of period                     $5,707,402    $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                ==========    ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        5,845        339,543           0       22,393      23,442
   Units redeemed                                  (25,330)      (475,850)    (14,829)    (502,138)    (59,152)
   Units transferred                                75,661        424,393      10,700       21,961      (7,001)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding            56,176        288,086      (4,129)    (457,784)    (42,711)
Beginning units                                    581,190      4,996,995     135,152    2,210,997     502,522
                                                ----------    -----------  ----------  -----------  ----------
Ending units                                       637,366      5,285,081     131,023    1,753,213     459,811
                                                ==========    ===========  ==========  ===========  ==========

                                                                                        Real
                                                 MidCap       Money       Mortgage     Estate
                                                  Stock       Market     Securities  Securities
                                                 Account     Account      Account      Account
                                                (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                               ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (21,097) $    75,946  $   178,332  $   40,591

   Net realized gains (losses)                    372,062            0      (88,943)    643,069
   Change in net unrealized appreciation
      (depreciation) of investments              (293,679)           0       (5,168)   (885,387)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                57,286       75,946       84,221    (201,727)
                                               ----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    13,305       65,143       14,375      52,225
   Cost of units redeemed                        (665,977)  (4,082,467)  (1,512,499)   (102,554)
   Net transfers                                   75,133    5,596,936     (206,462)   (322,840)
   Contract maintenance charge                       (426)        (646)      (1,919)       (331)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (577,965)   1,578,966   (1,706,505)   (373,500)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in net assets                (520,679)   1,654,912   (1,622,284)   (575,227)
Net assets at beginning of period               3,927,186    2,724,190    5,028,514   2,294,813
                                               ----------  -----------  -----------  ----------
Net assets at end of period                    $3,406,507  $ 4,379,102  $ 3,406,230  $1,719,586
                                               ==========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,218       11,223        2,186       2,249
   Units redeemed                                 (61,090)    (693,073)    (230,276)     (5,284)
   Units transferred                                6,569      948,878      (30,900)    (16,997)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in units outstanding          (53,303)     267,028     (258,990)    (20,032)
Beginning units                                   372,499      468,575      768,702     108,166
                                               ----------  -----------  -----------  ----------
Ending units                                      319,196      735,603      509,712      88,134
                                               ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM           SAM
                                                             Conservative  Conservative    Flexible     Strategic
                                               SAM Balanced    Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,734,068  $   420,371   $   187,669   $  1,622,498  $   (80,937)

   Net realized gains (losses)                    7,110,601    1,016,680     3,544,247      1,539,365      882,942
   Change in net unrealized appreciation
      (depreciation) of investments               2,588,403     (242,725)    2,703,111     (1,342,081)   2,017,236
                                               ------------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              11,433,072    1,194,326     6,435,027      1,819,782    2,819,241
                                               ------------  -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                   3,445,497      644,553     1,556,678        322,809    1,929,885
   Cost of units redeemed                       (29,782,311)  (5,464,839)   (8,883,543)   (10,577,750)  (2,227,283)
   Net transfers                                    928,297     (496,376)   (2,645,386)      (292,500)     127,548
   Contract maintenance charge                      (21,926)      (3,286)      (10,299)        (9,669)      (4,298)
                                               ------------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (25,430,443)  (5,319,948)   (9,982,550)   (10,557,110)    (174,148)
                                               ------------  -----------   -----------   ------------  -----------
Increase (decrease) in net assets               (13,997,371)  (4,125,622)   (3,547,523)    (8,737,328)   2,645,093
Net assets at beginning of period               166,390,537   24,267,380    76,120,627     55,327,490   29,288,163
                                               ------------  -----------   -----------   ------------  -----------
Net assets at end of period                    $152,393,166  $20,141,758   $72,573,104   $ 46,590,162  $31,933,256
                                               ============  ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       337,935       63,876       141,331         39,440      157,000
   Units redeemed                                (2,903,626)    (748,233)     (807,609)    (1,284,359)    (183,046)
   Units transferred                                 87,557      (67,353)     (234,532)       (35,718)       7,782
                                               ------------  -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding         (2,478,134)    (751,710)     (900,810)    (1,280,637)     (18,264)
Beginning units                                  16,711,342    3,394,114     7,199,949      6,820,316    2,516,995
                                               ------------  -----------   -----------   ------------  -----------
Ending units                                     14,233,208    2,642,404     6,299,139      5,539,679    2,498,731
                                               ============  ===========   ===========   ============  ===========

                                                                                     West
                                               Short-Term   SmallCap   SmallCap     Coast
                                                 Income      Growth     Value       Equity
                                                 Account    Account    Account     Account
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                               ----------  ---------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  102,399  $ (11,603) $  2,166   $   (98,381)

   Net realized gains (losses)                    (26,163)    54,880    46,496     1,107,077
   Change in net unrealized appreciation
      (depreciation) of investments               (13,871)    45,753   (56,761)      109,537
                                               ----------  ---------  --------   -----------
      Increase (decrease) in net assets from
         operations                                62,365     89,030    (8,099)    1,118,233
                                               ----------  ---------  --------   -----------
From capital transactions:
   Net proceeds from units sold                     4,183         20     1,822       386,743
   Cost of units redeemed                        (893,853)  (205,771)  (21,567)   (1,403,356)
   Net transfers                                  365,397      8,537    25,946    (1,360,371)
   Contract maintenance charge                       (593)      (158)      (17)       (1,835)
                                               ----------  ---------  --------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (524,866)  (197,372)    6,184    (2,378,819)
                                               ----------  ---------  --------   -----------
Increase (decrease) in net assets                (462,501)  (108,342)   (1,915)   (1,260,586)
Net assets at beginning of period               3,160,390    994,542   260,044    14,402,243
                                               ----------  ---------  --------   -----------
Net assets at end of period                    $2,697,889  $ 886,200  $258,129   $13,141,657
                                               ==========  =========  ========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         636          3       164        30,433
   Units redeemed                                (135,049)   (28,482)   (2,042)     (110,786)
   Units transferred                               55,297      1,128     2,429      (107,276)
                                               ----------  ---------  --------   -----------
Increase (decrease) in units outstanding          (79,116)   (27,351)      551      (187,629)
Beginning units                                   480,261    147,936    23,541     1,174,244
                                               ----------  ---------  --------   -----------
Ending units                                      401,145    120,585    24,092       986,615
                                               ==========  =========  ========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                     Columbia
                                                Columbia                                              Marsico
                                                  Asset      Columbia      Columbia      Columbia     Focused
                                               Allocation   Large Cap   Small Company  High Yield     Equities
                                                  Fund,    Value Fund,   Growth Fund,      Fund,       Fund,
                                                Variable     Variable      Variable      Variable     Variable
                                                 Series       Series        Series        Series       Series
                                                (Class A)   (Class A)     (Class A)     (Class A)    (Class A)
                                               ----------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   23,917  $   22,316    $  (49,877)   $ 1,178,707  $  (890,626)

   Net realized gains (losses)                    139,799     671,032        70,891        470,446    2,356,801
   Change in net unrealized appreciation
      (depreciation) of investments               (53,687)   (167,907)      571,472     (1,383,728)   7,995,742
                                               ----------  ----------    ----------    -----------  -----------
      Increase (decrease) in net assets from
         operations                               110,029     525,441       592,486        265,425    9,461,917
                                               ----------  ----------    ----------    -----------  -----------
From capital transactions:
   Net proceeds from units sold                         0     564,812        54,801      1,953,112    7,207,119
   Cost of units redeemed                         (76,975)   (424,779)     (172,875)    (3,358,055)  (6,850,787)
   Net transfers                                   45,029      69,604      (125,987)      (222,040)    (262,353)
   Contract maintenance charge                       (177)       (633)         (269)        (2,371)      (6,361)
                                               ----------  ----------    ----------    -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (32,123)    209,004      (244,330)    (1,629,354)      87,618
                                               ----------  ----------    ----------    -----------  -----------
Increase (decrease) in net assets                  77,906     734,445       348,156     (1,363,929)   9,549,535
Net assets at beginning of period               1,373,371   7,643,812     4,061,145     30,752,895   78,555,725
                                               ----------  ----------    ----------    -----------  -----------
Net assets at end of period                    $1,451,277  $8,378,257    $4,409,301    $29,388,966  $88,105,260
                                               ==========  ==========    ==========    ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           0      41,757         4,339        121,854      592,650
   Units redeemed                                  (6,579)    (31,182)      (13,413)      (209,811)    (561,576)
   Units transferred                                3,659       5,234        (9,814)       (15,988)     (16,723)
                                               ----------  ----------    ----------    -----------  -----------
Increase (decrease) in units outstanding           (2,920)     15,809       (18,888)      (103,945)      14,351
Beginning units                                   121,392     581,409       337,697      1,942,396    6,596,122
                                               ----------  ----------    ----------    -----------  -----------
Ending units                                      118,472     597,218       318,809      1,838,451    6,610,473
                                               ==========  ==========    ==========    ===========  ===========

                                                              Columbia                    Columbia
                                                               Marsico                    Marsico
                                                 Columbia       21st     Columbia Mid  International
                                                  Marsico      Century    Cap Growth   Opportunities
                                               Growth Fund,     Fund,        Fund,         Fund,
                                                 Variable     Variable     Variable       Variable
                                                  Series       Series       Series         Series
                                                 (Class A)    (Class A)    (Class A)     (Class B)
                                               ------------  ----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (77,338)  $  (15,025)  $  (24,185)   $  (87,136)

   Net realized gains (losses)                     145,285      171,106      477,313       560,082
   Change in net unrealized appreciation
      (depreciation) of investments                949,921      204,660     (104,531)      899,785
                                                ----------   ----------   ----------    ----------
      Increase (decrease) in net assets from
         operations                              1,017,868      360,741      348,597     1,372,731
                                                ----------   ----------   ----------    ----------
From capital transactions:
   Net proceeds from units sold                    425,736       10,010        2,097       458,925
   Cost of units redeemed                         (315,672)     (85,738)     (79,443)     (352,997)
   Net transfers                                    25,542       91,213      (62,610)     (100,191)
   Contract maintenance charge                        (588)         (98)        (209)         (564)
                                                ----------   ----------   ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      135,018       15,387     (140,165)        5,173
                                                ----------   ----------   ----------    ----------
Increase (decrease) in net assets                1,152,886      376,128      208,432     1,377,904
Net assets at beginning of period                6,660,456    2,152,593    2,165,600     7,939,963
                                                ----------   ----------   ----------    ----------
Net assets at end of period                     $7,813,342   $2,528,721   $2,374,032    $9,317,867
                                                ==========   ==========   ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       38,325          572          196        23,046
   Units redeemed                                  (28,466)      (5,029)      (7,692)      (17,498)
   Units transferred                                 2,775        5,495       (5,950)       (4,445)
                                                ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding            12,634        1,038      (13,446)        1,103
Beginning units                                    630,078      133,483      224,283       407,568
                                                ----------   ----------   ----------    ----------
Ending units                                       642,712      134,521      210,837       408,671
                                                ==========   ==========   ==========    ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   Asset                                   Growth-         Asset
                                                Allocation      Global                      Income      Allocation
                                                   Fund       Growth Fund   Growth Fund      Fund          Fund
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)      (Class 3)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,219,689) $    431,099  $ (8,529,837) $ (7,470,069) $   (469,185)

   Net realized gains (losses)                    8,113,737    37,241,208    79,852,080    42,427,319     3,657,329
   Change in net unrealized appreciation
      (depreciation) of investments               6,172,754    33,237,081    44,882,879    40,543,341     3,357,687
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              13,066,802    70,909,388   116,205,122    75,500,591     6,545,831
                                               ------------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,636,504    28,008,996    32,180,009    33,290,065       357,656
   Cost of units redeemed                       (17,671,973)  (47,053,767)  (68,084,881)  (69,089,770)  (10,346,796)
   Net transfers                                 14,491,716    35,271,461    16,902,727    27,081,590     3,360,248
   Contract maintenance charge                      (39,092)      (71,342)     (109,095)     (118,910)      (19,071)
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (1,582,845)   16,155,348   (19,111,240)   (8,837,025)   (6,647,963)
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                11,483,957    87,064,736    97,093,882    66,663,566      (102,132)
Net assets at beginning of period               149,201,594   522,537,934   795,069,301   784,498,398    76,054,888
                                               ------------  ------------  ------------  ------------  ------------
Net assets at end of period                    $160,685,551  $609,602,670  $892,163,183  $851,161,964  $ 75,952,756
                                               ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        97,137     1,247,277     1,545,400     1,786,118         7,256
   Units redeemed                                (1,051,702)   (2,049,576)   (3,175,817)   (3,632,527)     (208,509)
   Units transferred                                861,567     1,560,469       805,022     1,431,386        67,352
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            (92,998)      758,170      (825,395)     (415,023)     (133,901)
Beginning units                                   9,276,573    24,092,230    39,467,458    43,071,182     1,601,343
                                               ------------  ------------  ------------  ------------  ------------
Ending units                                      9,183,575    24,850,400    38,642,063    42,656,159     1,467,442
                                               ============  ============  ============  ============  ============

                                                   Cash
                                                Management                 Growth-Income  High-Income
                                                   Fund       Growth Fund       Fund       Bond Fund
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    431,403  $ (3,594,913) $ (3,169,633)  $ 1,450,105

   Net realized gains (losses)                      376,635    36,841,221    18,773,959      (561,486)
   Change in net unrealized appreciation
      (depreciation) of investments                (321,279)   29,055,171    26,678,396      (121,778)
                                               ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         operations                                 486,759    62,301,479    42,282,722       766,841
                                               ------------  ------------  ------------   -----------
From capital transactions:
   Net proceeds from units sold                      59,249     1,461,466     1,725,336       126,678
   Cost of units redeemed                       (10,966,761)  (48,770,541)  (49,373,326)   (3,680,980)
   Net transfers                                 10,381,420    (9,959,711)   (5,930,043)       (2,295)
   Contract maintenance charge                       (5,900)     (108,993)     (119,980)       (9,528)
                                               ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         capital transactions                      (531,992)  (57,377,779)  (53,698,013)   (3,566,125)
                                               ------------  ------------  ------------   -----------
Increase (decrease) in net assets                   (45,233)    4,923,700   (11,415,291)   (2,799,284)
Net assets at beginning of period                18,196,166   451,036,649   457,705,512    33,496,125
                                               ------------  ------------  ------------   -----------
Net assets at end of period                    $ 18,150,933  $455,960,349  $446,290,221   $30,696,841
                                               ============  ============  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         2,890         7,656        12,556         1,672
   Units redeemed                                  (498,426)     (253,980)     (356,651)      (52,424)
   Units transferred                                471,444       (51,539)      (42,652)          195
                                               ------------  ------------  ------------   -----------
Increase (decrease) in units outstanding            (24,092)     (297,863)     (386,747)      (50,557)
Beginning units                                     836,379     2,476,760     3,444,347       489,770
                                               ------------  ------------  ------------   -----------
Ending units                                        812,287     2,178,897     3,057,600       439,213
                                               ============  ============  ============   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                    U.S.                                      BB&T
                                                                Government/     Growth and      Mid Cap      Capital
                                               International     AAA-Rated        Income         Value       Manager
                                                    Fund      Securities Fund    Portfolio     Portfolio   Equity VIF
                                                 (Class 3)       (Class 3)      (Class VC)    (Class VC)    Portfolio
                                               -------------  ---------------  ------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (964,333)    $   967,340    $ (2,976,481) $ (1,134,760) $   (3,912)

   Net realized gains (losses)                    9,663,893        (680,931)      6,627,403     3,847,815     506,383
   Change in net unrealized appreciation
      (depreciation) of investments              10,385,470         520,724      11,601,397     3,047,050    (257,304)
                                               ------------     -----------    ------------  ------------  ----------
      Increase (decrease) in net assets from
         operations                              19,085,030         807,133      15,252,319     5,760,105     245,167
                                               ------------     -----------    ------------  ------------  ----------
From capital transactions:
   Net proceeds from units sold                     660,077          62,521      38,288,416       587,231     754,543
   Cost of units redeemed                       (14,043,217)     (3,760,769)    (22,177,423)  (12,814,832)   (128,776)
   Net transfers                                   (202,073)        186,341        (577,482)     (721,082)    647,748
   Contract maintenance charge                      (27,265)         (8,375)        (37,860)      (26,069)        (61)
                                               ------------     -----------    ------------  ------------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (13,612,478)     (3,520,282)     15,495,651   (12,974,752)  1,273,454
                                               ------------     -----------    ------------  ------------  ----------
Increase (decrease) in net assets                 5,472,552      (2,713,149)     30,747,970    (7,214,647)  1,518,621
Net assets at beginning of period               120,436,613      31,959,063     246,019,110    98,390,983   3,554,572
                                               ------------     -----------    ------------  ------------  ----------
Net assets at end of period                    $125,909,165     $29,245,914    $276,767,080  $ 91,176,336  $5,073,193
                                               ============     ===========    ============  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        12,428           1,923       2,723,780        37,010      60,931
   Units redeemed                                  (262,446)       (116,081)     (1,575,771)     (799,768)    (10,371)
   Units transferred                                 (4,983)          5,387         (42,264)      (52,301)     52,400
                                               ------------     -----------    ------------  ------------  ----------
Increase (decrease) in units outstanding           (255,001)       (108,771)      1,105,745      (815,059)    102,960
Beginning units                                   2,405,011         996,762      17,926,774     6,529,071     297,909
                                               ------------     -----------    ------------  ------------  ----------
Ending units                                      2,150,010         887,991      19,032,519     5,714,012     400,869
                                               ============     ===========    ============  ============  ==========


                                               BB&T Large               BB&T Mid    BB&T Special
                                               Cap Growth  BB&T Large  Cap Growth  Opportunities
                                                   VIF       Cap VIF       VIF       Equity VIF
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                               ----------  ----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     (54)  $   15,487  $  (36,977)  $  (68,979)

   Net realized gains (losses)                    15,227      472,111     426,510      552,541
   Change in net unrealized appreciation
      (depreciation) of investments              (10,167)    (377,443)    403,620      156,727
                                               ---------   ----------  ----------   ----------
      Increase (decrease) in net assets from
         operations                                5,006      110,155     793,153      640,289
                                               ---------   ----------  ----------   ----------
From capital transactions:
   Net proceeds from units sold                   33,619      888,725     409,462    2,212,504
   Cost of units redeemed                           (183)     (83,184)   (128,472)    (166,965)
   Net transfers                                (263,944)     735,493     654,496    2,559,069
   Contract maintenance charge                        (7)         (56)       (152)        (120)
                                               ---------   ----------  ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (230,515)   1,540,978     935,334    4,604,488
                                               ---------   ----------  ----------   ----------
Increase (decrease) in net assets               (225,509)   1,651,133   1,728,487    5,244,777
Net assets at beginning of period                225,509    2,174,000   2,343,054    3,349,682
                                               ---------   ----------  ----------   ----------
Net assets at end of period                    $       0   $3,825,133  $4,071,541   $8,594,459
                                               =========   ==========  ==========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,094       70,273      34,006      159,632
   Units redeemed                                    (18)      (6,575)    (10,483)     (11,979)
   Units transferred                             (24,368)      58,300      54,722      185,375
                                               ---------   ----------  ----------   ----------
Increase (decrease) in units outstanding         (21,292)     121,998      78,245      333,028
Beginning units                                   21,292      174,402     215,430      263,198
                                               ---------   ----------  ----------   ----------
Ending units                                           0      296,400     293,675      596,226
                                               =========   ==========  ==========   ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                           MTB
                                                                                         Managed      MTB Managed    MTB Managed
                                                BB&T Total                   MTB        Allocation     Allocation     Allocation
                                               Return Bond   MTB Large    Large Cap       Fund -        Fund -          Fund -
                                                   VIF       Cap Growth     Value       Aggressive    Conservative     Moderate
                                                Portfolio   Fund II (1)  Fund II (1)  Growth II (1)  Growth II (1)  Growth II (1)
                                               -----------  -----------  -----------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  104,381      $ (2)        $  0          $ (2)          $  2           $ (1)

   Net realized gains (losses)                     (3,395)        0           (1)           (1)             0              0
   Change in net unrealized appreciation
      (depreciation) of investments                26,066        20            4            17              7             13
                                               ----------      ----         ----          ----           ----           ----
      Increase (decrease) in net assets from
         operations                               127,052        18            3            14              9             12
                                               ----------      ----         ----          ----           ----           ----
From capital transactions:
   Net proceeds from units sold                 1,243,279       200          201           201            200            200
   Cost of units redeemed                        (258,159)        0            0             0              0              0
   Net transfers                                3,382,164         0            0             0              0              0
   Contract maintenance charge                       (186)        0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
      Increase (decrease) in net assets from
         capital transactions                   4,367,098       200          201           201            200            200
                                               ----------      ----         ----          ----           ----           ----
Increase (decrease) in net assets               4,494,150       218          204           215            209            212
Net assets at beginning of period               3,070,867         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Net assets at end of period                    $7,565,017      $218         $204          $215           $209           $212
                                               ==========      ====         ====          ====           ====           ====
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     121,614        20           20            20             20             20
   Units redeemed                                 (25,173)        0            0             0              0              0
   Units transferred                              329,283         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Increase (decrease) in units outstanding          425,724        20           20            20             20             20
Beginning units                                   300,793         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Ending units                                      726,517        20           20            20             20             20
                                               ==========      ====         ====          ====           ====           ====

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION

     Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II, Polaris Advisor, Polaris Choice III and Polaris Preferred Solution.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 177 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc. (the "Principal Fund"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"), or (10) the five currently available investment portfolios of the MTB Group

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Fund and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Fund, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     On January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     Predecessor WM Trust Portfolio
     International Growth Fund
     Equity Income Fund
     Growth Fund
     Income Fund
     Growth & Income Fund
     Mid Cap Stock Fund
     Money Market Fund
     U.S. Government Securities Fund
     REIT Fund
     Balanced Portfolio
     Conservative Balanced Portfolio
     Conservative Growth Portfolio
     Flexible Income Portfolio
     Strategic Growth Portfolio
     Short Term Income Fund
     Small Cap Growth Fund
     Small Cap Value Fund
     West Coast Equity Fund

     Current Principal Fund Portfolio
     Diversified International Account
     Equity Income Account I
     Growth Account
     Income Account
     LargeCap Blend Account
     MidCap Stock Account
     Money Market Account
     Mortgage Securities Account
     Real Estate Securities Account
     SAM Balanced Portfolio
     SAM Conservative Balanced Portfolio
     SAM Conservative Growth Portfolio
     SAM Flexible Income Portfolio
     SAM Strategic Growth Portfolio
     Short-Term Income Account
     SmallCap Growth Account
     SmallCap Value Account
     West Coast Equity Account

     On February 12, 2007, the Large Cap Growth VIF of the BB&T Variable Insurance Funds was merged with and into the Large Cap VIF. On that date, the Variable Accounts that invested in the Large Cap Growth VIF exchanged their shares for shares with an equal value in the Large Cap VIF. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

     On February 12, 2007, the Large Cap Growth VIF transferred all of its assets to the Large Cap VIF in return for shares of the Large Cap VIF. At the same time, the Large Cap VIF assumed all liabilities of the Large Cap Growth VIF. After the transfer, shares of the Large Cap VIF were distributed to shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF. In effect shares of the Large Cap Growth VIF were exchanged at an equal net asset value and on a tax-free basis for shares of the Large Cap VIF.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     On May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principals ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these unaudited financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:


The following financial statements of Variable Separate Account and consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-137895 and 811-03859, filed on April 26, 2007, Accession No.
0000950148-07-000099:

Variable Separate Account

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2006

     -   Schedule of Portfolio Investments as of December 31, 2006

     -   Statement of Operations for the year ended December 31, 2006

     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     -   Notes to Financial Statements

AIG SunAmerica Life Assurance Company

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements


Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2007 and December 31, 2006, and for the nine months ended September 30, 2007 and 2006, and financial statements (unaudited) for Variable Separate Account at September 30, 2007 and for the nine months ended September 30, 2007, are included herein.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not
                                                                         Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Selling Agreement...........................................  1
(4)   Variable Annuity Contract........................................  12
      (a)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................  8
      (b)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................  8
      (c)  Optional Death Benefit Enhancement Endorsement..............  2
      (d)  Nursing Home Waiver Endorsement.............................  9
      (e)  Guaranteed Minimum Account Value Endorsement................  7
      (f)  Standard Death Benefit Endorsement..........................  8
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  11
      (h)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  11
      (i)  Optional Payment Enhancement Endorsement....................  12
      (j)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................  13
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus)...........................................  14
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement (GMWB with Bonus and GMBB)......................  Filed
                                                                         Herewith
(5)   Application for Contract.........................................  2
      (a)  Participant Enrollment Form.................................  2
      (b)  Annuity Application.........................................  2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  4

      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  6
      (c)  Amended and Restated By-Laws dated December 19, 2001........  4
(7)   Reinsurance Contract.............................................  Not
                                                                         Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of Lord Abbett Fund Participation Agreement............  5
      (d)  Form of Van Kampen Fund Participation Agreement.............  3
      (e)  Form of American Funds Insurance Series and SunAmerica
           Series Trust Master-Feeder Fund Participation Agreement.....  15
(9)   Opinion and Consent of Counsel of Depositor......................  17
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed
                                                                         Herewith
(11)  Financial Statements Omitted from Item 23........................  Not
                                                                         Applicable
(12)  Initial Capitalization Agreement.................................  Not
                                                                         Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company the Depositor of Registrant..........  15
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................  16
      (c)  Support Agreement of American International Group, Inc. ....  10


---------------


           1  Incorporated by reference to Initial Registration Statement,
              File Nos. 333-25473 and 811-03859, filed on April 18, 1997,
              Accession No. 0000950148-97-000989.
           2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
           3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No.
              0000950148-01-502065.
           4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-65118 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001017.
           5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No.
              0000898430-02-003844.
           6 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.
           7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No.
              0000950148-03-002354.
           8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
           9 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.
          10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No.
              0000950129-05-008177.
          11 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859,
              filed on May 1, 2006, Accession No. 0000950129-06-004660.
          12  Incorporated by reference to Initial Registration Statement,
              File Nos. 333-134869 and 811-03859, filed on June 8, 2006,
              Accession No. 0000950129-06-006134.
          13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
          14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-137867 and 811-03859, filed on February 14, 2007, Accession No.
              0000950148-07-000041.
          15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-137895 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000099.
          16  Incorporated by reference to Initial Registration Statement,
              File Nos. 333-144000 and 811-03859, filed on June 22, 2007,
              Accession No. 0000950148-07-000164.
          17 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-144000 and 811-03859, filed on October 3, 2007, Accession No.
              0000950124-07-005007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 4, 2008, the number of Polaris Advantage contract owners is 140, 56 of which are non-qualified contracts and 84 of which are qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    William J. Kuzmich    Director
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 and Amendment No. 5 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 1st day of February, 2008.


                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           February 1, 2008
------------------------------------------------             (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            February 1, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 February 1, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                              (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  February 1, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        February 1, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           February 1, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    February 1, 2008
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX



EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
(4)(l)        Form of Optional Guaranteed Minimum Withdrawal Benefit
              Endorsement (GMWB with Bonus and GMBB)
(10)          Consent of Independent Registered Public Accounting Firm